                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7450

                             CITISTREET FUNDS, INC.
                             ----------------------
               (Exact name of registrant as specified in charter)

                      400 Atrium Drive, Somerset, NJ 08873
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                             Paul S. Feinberg, Esq.
                                    President
                             CitiStreet Funds, Inc.
                                400 Atrium Drive
                           Somerset, New Jersey 08873
                           --------------------------
                     (Name and address of agent for service)

                                    Copy To:
                              Christopher E. Palmer
                                 Goodwin Proctor
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                             ----------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 732-514-2000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005

ITEM 1. Schedule of Investments

        The Registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2005 (Unaudited)

                      Shares                                           Value
                      ------                                           -----
COMMON STOCKS  - 98.1%

AEROSPACE & DEFENSE  - 0.7%

          235,600  BAE Systems PLC                                 $   1,154,594
           27,122  European Aeronautic Defence and
                   Space Co. NV #                                        811,030
          352,965  Rolls-Royce Group PLC                               1,626,441
       19,725,000  Rolls-Royce Group PLC Class B                          37,251
                                                                       3,629,316

AIRLINES  - 0.3%

        1,020,000  Air China Ltd. *                                      369,458
           15,487  AIR France-KLM #                                      278,548
          167,871  British Airways PLC *                                 836,944
           69,500  Qantas Airways Ltd.                                   190,657
            7,000  Singapore Airlines Ltd.                                50,454
                                                                       1,726,061

APPAREL & TEXTILES  - 0.1%

           70,000  Teijin Ltd. #                                         298,998
           26,000  Toray Industries, Inc.                                116,633
                                                                         415,631

AUTOMOTIVE  - 6.3%

           13,600  Bayerische Motoren Werke AG #                         618,134
          104,000  Bridgestone Corp.                                   1,911,718
           43,300  Continental AG #                                    3,359,410
           31,600  DaimlerChrysler AG #                                1,414,946
            5,000  Denso Corp.                                           124,505
           70,500  Honda Motor Co. Ltd. #                              3,530,753
           94,000  Mazda Motor Corp.                                     320,858
          403,000  Nissan Motor Co. Ltd.                               4,130,539
            4,100  Peugeot SA                                            260,623
          433,300  Pirelli & C. SpA *                                    539,406
           62,500  Renault SA #                                        5,584,127
          171,600  TI Automotive Ltd. (a)*                                     0
          141,800  Toyota Motor Corp.                                  5,276,587
           79,800  Volkswagen AG #                                     3,799,808
           39,000  Yokohama Rubber Co. Ltd.                              154,581
                                                                      31,025,995

BANKING  - 15.8%

          204,800  ABN AMRO Holding NV                                 5,083,092
            9,400  Anglo Irish Bank Corp. PLC                            235,256
           41,300  Australia & New Zealand Banking Group Ltd.            658,078
           20,300  Bank of Ireland                                       319,837
           69,800  Bank of Nova Scotia                                 2,282,140
           57,000  Bank of Yokohama Ltd. *                               347,661
          321,285  Barclays PLC                                        3,282,498
           33,700  Bayerische Hypo-und Vereinsbank AG
                   (HVB Group) *                                         824,628
           38,800  BNP Paribas #                                       2,749,653
           38,500  BOC Hong Kong (Holdings) Ltd.                          70,590
           30,200  Commonwealth Bank of Australia                        815,863
           67,500  Credit Agricole SA #*                               1,835,516
          162,700  Credit Suisse Group #                               6,988,411
           48,300  Danske Bank A/S #                                   1,401,858
           93,000  Taiheiyo Cement Corp. #                               261,068
          264,000  DBS Group Holdings Ltd.                             2,382,556
          108,700  Depfa Bank PLC                                      1,719,671
           27,500  Deutsche Bank AG #                                  2,373,214
           38,000  Dexia                                                 904,223
          107,600  Fortis                                              3,069,326
          364,100  HBOS PLC                                            5,672,721
           98,100  HSBC Holdings PLC                                   1,550,641
           15,600  HSBC Holdings PLC                                     248,024
           17,000  KBC Groupe SA                                       1,434,010
          456,100  Lloyds TSB Group PLC                                4,117,227
              290  Mitsubishi Tokyo Financial Group,
                   Inc. #                                              2,515,272
              108  Mizuho Financial Group, Inc. #                        510,665
           22,100  National Australia Bank Ltd.                          484,155
          412,300  Nordea Bank AB #                                    4,172,280
           16,000  Oversea-Chinese Banking Corp. Ltd.                    133,737
          104,700  Royal Bank of Scotland Group PLC                    3,329,704
           43,000  Shinsei Bank Ltd.                                     244,626
           80,400  Skandinaviska Enskilda Banken AB #                  1,524,807
           32,085  Societe Generale #                                  3,334,737
              910  Sumitomo Mitsui Financial Group,
                   Inc. #                                              6,161,436
           13,551  Suncorp-Metway Ltd.                                   203,462
           30,800  The Bank of East Asia Ltd.                             88,657
           14,000  The Bank of Fukuoka Ltd.                               87,871
           30,000  The Bank of Kyoto Ltd. #                              258,802
           43,000  The Chiba Bank Ltd.                                   278,312
           53,000  The Joyo Bank Ltd.                                    285,204
           32,000  The Nishi-Nippon City Bank Ltd.                       136,983
            3,100  UBS AG #                                              261,899
              340  UFJ Holdings, Inc. *                                1,788,389
           22,000  United Overseas Bank Ltd.                             191,884
           31,200  Westpac Banking Corp.                                 458,809
           62,000  Wing Hang Bank Ltd.                                   377,600
           58,100  Wing Lung Bank Ltd.                                   432,067
                                                                      77,628,052

BUILDING & CONSTRUCTION  - 2.4%

           22,800  Actividades de Construcciones y Servicios SA          564,709
           54,779  Barratt Developments PLC                              682,253
           48,600  Berkeley Group Holdings PLC                           743,886
           21,100  Bouygues #                                            836,712
           36,000  Compagnie de Saint Gobain SA #                      2,194,100
           79,900  CSR Ltd.                                              151,887
           28,000  Daiwa House Industry Co. Ltd.                         321,716
           26,492  HeidelbergCement AG *                               1,665,825
           26,000  Kajima Corp. #                                        107,419
           35,000  Kinden Corp.                                          273,863
           41,000  Maeda Road Construction Co. Ltd.                      338,783
           50,000  Obayashi Corp. #                                      308,230
          462,700  Pilkington PLC                                      1,035,463
           22,397  Rinker Group Ltd.                                     186,919
           43,000  Sekisui Chemical Co. Ltd. #                           312,399
           37,000  Shimizu Corp. #                                       189,443
           28,000  Mitsui & Co. Ltd. #                                   258,261

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2005 (Unaudited)(continued)

                         Shares                             Value
                         ------                             -----
          222,700  Taylor Woodrow PLC                   $   1,286,941
            3,800  Vinci SA                                   547,954
                                                           12,009,570

BUSINESS SERVICES & SUPPLIES  - 1.2%

           19,000  Brother Industries Ltd.                    182,514
           99,800  Canon, Inc.                              5,351,830
            6,100  Seiko Epson Corp. #                        226,421
                                                            5,760,765

CHEMICALS  - 2.5%

           62,400  Akzo Nobel NV                            2,849,902
           81,000  Asahi Kasei Corp. #                        398,862
            7,500  BASF AG                                    531,894
           39,400  Bayer AG #                               1,301,311
          131,000  Dainippon Ink And Chemicals, Inc. #        357,967
           15,100  DSM NV                                   1,064,223
          365,100  Imperial Chemical Industries PLC         1,844,389
           74,500  JSR Corp. #                              1,469,503
           66,000  Mitsubishi Chemical Corp. #                210,511
          224,000  Mitsui Chemicals, Inc.                   1,251,350
           24,000  Nippon Paint Co. Ltd.                       88,860
           75,000  Nippon Soda Co. Ltd.                       241,315
            7,800  Shin-Etsu Chemical Co. Ltd. #              295,342
           92,000  Sinopec Beijing Yanhua
                   Petrochemical Co. Ltd.                      44,235
          102,000  Sinopec Shanghai Petrochemical Co.
                   Ltd.                                        41,850
           22,000  Tokuyama Corp.                             158,191
                                                           12,149,705

COMMERCIAL SERVICES  - 0.3%

           19,000  Dai Nippon Printing Co. Ltd. #             309,918
          188,800  Hays PLC                                   474,210
           15,000  Kamigumi Co. Ltd.                          125,344
           10,000  Randstad Holding NV                        445,304
           19,000  Toppan Printing Co. Ltd. #                 208,030
                                                            1,562,806

COMPUTERS & INFORMATION  - 0.3%

            6,200  Cap Gemini SA                              216,272
            5,900  CSK Corp. #                                245,409
           49,000  Fujitsu Ltd.                               294,297
            3,100  Itochu Techno Science Corp. #              100,322
           13,920  TietoEnator Oyj                            475,998
                                                            1,332,298

COSMETICS & PERSONAL CARE  - 0.1%

           84,000  Bonjour Holdings Ltd.                       42,004
            3,900  Christian Dior #                           284,475
                                                              326,479

DISTRIBUTION & WHOLESALE  - 1.2%

          157,000  Digital China Holdings Ltd. *               48,312
           14,000  Esprit Holdings Ltd.                        95,586
           16,300  Inchcape PLC                               610,110
          808,000  Itochu Corp. #                           4,069,200
           17,800  Mitsubishi Corp.                           230,583
           37,000  TUI AG #                                   977,347
           49,000    Sumitomo Corp. #                         419,967
                                                            5,732,019

DIVERSIFIED FINANCIAL SERVICES  - 4.0%

            2,400  Acom Co. Ltd. #                            162,276
           31,050  Aiful Corp. #                            2,467,204
          152,000  Daiwa Securities Group, Inc.             1,000,811
          517,300  Macquarie Airports                       1,307,161
            7,500  Macquarie Bank Ltd.                        278,364
           27,421  Macquarie Infrastructure Group              76,282
           48,700  Manulife Financial Corp.                 2,324,991
          189,000  Nikko Cordial Corp. #                      944,780
           50,000  Nippon Shinpan Co. Ltd. *                  228,491
          220,600  Nomura Holdings, Inc. #                  3,086,034
          277,900  Old Mutual PLC                             705,875
            1,300  Orix Corp.                                 165,736
           38,500  Promise Co. Ltd. #                       2,631,896
          180,400  Sampo Oyj #                              2,620,056
           21,300  Sanyo Shinoan Finance Co. Ltd. #         1,446,155
            9,200  Swire Pacific Ltd.                          72,840
            1,900  Takefuji Corp.                             127,937
                                                           19,646,889

DIVERSIFIED OPERATIONS  - 0.1%

           29,000  Hutchison Whampoa Ltd.                     246,338
           15,000  Keppel Corp. Ltd. #                         99,031
           17,000  The Wharf (Holdings) Ltd.                   53,729
                                                              399,098

ELECTRICAL EQUIPMENT  - 0.8%

            8,200  Casio Computer Co. Ltd. #                  108,212
          212,000  Hitachi Ltd.                             1,316,782
           88,000  Mitsubishi Electric Corp.                  455,491
          110,000  Sharp Corp.                              1,663,978
           16,000  Sumitomo Electric Industries Ltd.          170,259
           94,000  Toshiba Corp. #                            392,744
                                                            4,107,466

ELECTRONICS  - 1.1%

            1,700  Advantest Corp. #                          130,324
           18,000  Elec & Eltek International Co. Ltd.         41,220
           28,900  Epcos AG *                                 399,495
            6,400  Hosiden Corp.                               71,625
           18,100  Kyocera Corp. #                          1,291,350
           50,000  NEC Corp.                                  302,168
           16,000  NGK Insulators Ltd.                        158,918
           93,000  Nippon Electric Glass Co. Ltd.           1,340,033
           35,000  Secom Co. Ltd.                           1,455,817
                                                            5,190,950

ENTERTAINMENT & LEISURE  - 0.9%

           15,200  Aristocrat Leisure Ltd.                    119,573
           56,700  Gestevision Telecinco SA #*              1,319,051
           22,000  Greek Organisation of Football
                   Prognostics SA                             643,032
           11,800  Sankyo Co. Ltd.                            571,154
           10,300  Sega Sammy Holdings, Inc.                  626,309

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2005 (Unaudited)(continued)

                           Shares                           Value
                           ------                           -----
            7,300  Yamaha Motor Co. Ltd.                $     124,929
                                                            4,381,395

FOOD, BEVERAGE & TOBACCO  - 5.7%

          170,700  Allied Domecq PLC                        1,719,827
           33,700  Altadis SA                               1,378,749
           32,400  Associated British Foods PLC *             460,741
           24,100  British American Tobacco PLC               424,635
           13,700  Casino Guichard-Perrachon et
                   Compagnie SA #*                          1,152,091
            9,200  Colruyt SA                               1,429,225
           30,100  Delhaize Group                           2,062,850
           57,000  Foster's Group Ltd.                        225,960
            6,000  Fraser and Neave Ltd.                       55,239
           51,300  Imperial Tobacco Group PLC               1,345,663
          576,600  J Sainsbury PLC                          3,149,668
              150  Japan Tobacco, Inc. #                    1,664,724
           82,000  Meiji Seika Kaisha Ltd.                    408,375
           25,200  Metro AG #                               1,353,200
            8,500  Nestle SA                                2,326,746
           35,000  Nichirei Corp.                             132,851
           93,000  Nippon Meat Packers, Inc. #              1,178,708
           85,900  SABMiller PLC                            1,344,010
           58,000  Sapporo Holdings Ltd. #                    271,541
           55,100  Somerfield PLC                             218,258
          238,000  Tate & Lyle PLC                          2,388,895
          125,400  Tesco PLC                                  749,528
           14,000  The Nisshin Oillio Group Ltd.               78,340
            3,000  Unilever NV                                204,238
           44,800  Unilever PLC                               442,483
          320,600  WM Morrison Supermarkets PLC             1,186,688
           25,400  Woolworths Ltd. #                          315,027
           19,000  Yamazaki Baking Co. Ltd.                   179,324
                                                           27,847,584

FOREST PRODUCTS & PAPER  - 0.1%

               20  Nippon Paper Group, Inc. #                  92,329
           84,000  Rengo Co. Ltd. #                           415,202
                                                              507,531

HEALTH CARE  - 0.3%

           14,300  Fresenius Medical Care AG #              1,158,043
            4,500  Phonak AG                                  155,081
            4,800  Terumo Corp. #                             144,593
                                                            1,457,717

HOTELS & RESTAURANTS  - 0.9%

           31,000  Accor SA #                               1,517,923
          106,800  Intercontinental Hotels Group PLC        1,245,446
           40,000  Shangri-La Asia Ltd.                        57,954
          102,600  Whitbread PLC                            1,804,875
                                                            4,626,198

HOUSEHOLD PRODUCTS  - 1.1%

          146,000  Matsushita Electric Industrial Co.
                   Ltd. #                                   2,151,364
           46,100  Reckitt Benckiser PLC                    1,464,346
           12,100  Sony Corp. #                               481,856
           50,500  Thomson #                                1,362,106
                                                            5,459,672

INDUSTRIAL MACHINERY  - 1.3%

           52,000  Amada Co. Ltd.                             320,075
           76,000  Komatsu Ltd. #                             571,285
           71,000  Kubota Corp.                               378,755
           20,000  Makita Corp. #                             365,213
           70,100  MAN AG #*                                3,136,124
           33,000  NSK Ltd.                                   169,886
          342,000  Sumitomo Heavy Industries Ltd.           1,345,992
          420,000  Sun East Technology (Holdings) Ltd.         42,542
           23,000  Techtronic Industries Co. Ltd.              50,723
           38,000  Weichai Power Co. Ltd.                     129,602
                                                            6,510,197

INSURANCE  - 7.6%

           88,400  Aegon NV                                 1,193,326
           76,000  Aioi Insurance Co. Ltd.                    409,680
           18,400  Allianz AG Holding #                     2,337,105
           17,600  AMP Ltd.                                    96,291
           59,900  Assicurazioni Generali SpA               1,934,115
           29,800  Assurance Generale de France #           2,341,774
          246,077  Aviva PLC                                2,950,948
            8,200  Baloise-Holding AG *                       394,396
          301,200  ING Groep NV                             9,100,536
           48,200  Insurance Australia Group Ltd.             236,143
              194  Millea Holdings, Inc.                    2,822,476
           40,600  Muenchener
                   Rueckversicherungs-Gesellschaft AG       4,893,108
          204,100  Prudential PLC                           1,950,340
           21,800  QBE Insurance Group Ltd.                   250,836
          591,000  Royal & Sun Alliance Insurance
                   Group PLC                                  876,141
           11,200  Swiss Reinsurance *                        802,409
           33,700  T&D Holdings, Inc.                       1,712,893
           17,565  Zurich Financial Services AG             3,083,976
                                                           37,386,493

MANUFACTURING  - 0.8%

            5,300  Fuji Photo Film Co. Ltd. #                 193,761
          253,000  Kawasaki Heavy Industries Ltd. #           436,512
           59,000  Mitsubishi Heavy Industries Ltd.           156,820
              969  Orica Ltd.                                  13,665
           38,200  Siemens AG #                             3,024,162
            7,600  Wesfarmers Ltd.                            233,389
                                                            4,058,309

METALS & MINING  - 6.1%

           58,200  Alcan, Inc.                              2,213,202
          470,300  Alumina Ltd.                             2,140,569
          242,998  Arcelor #                                5,555,345
          140,300  BHP Billiton Ltd.                        1,937,408
           47,292  BHP Billiton PLC                           635,000
          220,600  Bluescope Steel Ltd.                     1,483,077
           66,700  JFE Holdings, Inc.                       1,859,949
          756,000  Kobe Steel Ltd. #                        1,332,562
           68,000  Mitsubishi Materials Corp. #               162,350

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2005 (Unaudited)(continued)

                         Shares                                        Value
                         ------                                        -----
           50,000  Mitsui Mining & Smelting Co. Ltd.               $     221,497
          228,000  Nippon Steel Corp.                                    576,246
           53,000  Nisshin Steel Co. Ltd.                                138,895
           31,600  Placer Dome, Inc.                                     512,552
            3,518  Rio Tinto Ltd.                                        122,715
           54,800  Rio Tinto PLC                                       1,770,710
            6,000  SKF AB Class B                                        280,657
          967,000  Sumitomo Metal Industries Ltd. #                    1,740,555
           32,400  Teck Cominco Ltd. Class B                           1,201,290
           60,559  ThyssenKrupp AG #                                   1,247,839
          498,143  WMC Resources Ltd.                                  3,067,971
           95,700  Xstrata PLC                                         1,825,367
           30,200  Zinifex Ltd. *                                         69,311
                                                                      30,095,067

MULTIMEDIA  - 1.1%

          213,200  ITV PLC                                               513,351
           25,944  John Fairfax Holdings Ltd.                             83,802
            2,966  Lagardere SCA #                                       224,616
           71,000  Reuters Group PLC                                     547,060
           32,000  Singapore Press Holdings Ltd.                          88,383
          124,400  Trinity Mirror PLC                                  1,646,854
           63,578  Vivendi Universal SA *                              1,948,169
           15,800  VNU NV                                                460,994
                                                                       5,513,229

OIL & GAS  - 9.0%
          655,100  BP PLC                                              6,785,800
          372,800  ENI SpA #                                           9,683,067
               10  INPEX Corp.                                            53,532
          264,000  Nippon Mining Holdings, Inc.                        1,450,184
            5,700  Norsk Hydro ASA                                       469,723
          142,100  Oil Search Ltd.                                       265,735
            6,200  OMV AG                                              1,970,566
          337,600  Repsol YPF #                                        8,939,521
           96,979  Royal Dutch Petroleum Co. #                         5,799,934
           12,552  Santos Ltd.                                            87,296
           25,200  Showa Shell Sekiyu KK                                 244,421
          403,700  The Shell Transport & Trading Co.
                   PLC                                                 3,621,339
           20,700  Total SA #                                          4,845,110
                                                                      44,216,228

PHARMACEUTICALS  - 6.7%

           54,600  Alliance Unichem PLC                                  797,572
           20,602  Altana AG #*                                        1,311,598
            3,800  Astellas Pharma, Inc. #                               128,645
           45,605  AstraZeneca PLC                                     1,796,568
            3,336  CSL Ltd.                                               88,112
          411,277  GlaxoSmithKline PLC                                 9,421,326
            7,800  H. Lundbeck A/S #                                     189,391
           16,900  Merck KGaA #                                        1,205,329
           96,100  Novartis AG #                                       4,485,471
            3,500  Ono Pharmaceuticals Co. Ltd.                          182,467
           17,100  Roche Holding AG                                    1,833,727
           15,800  Sankyo Co. Ltd. #                                     333,019
           87,386  Sanofi-Aventis #                                    7,371,319
           33,285  Schering AG #                                       2,208,184
           21,400  Shire Pharmaceuticals Group PLC                       244,302
           15,000  Taisho Pharmaceutical Co. Ltd.                        318,955
           15,200  Takeda Pharmaceutical Co. Ltd. #                      724,383
           17,000  Tanabe Seiyaku Co. Ltd.                               169,326
                                                                      32,809,694

REAL ESTATE  - 1.8%

           22,000  Cheung Kong Holdings Ltd.                             194,634
           31,000  City Developments Ltd.                                121,108
           45,000  Daiwa Kosho Lease Co. Ltd.                            246,351
          168,000  DB RREEF Trust                                        167,470
          103,000  Far East Consortium International Ltd. #               43,581
           27,951  General Property Trust                                 76,677
           28,000  Hang Lung Properties Ltd.                              40,748
           11,000  Henderson Land Development Co. Ltd. #                  48,941
           30,500  Kerry Properties Ltd. #                                67,067
          130,200  Land Securities Group PLC                           3,179,262
            7,619  Lend Lease Corp. Ltd.                                  74,184
           78,600  Leopalace21 Corp.                                   1,296,011
           42,100  Macquarie Goodman Group                               123,624
          195,000  Mitsubishi Estate Co. Ltd. #                        2,265,983
           11,000  Sumitomo Realty & Development Co.
                   Ltd.                                                  132,749
           18,000  Sun Hung Kai Properties Ltd.                          163,285
           36,148  Westfield Group                                       452,241
                                                                       8,693,916

RETAIL  - 2.7%

            5,100  Autobacs Seven Co. Ltd. #                             164,570
           20,600  Circle K Sunkus Co. Ltd.                              473,574
            7,200  FamilyMart Co. Ltd.                                   212,189
           26,000  Hankyu Department Stores, Inc.                        202,714
           13,550  Hennes & Mauritz AB Class B                           466,015
           15,008  Industria de Diseno Textil SA *                       448,979
           35,900  Ito-Yokado Co. Ltd.                                 1,432,987
           27,000  KarstadtQuelle AG #                                   270,995
           85,100  Kesa Electricals PLC                                  485,750
          377,100  Kingfisher PLC                                      2,056,342
           36,000  Lifestyle International Holdings Ltd.                  55,390
           92,500  Marui Co. Ltd. #                                    1,243,110
          196,700  Mitchells & Butlers PLC                             1,279,706
           48,000  Mitsukoshi Ltd. #                                     250,688
           10,808  Next PLC                                              324,941
           98,300  Punch Taverns PLC                                   1,277,200
           40,700  Seven-Eleven Japan Co. Ltd.                         1,191,868
          245,700  Sonae, SGPS SA                                        369,589
           10,000  UNY Co. Ltd.                                          120,121
          931,000  Woolworths Group PLC                                  953,820
                                                                      13,280,548

SEMICONDUCTORS  - 0.9%

          102,600  ARM Holdings PLC                                      203,933
           12,800  ASML Holding NV *                                     216,277
           50,000  Infineon Technologies AG #*                           479,797

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2005 (Unaudited)(continued)

                      Shares                                           Value
                      ------                                           -----
           18,700  Micronas Semiconductor Holding AG *            $      780,535
           14,500  Rohm Co. Ltd.                                       1,399,627
           10,400  STMicroelectronics NV #                               173,163
           24,900  Tokyo Electron Ltd.                                 1,418,876
                                                                       4,672,208

SOFTWARE  - 0.5%

          139,400  Sage Group PLC                                        529,804
           12,478  SAP AG #                                            2,011,440
                                                                       2,541,244

TELECOMMUNICATIONS  - 7.7%

          147,900  Alcatel #*                                          1,795,147
           25,600  Belgacom SA *                                       1,058,977
          280,900  BT Group PLC                                        1,090,135
          652,800  Cable & Wireless PLC                                1,593,410
           65,500  China Mobile (Hong Kong) Ltd.                         214,155
          182,000  China Telecom Corp. Ltd.                               63,589
          137,625  France Telecom SA #                                 4,122,545
           89,900  Hellenic Telecommunication Organisation             1,578,463
               20  KDDI Corp.                                             99,044
            5,700  Mobistar SA *                                         500,772
              128  Nippon Telegraph & Telephone Corp.                    559,869
          155,000  Nokia OYJ #                                         2,403,914
           35,500  Nokia OYJ ADR                                         547,765
              270  NTT DoCoMo, Inc.                                      453,253
          347,600  O2 PLC *                                              782,808
           64,000  Oki Electric Industry Co. Ltd.                        269,788
          328,700  Royal KPN NV #                                      4,749,799
               --  Royal KPN NV                                                0
           70,800  SES Global                                            917,181
        1,521,000  Singapore Telecommunications Ltd.                   2,376,850
          434,100  Spirent PLC *                                         526,720
            3,900  Swisscom AG #                                       1,430,489
           39,500  Tandberg Television ASA *                             494,800
           36,490  Telecom Corp. of New Zealand Ltd.                     157,533
          708,000  Telefon AB LM Ericsson #                            1,994,070
          171,000  Telefonica SA #                                     2,980,241
           52,280  Telstra Corp. Ltd. #                                  205,633
           98,000  Tencent Holdings Ltd.                                  70,994
        1,720,400  Vodafone Group PLC                                  4,564,809
                                                                      37,602,753

TRANSPORTATION  - 1.2%

               40  A P Moeller - Maersk Group                            372,482
           42,000  ComfortDelGro Corp. Ltd.                               42,483
              700  East Japan Railway Co. #                            3,760,317
           46,000  Fukuyama Transporting Co. Ltd.                        204,635
           16,000  Kawasaki Kisen Kaisha Ltd.                            110,422
           29,000  Mitsui OSK Lines Ltd. #                               186,346
           51,000  Neptune Orient Lines Ltd.                             113,677
           66,000  Nippon Express Co. Ltd. #                             347,158
          206,800  Stagecoach Group PLC                                  431,549
           11,000  Sumitomo Warehouse Co. Ltd. #                          66,169
               40  West Japan Railway Co. #                              163,022
                                                                       5,798,260

UTILITIES- ELECTRIC  - 3.9%

            8,900  Chubu Electric Power Co., Inc.                        213,733
            9,600  Chugoku Electric Power Co.                            182,196
           12,000  CLP Holdings Ltd.                                      68,314
           55,018  E.ON AG #                                           4,722,297
          107,900  Endesa SA #                                         2,427,599
          236,300  ENEL SpA #*                                         2,261,394
          253,400  Energias de Portugal SA                               706,482
          144,000  Huadian Power International Corp.
                   Ltd.                                                   39,235
          384,000  International Power PLC *                           1,299,892
            3,700  Kansai Electric Power Co., Inc. #                      74,190
          178,600  National Grid Transco PLC                           1,653,544
           21,500  RWE AG #                                            1,300,607
          100,300  The Tokyo Electric Power Co., Inc.
                   #                                                   2,432,082
           12,300  Tohoku Electric Power Co., Inc.                       227,933
           47,400  Union Fenosa SA                                     1,408,184
                                                                      19,017,682

UTILITIES- GAS  - 0.3%

           63,000  Hong Kong & China Gas Ltd.                            123,993
          291,000  Tokyo Gas Co. Ltd. #                                1,172,413
                                                                       1,296,406

UTILITIES- WATER  - 0.3%

           39,400  Suez SA #                                           1,060,668
           41,300  United Utilities PLC                                  492,149
                                                                       1,552,817
                                                                  --------------
TOTAL COMMON STOCKS
     (Cost $459,539,330 )                                            481,968,248
                                                                  --------------

                       Principal
                    Amount or Shares                                    Value
                    ----------------                                    -----
GOVERNMENT OBLIGATIONS  - 0.5%

                   Federal Republic of Germany
          126,812  3.250%, 04/17/08 (b)                                  171,535
           44,497  4.250%, 07/04/14 (b)                                   62,387
            5,562  4.500%, 01/04/13 (b)                                    7,796
        1,051,201  5.000%, 07/04/11 - 07/04/12 (b)                     1,544,740
          247,505  5.250%, 01/04/08 - 01/04/11 (b)                       357,489
                                                                     -----------
TOTAL GOVERNMENT OBLIGATIONS
     (Cost $2,143,947 )                                                2,143,947
                                                                     -----------

SHORT-TERM INVESTMENTS  - 25.3%

COLLATERAL FOR SECURITIES ON LOAN  - 23.9%

      117,371,450  State Street Navigator Securities
                   Lending Prime Portfolio
                   2.782% (c) (d) (e)                                117,371,450
                                                                     -----------
MUTUAL FUND  - 1.4%

        6,930,164  Goldman Sachs Prime Obligations Fund
                   2.576% (d)                                          6,930,164
                                                                     -----------

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2005 (Unaudited)(continued)

TOTAL SHORT-TERM INVESTMENTS
     (Cost $124,301,614 )                            124,301,614
                                                  --------------
TOTAL INVESTMENTS  - 123.9%
     (Cost $585,984,891)(f)                          608,413,809
                                                  --------------
Liabilities in excess of other assets  - (23.9)%    (117,229,674)
                                                  --------------
TOTAL NET ASSETS  - 100.0%                        $  491,184,135
                                                  ==============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security.

# - Represents security, or portion thereof, on loan as of March 31, 2005.

(a) - Represents a security which is fair-valued.

(b) - Represents security received, in lieu of cash, for securities on loan.

(c) - Represents security purchased with cash collateral received for securities on loan.

(d) - Rate quoted represents the seven day yield of the Fund.

(e) - Indicates an affiliated issuer.

(f) - At March 31, 2005, the aggregate cost of securities for Federal income tax purposes for the Fund was substantially similar to book cost. Aggregate gross unrealized appreciation is $34,518,595 and the aggregate gross unrealized depreciation is $12,089,677, resulting in net unrealized appreciation of $22,428,918.

SECURITY ABBREVIATIONS:

ADR--American Depository Receipt

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited)

                       Shares                              Value
----------------------------------------------------    -----------
COMMON STOCKS  - 96.4%

ADVERTISING  - 0.1%

       1,797   Advo, Inc.                               $    67,298
       3,226   Catalina Marketing Corp.                      83,553
       2,633   Getty Images, Inc. *                         187,233
       3,414   Harte-Hanks, Inc.                             94,090
          28   Marchex, Inc. Class B #*                         522
       1,347   RH Donnelley Corp. *                          78,247
       1,915   Sitel Corp. *                                  3,753
       1,176   Valuevision Media, Inc. #*                    14,547
       1,165   Ventiv Health, Inc. #*                        26,795
                                                        -----------
                                                            556,038
                                                        -----------
AEROSPACE & DEFENSE  - 1.0%

       2,105   AAR Corp. #*                                  28,628
      26,963   Alliant Techsystems, Inc. *                1,926,506
       1,784   Armor Holdings, Inc. *                        66,169
       3,741   BE Aerospace, Inc. *                          44,892
       1,319   Curtiss-Wright Corp.                          75,183
       1,550   DRS Technologies, Inc. *                      65,875
         373   Ducommun, Inc. *                               7,460
         885   EDO Corp. #                                   26,594
       1,327   Engineered Support Systems, Inc.              71,021
       1,380   Esterline Technologies Corp. *                47,679
       2,675   GenCorp, Inc. #                               53,500
       7,009   Goodrich Corp.                               268,375
         965   Heico Corp. #                                 19,397
      45,269   Herley Industries, Inc. *                    774,553
         587   Innovative Solutions & Support, Inc.
               #*                                            18,637
       1,292   Kaman Corp.                                   16,085
       1,660   Moog, Inc. *                                  75,032
         400   MTC Technologies, Inc. *                      13,000
       3,352   Orbital Sciences Corp. #*                     32,447
         254   Sequa Corp. #*                                13,170
       1,915   Teledyne Technologies, Inc. *                 59,940
       5,712   Titan Corp. *                                103,730
         933   Triumph Group, Inc. *                         36,331
       2,886   United Defense Industries, Inc.              211,890
         639   United Industrial Corp. #                     18,927
                                                        -----------
                                                          4,075,021
                                                        -----------
AIRLINES  - 1.5%

       5,335   Airtran Holdings, Inc. #*                     48,282
       1,663   Alaska Air Group, Inc. #*                     48,959
       2,199   America West Holdings Corp. Class
               B #*                                          11,941
       9,835   AMR Corp. #*                                 105,234
     103,091   Continental Airlines, Inc. Class B #*      1,241,216
       7,507   Delta Air Lines, Inc. #*                      30,403
       2,039   ExpressJet Holdings, Inc. *                   23,265
       2,801   FLYi, Inc. #*                                  3,557
       2,269   Frontier Airlines, Inc. #*                    23,779
     128,597   JetBlue Airways Corp. #*                   2,448,487
       1,688   Mesa Air Group, Inc. #*                       11,816
       4,288   Northwest Airlines Corp. #*                   28,687
       1,242   Pinnacle Airlines Corp. #*                    13,190
     130,826   Skywest, Inc. #                            2,432,055
                                                        -----------
                                                          6,470,871
                                                        -----------
APPAREL & TEXTILES  - 2.2%

         500   Angelica Corp.                                14,000
      76,041   Carter's, Inc. #*                          3,022,630
         198   Cherokee, Inc.                                 6,629
         955   Columbia Sportswear Co. #*                    50,835
         510   Deckers Outdoor Corp. #*                      18,227
       1,478   DHB Industries, Inc. *                        13,006
       1,121   G&K Services, Inc.                            45,165
       1,107   Guess ?, Inc. *                               15,166
      46,543   Gymboree Corp. *                             583,649
       1,189   Hartmarx Corp. *                              11,343
       1,624   K-Swiss, Inc.                                 53,641
       1,721   Kellwood Co.                                  49,548
       6,830   Liz Claiborne, Inc.                          274,088
      40,273   Oshkosh B'Gosh, Inc. #                     1,228,326
         857   Oxford Industries, Inc. #                     31,358
         141   Perry Ellis International, Inc. #*             3,164
       1,691   Phillips-Van Heusen                           45,048
       2,545   Polo Ralph Lauren Corp.                       98,746
       3,493   Quiksilver, Inc. *                           101,402
       3,126   Reebok International, Ltd.                   138,482
       1,578   Russell Corp.                                 28,530
       1,157   Skechers U.S.A., Inc. *                       17,910
         594   Steven Madden Ltd. *                           9,914
       2,329   Stride Rite Corp.                             30,976
       1,250   Timberland Co. *                              88,663
         670   Unifirst Corp. #                              26,733
     128,853   Warnaco Group, Inc. *                      3,097,626
          22   Weyco Group, Inc.                                963
       3,468   Wolverine World Wide, Inc.                    74,319
                                                        -----------
                                                          9,180,087
                                                        -----------
AUTOMOTIVE  - 0.4%

         766   Aftermarket Technology Corp. *                12,639
       2,637   American Axle & Manufacturing
               Holdings, Inc.                                64,607
       4,273   ArvinMeritor, Inc.                            66,103
         403   ASV, Inc. *                                   15,977
       5,809   Autoliv, Inc.                                276,799
         797   Bandag, Inc. #                                37,443
       3,480   BorgWarner, Inc.                             169,406
       1,677   Collins & Aikman Corp. #*                      2,063
         600   Commercial Vehicle Group, Inc. #*             12,000
       3,868   Cooper Tire & Rubber Co.                      71,016
      10,099   Dana Corp.                                   129,166
       1,400   Exide Technologies #*                         18,060
       9,000   Goodyear Tire & Rubber Co. #*                120,150
       2,328   Hayes Lemmerz International, Inc. *           12,106
         763   Keystone Automotive Industries, Inc.
               *                                             17,671

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                       Shares                              Value
----------------------------------------------------    -----------
      27,000   McLeod U.S.A., Inc. (a)*                 $         0
       1,593   Modine Manufacturing Co.                      46,723
       3,776   Navistar International Corp. #*              137,446
          90   Noble International Ltd. #                     2,039
       2,076   Oshkosh Truck Corp.                          170,211
         423   Standard Motor Products, Inc.                  4,949
         163   Strattec Security Corp. *                      8,734
       1,450   Superior Industries International #           38,295
       2,691   Tenneco Automotive, Inc. *                    33,530
       3,594   Tower Automotive, Inc. #*                        647
       1,477   TRW Automotive Holdings Corp. *               28,698
       7,699   Visteon Corp.                                 43,961
       1,854   Wabash National Corp. #                       45,238
                                                        -----------
                                                          1,585,677
                                                        -----------
BANKING  - 5.9%

         703   1st Source Corp.                              14,995
         600   ABC Bancorp                                   10,134
         854   Alabama National Bancorporation               52,854
       1,756   Amcore Financial, Inc.                        49,607
         660   AmericanWest Bancorp #*                       12,718
         640   Arrow Financial Corp.                         17,427
       7,613   Associated Banc-Corp                         237,754
         283   Bancfirst Corp.                               19,533
       4,596   Bancorpsouth, Inc. #                          94,861
         400   BancTrust Financial Group, Inc. #              8,096
         797   Bank of Granite Corp. #                       14,737
       3,249   Bank of Hawaii Corp.                         147,050
         674   Bank of the Ozarks, Inc. #                    21,399
         549   Banner Corp.                                  14,807
       1,142   BOK Financial Corp. *                         46,457
     138,128   Boston Private Financial Holdings,
               Inc. #                                     3,280,540
         400   Bryn Mawr Bank Corp. #                         8,168
         500   Camden National Corp. #                       17,675
         603   Capital City Bank  Group, Inc. #              24,428
         300   Capital Corp. of the  West                    13,944
          40   Capital Crossing Bank #*                       1,316
         600   Capitol Bancorp Ltd. #                        18,150
         937   Cascade Bancorp #                             18,187
       2,746   Cathay General Bancorp                        86,499
         400   Center Financial Corp. #                       7,052
         726   Central Coast Bancorp #*                      12,175
       1,576   Central Pacific  Financial Corp.              53,032
         208   Century Bancorp, Inc.                          5,963
       1,693   Chemical Financial Corp.                      55,031
       2,941   Chittenden Corp.                              76,672
       2,526   Citizens Banking Corp.                        74,163
         525   City Bank #                                   16,978
       1,134   City Holding Co. #                            33,493
       2,505   City National Corp.                          174,899
         744   Coastal Financial Corp.                       11,190
         967   CoBiz, Inc. #                                 18,740
       8,408   Colonial BancGroup, Inc.                     172,532
         300   Columbia Bancorp                               9,558
       1,007   Columbia Banking System, Inc.                 23,916
       3,765   Commerce Bancshares, Inc.                    181,473
       1,624   Community Bank System, Inc.                   37,206
         739   Community Banks, Inc. #                       18,468
         671   Community Trust Bancorp, Inc.                 19,332
         992   Corus Bankshares, Inc.                        47,308
       3,125   Cullen/Frost Bankers, Inc.                   141,094
       3,048   CVB Financial Corp.                           55,291
       3,176   East-West Bancorp, Inc.                      117,258
         500   EuroBancshares, Inc. *                         8,455
         413   Farmers Capital Bank Corp. #                  13,959
         428   Financial Institutions, Inc. #                 8,479
         727   First Bancorp (North Carolina)                16,459
       1,981   First Bancorp (Puerto Rico)                   83,697
       1,005   First Busey Corp. #                           19,447
       2,088   First Charter Corp.                           47,168
         383   First Citizens BancShares, Inc.               56,064
       4,118   First Commonwealth Financial Corp. #          56,417
     102,788   First Community  Bancorp, Inc.             4,553,508
         659   First Community Bancshares, Inc.              18,498
       2,037   First Financial Bancorp                       37,175
         900   First Financial Bankshares, Inc.              40,167
         980   First Financial Corp.                         28,959
         769   First Indiana Corp. #                         18,610
       1,219   First Merchants Corp. #                       31,572
       2,778   First Midwest Bancorp, Inc.                   90,229
         450   First Oak Brook Bancshares, Inc. #            13,181
         150   First of Long Island Corp. #                   6,348
       1,179   First Republic Bank                           38,164
         800   First State Bancorporation                    13,580
       5,072   FirstMerit Corp.                             135,727
       3,122   FNB Corp. (Pennsylvania) #                    59,786
         443   FNB Corp. (Virginia) #                        11,421
       4,012   Fremont General Corp.                         88,224
       1,137   Frontier Financial Corp. #                    43,092
       7,571   Fulton Financial Corp.                       164,972
         375   GB&T Bancshares, Inc. #                        8,123
         577   German American Bancorp #                      8,944
       1,416   Glacier Bancorp, Inc.                         43,188
       2,276   Gold Banc Corp., Inc.                         31,932
         674   Great Southern Bancorp, Inc. #                21,885
       3,063   Greater Bay Bancorp                           74,768
       1,862   Hancock Holding Co.                           60,515
       1,692   Hanmi Financial Corp.                         28,003
       1,691   Harleysville National Corp. #                 35,934
         600   Heartland Financial USA, Inc.                 11,916
       9,315   Hibernia Corp.                               298,173
       2,758   Hudson United Bancorp                         97,219
         485   IBERIABANK Corp. #                            27,286
         849   Independent Bank Corp.
               (Massachusetts)                               24,621
       1,216   Independent Bank Corp. (Michigan)             34,984
         980   Integra Bank Corp.                            21,697

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                       Shares                              Value
----------------------------------------------------    -----------
       1,219   Interchange Financial Services Corp.
               (New Jersey)                             $    21,028
       2,106   International Bancshares Corp.                73,015
       4,033   Investors Financial Services Corp. #         197,254
       1,138   Irwin Financial Corp. #                       26,197
         693   Lakeland Bancorp, Inc. #                      10,790
         300   Lakeland Financial Corp. #                    11,535
         540   Macatawa Bank Corp.                           18,130
         964   Main Street Banks, Inc. #                     25,527
         519   MainSource Financial Group, Inc. #            11,408
      93,557   MB Financial Corp. #                       3,583,233
         928   MBT Financial Corp.                           17,511
         315   Mercantile Bank Corp.                         12,877
       4,691   Mercantile Bankshares Corp.                  238,584
       1,306   Mid-State Bancshares #                        34,740
         577   Midwest Banc Holdings, Inc. #                 11,488
       1,200   Nara Bancorp, Inc.                            16,860
       2,198   National Penn Bancshares, Inc. #              54,005
         400   NBC Capital Corp. #                            9,672
       1,805   NBT Bancorp, Inc. #                           40,450
       4,098   Old National Bancorp #                        83,189
         760   Old Second Bancorp, Inc. #                    22,933
         582   Omega Financial Corp. #                       17,335
       1,065   Oriental Financial Group #                    24,942
       2,641   Pacific Capital Bancorp                       78,649
         849   Park National Corp. #                         95,512
         483   Peapack Gladstone Financial Corp. #           13,041
         484   Pennrock Financial Services Corp. #           16,901
         640   Peoples Bancorp, Inc.                         17,216
         450   Peoples Holding Co.                           13,995
      35,500   Pinnacle Financial Partners, Inc. #*         735,560
         900   PrivateBancorp, Inc. #                        28,269
         926   Prosperity Bancshares, Inc.                   24,530
       2,116   Provident Bankshares Corp.                    69,743
       1,837   R-G Financial Corp. Class B                   57,259
         571   Republic Bancorp, Inc. (Kentucky)             12,689
       4,284   Republic Bancorp, Inc. (Michigan)             58,005
         921   Riggs National Corp. #*                       17,582
         262   Royal Bancshares of Pennsylvania #             5,950
       1,376   S&T Bancorp, Inc. #                           48,710
         987   Sandy Spring Bancorp, Inc. #                  31,900
         427   Santander BanCorp                             11,243
         462   SCBT Financial Corp.                          13,874
         691   Seacoast Banking Corp. of Florida             13,599
         203   Security Bank Corp.                            8,362
         173   Signature Bank *                               4,586
       2,084   Silicon Valley Bancshares *                   91,821
       1,057   Simmons First National Corp. #                26,235
       6,286   Sky Financial Group, Inc.                    168,591
         179   Smithtown Bancorp, Inc.                        5,016
      38,334   South Financial Group, Inc.                1,170,720
         505   Southern Community Financial Corp. #           4,747
         578   Southside Bancshares, Inc. #                  12,046
       4,376   Southwest Bancorp of Texas, Inc.              80,300
         600   Southwest Bancorp, Inc.                       11,070
         446   State Bancorp, Inc.                           11,600
         300   State Financial Services Corp.                11,085
       1,146   Sterling Bancorp #                            27,813
       2,921   Sterling Bancshares, Inc. #                   41,478
       1,482   Sterling Financial Corp.                      38,562
         670   Suffolk Bancorp #                             22,130
         551   Sun Bancorp, Inc. *                           12,610
       2,941   Susquehanna Bancshares, Inc.                  71,702
         570   SY Bancorp, Inc. #                            12,540
         182   Taylor Capital Group, Inc. #                   5,942
       8,478   TCF Financial Corp.                          230,178
       1,510   Texas Capital Bancshares, Inc. #*             31,710
       2,434   Texas Regional Bancshares, Inc.               73,288
         225   The Bancorp, Inc. *                            3,150
         570   Tompkins Trustco, Inc. #                      24,253
         600   Trico Bancshares                              12,570
       4,298   Trustco Bank Corp. #                          49,384
       2,893   Trustmark Corp.                               83,897
       2,811   UCBH Holdings, Inc.                          112,159
         854   UMB Financial Corp.                           48,610
       2,749   Umpqua Holdings Corp.                         64,189
         400   Union Bankshares Corp. #                      12,808
       2,185   United Bankshares, Inc.                       72,411
       1,800   United Community Banks, Inc. #                42,714
         560   Univest Corp. of Pennsylvania #               22,294
       1,330   Unizan Financial Corp.                        34,580
         845   USB Holding Co., Inc. #                       18,751
       6,052   Valley National Bancorp #                    156,021
      28,681   Virginia Commerce Bancorp, Inc. #*           775,534
         400   Virginia Financial Group, Inc.                13,158
       6,934   W Holding Co., Inc.                           69,825
         895   Washington Trust Bancorp, Inc. #              24,595
       3,180   Webster Financial Corp.                      144,404
       1,250   WesBanco, Inc.                                34,387
       1,037   West Bancorporation, Inc. #                   17,670
       1,113   West Coast Bancorp #                          26,489
       1,992   Westamerica Bancorporation                   103,126
         315   Western Sierra Bancorp #*                     10,751
       2,502   Whitney Holding Corp.                        111,364
       4,099   Wilmington Trust Corp.                       143,875
         352   Wilshire Bancorp, Inc. #                       4,590
      57,809   Wintrust Financial Corp. #                 2,722,226
         578   Yardville National Bancorp #                  18,854
                                                        -----------
                                                         25,206,407
                                                        -----------
BIOTECHNOLOGY  - 1.1%

       3,701   Affymetrix, Inc. #*                          158,551
       1,700   Aksys Ltd. #*                                  5,389
       1,338   Alexion Pharmaceuticals, Inc. #*              28,988
       4,842   Applera Corp. - Celera Genomics
               Group *                                       49,630
     191,800   Arena Pharmaceuticals, Inc. *                968,590
       3,113   Ariad Pharmaceuticals, Inc. #*                17,433
       4,324   Avant Immunotherapeutics, Inc. *               7,048

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                       Shares                              Value
----------------------------------------------------    -----------
       3,212   Axonyx, Inc. *                           $     3,951
       1,150   Bio-Rad Laboratories, Inc. *                  56,016
       1,776   Cambrex Corp. #                               37,829
         532   CancerVax Corp. #*                             3,506
       2,405   Cell Genesys, Inc. #*                         10,895
       3,716   Charles River Laboratories
               International, Inc. *                        174,801
       1,516   Ciphergen Biosystems, Inc. #*                  4,199
         150   Corgentech, Inc. #*                              348
       3,091   CuraGen Corp. #*                              12,859
       3,300   Curis, Inc. #*                                11,814
         910   Cytogen Corp. #*                               5,269
       3,000   deCODE genetics, Inc. #*                      17,100
         834   Digene Corp. #*                               17,305
       1,181   Diversa Corp. *                                5,881
       3,361   Encysive Pharmaceuticals, Inc. *              34,349
       1,604   Enzo Biochem, Inc. #*                         23,130
       2,704   Enzon Pharmaceuticals, Inc. *                 27,554
     197,900   Exact Sciences Corp. #*                      706,503
       3,325   Exelixis, Inc. *                              22,543
       4,300   Genaera Corp. #*                               9,804
       6,665   Genelabs Technologies #*                       3,999
         506   Genencor International, Inc. *                 9,730
       2,603   Geron Corp. #*                                15,904
         183   GTx, Inc. #*                                   1,665
     102,700   Human Genome Sciences, Inc. #*               946,894
       3,156   ICOS Corp. #*                                 70,884
       2,275   Illumina, Inc. #*                             18,382
       2,488   Immunogen, Inc. *                             13,012
       2,838   Immunomedics, Inc. #*                          6,896
       3,363   Incyte Corp. *                                22,969
       1,385   Integra LifeSciences Holdings Corp. #*        48,780
       1,759   InterMune, Inc. #*                            19,349
       3,220   Invitrogen Corp. *                           222,824
       1,369   Keryx Biopharmaceuticals, Inc. #*             18,290
       1,070   Kosan Biosciences, Inc. #*                     4,387
       4,391   Lexicon Genetics, Inc. #*                     22,438
       1,584   Lifecell Corp. #*                             14,098
         280   Marshall Edwards, Inc. #*                      2,335
       1,680   Martek Biosciences Corp. #*                   97,759
       1,726   Maxim Pharmaceuticals, Inc. #*                 3,038
       1,458   Maxygen, Inc. *                               12,510
       3,087   Millipore Corp. *                            133,976
         192   Myogen, Inc. #*                                1,515
       1,737   Myriad Genetics, Inc. #*                      31,943
       2,630   Nanogen, Inc. #*                               9,152
       5,134   Nektar Therapeutics *                         71,568
       1,700   Neose Technologies, Inc. *                     4,386
         939   Northfield Laboratories, Inc. *               10,564
       3,726   Oscient Pharmaceuticals Corp. #*               8,719
       7,211   Peregrine Pharmaceuticals, Inc. #*            10,600
       2,454   Praecis Pharmaceuticals, Inc. *                2,577
       5,616   Protein Design Labs, Inc. *                   89,800
       1,500   Regeneration Technologies, Inc. *             15,465
       2,334   Regeneron Pharmaceuticals, Inc. #*            11,927
       1,584   Seattle Genetics, Inc. *                       8,142
       1,924   Serologicals Corp. #*                         47,023
       2,637   SuperGen, Inc. #*                             12,816
       3,285   Telik, Inc. *                                 49,538
         281   Tercica, Inc. *                                2,144
       1,285   Third Wave Technologies, Inc. *                7,402
       1,589   Transkaryotic Therapies, Inc. #*              39,669
       5,290   Vertex Pharmaceuticals, Inc. #*               49,514
                                                        -----------
                                                          4,615,868
                                                        -----------
BUILDING & CONSTRUCTION  - 1.6%

         527   Aaon, Inc. *                                   8,674
       1,204   Apogee Enterprises, Inc.                      17,193
       2,427   Beazer Homes USA, Inc. #                     121,010
       1,000   Brookfield Homes Corp.                        42,210
       4,611   Champion Enterprises, Inc. *                  43,343
         875   Coachmen Industries, Inc.                     11,900
       1,259   Comfort Systems USA, Inc. *                    9,757
         178   Dominion Homes, Inc. #*                        3,014
         360   Drew Industries, Inc. *                       13,554
       2,843   Dycom Industries, Inc. *                      65,361
       1,083   Eagle Materials, Inc. #                       87,658
       1,220   ElkCorp                                       46,921
         948   EMCOR Group, Inc. *                           44,385
       3,478   Fleetwood Enterprises, Inc. #*                30,259
       1,811   Florida Rock Industries, Inc.                106,523
       5,050   Fluor Corp.                                  279,922
         767   Genlyte Group, Inc. *                         69,007
       2,212   Granite Construction, Inc.                    58,109
       1,962   Hovnanian Enterprises, Inc. *                100,062
       1,430   Insituform Technologies, Inc. *               20,749
         700   Interline Brands, Inc.                        13,994
       3,354   Jacobs Engineering Group, Inc. *             174,140
       2,170   KB Home                                      254,888
       1,959   Lafarge North America, Inc.                  114,504
         318   Layne Christensen Co. *                        5,492
       2,606   Lennox International, Inc.                    57,124
         957   Levitt Corp.                                  24,537
       1,194   LSI Industries, Inc.                          13,409
         686   M/I Homes, Inc. #                             33,566
       2,972   Martin Marietta Materials, Inc.              166,194
       1,836   MDC Holdings, Inc.                           127,877
       1,172   Meritage Homes Corp. *                        69,054
       1,757   Monaco Coach Corp. #                          28,376
       1,265   NCI Building Systems, Inc. *                  48,829
         325   NVR, Inc. *                                  255,125
         980   Palm Harbor Homes, Inc. #*                    15,935
         200   Perini Corp. *                                 2,758
       2,846   Ryland Group, Inc.                           176,509
     105,284   Shaw Group, Inc. #*                        2,295,191
       2,082   Simpson Manufacturing Co., Inc.               64,334
         354   Skyline Corp.                                 13,625
       2,063   Standard-Pacific Corp.                       148,928
         714   Technical Olympic USA, Inc.                   21,563

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                       Shares                              Value
----------------------------------------------------    -----------
       1,221   Texas Industries, Inc.                   $    65,629
       2,223   Thor Industries, Inc.                         66,490
       2,974   Toll Brothers, Inc. *                        234,500
         547   Trex Co., Inc. #*                             24,292
         128   U.S. Concrete, Inc. *                            803
       1,009   Universal Forest Products, Inc.               39,200
       1,967   URS Corp. *                                   56,551
       1,963   USG Corp. #*                                  65,093
      12,200   Washington Group International, Inc.
               #*                                           548,878
       2,100   WCI Communities, Inc. *                       63,168
         300   William Lyon Homes, Inc. #*                   23,010
       1,618   Winnebago Industries #                        51,129
       2,501   York International Corp.                      97,989
                                                        -----------
                                                          6,642,295
                                                        -----------
BUSINESS SERVICES & SUPPLIES  - 0.7%

       1,356   Administaff, Inc.                             19,798
         838   CDI Corp.                                     18,545
         498   Compx International, Inc. #                    8,456
       1,300   Cross Country Healthcare, Inc. *              21,788
         200   General Binding Corp. *                        4,200
       1,476   Gevity HR, Inc.                               28,221
       1,321   Global Imaging Systems, Inc. *                46,843
       1,150   Heidrick & Struggles International,
               Inc. *                                        42,285
       4,444   Herman Miller, Inc.                          133,853
       2,359   Hewitt Associates, Inc. *                     62,749
       3,300   HNI Corp.                                    148,335
       1,262   Hudson Highland Group, Inc. *                 21,568
     135,096   IKON Office Solutions, Inc.                1,336,099
       1,000   Imagistics International, Inc. *              34,930
     134,684   Interface, Inc. *                            918,545
       1,236   Kelly Services, Inc. #                        35,584
       1,610   Kforce, Inc. *                                17,694
         800   Knoll, Inc.                                   13,632
       2,230   Korn/Ferry International #*                   42,437
       2,529   Labor Ready, Inc. #*                          47,166
         400   Medical Staffing Network Holdings,
               Inc. #*                                        2,644
       6,366   MPS Group, Inc. *                             66,907
       2,698   Resources Connection, Inc. *                  56,469
       4,251   Spherion Corp. *                              31,840
       2,636   Steelcase, Inc. #                             36,377
                                                        -----------
                                                          3,196,965
                                                        -----------
CHEMICALS  - 1.1%

       1,350   Aceto Corp.                                   10,017
       3,690   Airgas, Inc.                                  88,154
       2,063   Albemarle Corp.                               75,011
          83   American Vanguard Corp. #                      3,724
       1,280   Arch Chemicals, Inc. #                        36,442
       4,318   Ashland, Inc.                                291,335
       3,866   Cabot Corp.                                  129,240
       1,663   Cabot Microelectronics Corp. #*               52,185
       3,000   Celanese Corp. *                              54,160
      65,803   Crompton Corp.                               960,724
       2,343   Cytec Industries, Inc.                       127,108
       4,677   Eastman Chemical Co.                         275,943
       7,654   Engelhard Corp.                              229,850
       2,530   Ferro Corp.                                   47,615
       2,147   FMC Corp. *                                  114,757
       1,717   Georgia Gulf Corp.                            78,948
       3,103   Great Lakes Chemical Corp.                    99,668
       1,680   HB Fuller Co.                                 48,720
       7,069   Hercules, Inc. *                             102,359
       5,058   International Flavors & Fragrances,
               Inc.                                         199,791
         294   Kronos Worldwide, Inc. #                      12,514
       3,866   Lubrizol Corp.                               157,114
      11,750   Lyondell Chemical Co.                        328,060
       1,761   MacDermid, Inc.                               57,233
       1,321   Minerals Technologies, Inc. #                 86,895
         900   NewMarket Corp. *                             16,740
         521   NL Industries                                 12,035
         641   Octel Corp.                                   11,878
       4,298   Olin Corp.                                    95,845
       1,934   OM Group, Inc. *                              58,832
       2,341   Omnova Solutions, Inc. *                      12,571
       6,152   PolyOne Corp. *                               54,630
         406   Quaker Chemical Corp.                          8,339
       7,207   RPM International, Inc. #                    131,744
       1,988   Schulman A, Inc.                              34,631
       3,007   Sensient Technologies Corp.                   64,831
       4,100   Sigma-Aldrich Corp.                          251,125
       1,695   Spartech Corp.                                33,646
         273   Stepan Co.                                     6,418
       1,578   Symyx Technologies *                          34,795
       2,863   Terra Industries, Inc. #*                     22,217
       7,148   The Mosaic Co. *                             121,945
       1,700   UAP Holding Corp. *                           27,370
         648   Valhi, Inc.                                   12,733
       3,130   Valspar Corp. #                              145,670
       1,873   Wellman, Inc. #                               27,084
         700   Westlake Chemical Corp.                       22,645
       3,868   WR Grace & Co. #*                             32,955
                                                        -----------
                                                          4,908,246
                                                        -----------
COMMERCIAL SERVICES  - 4.3%

       2,430   Aaron Rents, Inc.                             48,600
       2,137   ABM Industries, Inc.                          41,095
         595   ACE Cash Express, Inc. *                      13,536
       5,488   Adesa, Inc.                                  128,200
       4,000   Advance America Cash Advance
               Centers, Inc.                                 63,718
     132,300   Advisory Board Co. #*                      5,781,510
      24,222   Albany Molecular Research, Inc. *            249,002
       2,379   Alderwoods Group, Inc. *                      29,595
       2,758   Alliance Data Systems Corp. *                111,423
       1,934   Arbitron, Inc.                                82,969
       1,471   Banta Corp.                                   62,959

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                        Shares                             Value
------------------------------------------------------  -----------
      55,876   BearingPoint, Inc. *                     $   490,033
       2,343   Bowne & Co., Inc.                             35,239
       1,367   Central Parking Corp. #                       23,485
       3,917   Century Business Services, Inc. *             16,060
         530   Charles River Associates, Inc. #*             26,155
         654   Chemed Corp.                                  50,018
     131,100   ChoicePoint, Inc. #*                       5,258,421
         900   Clark, Inc.                                   13,932
       1,512   Coinstar, Inc. #*                             32,054
         818   Consolidated Graphics, Inc. *                 43,027
       8,824   Convergys Corp. *                            131,742
         484   Cornell Cos, Inc. #*                           6,098
       2,363   Corporate Executive Board Co.                151,114
       2,095   Corrections Corp. of America *                80,867
         996   CoStar Group, Inc. *                          36,703
       3,103   Deluxe Corp.                                 123,686
       1,617   DiamondCluster International, Inc. *          26,034
       1,628   Dollar Thrifty Automotive Group *             53,366
       1,323   Electro Rent Corp. *                          17,755
         800   Enersys *                                     10,480
       8,016   Equifax, Inc.                                246,011
       1,313   Euronet Worldwide, Inc. *                     37,486
         137   Exponent, Inc. *                               3,273
          70   First Advantage Corp. *                        1,470
         796   Forrester Research, Inc. *                    11,208
       2,544   FTI Consulting, Inc. #*                       52,508
       3,858   Gartner, Inc. #*                              36,921
         618   Geo Group, Inc. *                             17,662
       1,100   Gold Kist, Inc. #*                            17,490
         161   Greg Manning Auctions, Inc. #*                 1,621
         750   Healthcare Services Group                     18,187
         600   Insurance Auto Auctions, Inc. *               16,710
       2,041   Integrated Electrical Services, Inc. #*        5,633
       2,442   Interactive Data Corp. *                      50,671
      52,900   iPayment, Inc. #*                          2,232,380
       6,804   Iron Mountain, Inc. *                        196,227
       2,300   Jackson Hewitt Tax Service, Inc.              48,116
         522   Landauer, Inc. #                              24,816
         998   LECG Corp. *                                  19,561
       1,627   Magellan Health Services, Inc. *              55,399
         996   MAXIMUS, Inc.                                 33,356
       1,022   Mcgrath Rentcorp                              23,894
         995   Midas, Inc. #*                                22,716
         600   Monro Muffler, Inc. *                         15,486
       2,949   Navigant Consulting, Inc. *                   80,301
       1,650   NCO Group, Inc. *                             32,257
      55,600   On Assignment, Inc. *                        283,560
       1,764   Parexel International Corp. *                 41,454
         413   PDI, Inc. *                                    8,466
       2,915   Pharmaceutical Product
               Development, Inc. *                          141,232
         620   Pre-Paid Legal Services, Inc. #               20,981
       2,693   PRG-Schultz International, Inc. #*            13,492
         184   Proxymed, Inc. #*                              1,599
       4,617   Quanta Services, Inc. *                       35,228
       3,828   Rent-A-Center, Inc. *                        104,543
       1,102   Rent-Way, Inc. #*                              9,036
       1,300   Rewards Network, Inc. *                        5,408
       1,755   Rollins, Inc.                                 32,643
      20,251   Service Corp. International                  151,477
      17,910   ServiceMaster Co.                            241,785
         796   SFBC International, Inc. *                    28,051
       3,054   Sotheby's Holdings *                          51,796
         752   Source Interlink Companies, Inc. *             8,460
       1,029   Sourcecorp *                                  20,724
         717   Startek, Inc. #                               12,046
       6,695   Stewart Enterprises, Inc.                     41,174
       2,430   TeleTech Holdings, Inc. *                     31,396
          81   TNS, Inc. *                                    1,454
       2,671   United Rentals, Inc. #*                       53,981
       3,319   Valassis Communications, Inc. *              116,032
         349   Vertrue, Inc. #*                              12,369
       1,378   Viad Corp.                                    37,068
         496   Volt Information Sciences, Inc. *             11,978
       2,168   Watson Wyatt & Co. Holdings                   58,970
       2,475   Weight Watchers International, Inc. #*       106,375
       2,400   Wright Express Corp. *                        41,686
                                                        -----------
                                                         18,264,700
                                                        -----------
COMPUTERS & INFORMATION  - 2.2%

       2,200   ActivCard Corp. *                             13,970
       4,268   Advanced Digital Information Corp. *          34,998
       1,544   Agilysys, Inc.                                30,355
     138,087   Ansoft Corp. #*                            3,725,587
       1,700   Anteon International Corp. *                  66,181
       7,121   BISYS Group, Inc. *                          111,657
     130,200   Brocade Communications Systems, Inc. #*      770,784
       1,725   CACI International, Inc. *                    95,272
      16,410   Cadence Design Systems, Inc. *               245,329
       1,553   Carreker Corp. *                               8,712
         374   Catapult Communications Corp. *                7,985
       8,857   Ceridian Corp. *                             151,012
       3,140   Ciber, Inc. #*                                22,828
       7,770   Cognizant Technology Solutions Corp. *       358,974
       1,522   Covansys Corp. *                              22,701
       4,800   Cray, Inc. #*                                 12,240
         770   Cyberguard Corp. *                             6,345
       4,433   Diebold, Inc.                                243,150
         425   Digimarc Corp. #*                              2,614
       2,400   Dot Hill Systems Corp. *                      14,280
         549   Drexler Technology Corp. #*                    2,734
      86,650   Echelon Corp. #*                             592,686
       2,968   Electronics for Imaging *                     52,949
       1,909   Factset Research Systems, Inc.                63,016
      13,728   Gateway, Inc. #*                              55,324

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                        Shares                             Value
------------------------------------------------------  -----------
       1,623   Hutchinson Technology, Inc. #*           $    56,448
       1,200   iGate Corp. *                                  4,476
       2,030   Imation Corp.                                 70,543
       2,486   InFocus Corp. *                               14,270
       2,495   Intergraph Corp. *                            71,881
       2,279   InterVoice, Inc. #*                           25,593
       3,323   Iomega Corp. *                                14,256
       4,006   Jack Henry & Associates, Inc.                 72,068
         400   Kanbay International, Inc. *                   8,184
       1,748   Komag, Inc. *                                 39,068
       1,950   Kronos, Inc. *                                99,664
       4,150   Lexar Media, Inc. #*                          20,667
       1,500   Magma Design Automation, Inc. #*              17,805
       1,552   Manhattan Associates, Inc. *                  31,614
     130,548   Maxtor Corp. *                               694,515
         285   Maxwell Technologies, Inc. #                   2,613
       7,031   McData Corp. #*                               26,507
       4,425   Mentor Graphics Corp. #*                      60,623
       1,471   Mercury Computer Systems, Inc. #*             40,570
       1,788   Micros Systems, Inc. *                        65,637
       1,922   Mobility Electronics, Inc. #*                 13,435
       1,153   MTS Systems Corp.                             33,472
       3,157   National Instruments Corp. #                  85,397
         800   Ness Technologies, Inc. #*                     9,584
       1,196   Netscout Systems, Inc. *                       5,322
         600   Overland Storage, Inc. *                       8,808
       2,584   PalmOne, Inc. #*                              65,582
         442   Pec Solutions, Inc. *                          5,560
       5,055   Perot Systems Corp. *                         67,939
       9,562   Quantum Corp. #*                              27,825
       1,321   Radisys Corp. #*                              18,705
       3,699   Reynolds & Reynolds Co.                      100,095
          98   SI International, Inc. *                       2,708
      17,528   Silicon Graphics, Inc. #*                     20,858
       5,492   Silicon Storage Technology, Inc. #*           20,430
         615   SimpleTech, Inc. *                             2,423
         829   SRA International, Inc. *                     49,947
       6,407   Storage Technology Corp. *                   197,336
         600   Stratasys, Inc. #*                            16,998
       1,417   SYKES Enterprises, Inc.*                       9,735
       1,480   Synaptics, Inc. *                             34,336
         413   Syntel, Inc. #                                 7,310
       1,444   Talx Corp.                                    26,223
         800   Tier Technologies, Inc. Class B *              5,896
         573   Transact Technologies, Inc. #*                 5,736
       2,792   Tyler Technologies, Inc. #*                   21,247
      12,377   Western Digital Corp. *                      157,807
      10,907   Xybernaut Corp. #*                             4,581
                                                        -----------
                                                          9,173,980
                                                        -----------
CONTAINERS & PACKAGING  - 0.5%

         321   Anchor Glass Container Corp. #*                  719
       6,754   Ball Corp.                                   280,156
       6,394   Bemis Co.                                    198,981
       1,088   Chesapeake Corp.                              22,870
       9,769   Crown Holdings, Inc. *                       152,006
       3,649   Graphic Packaging Corp.
               *                                             16,092
         796   Greif, Inc.                                   55,465
         767   Mobile Mini, Inc. #*                          30,994
       6,531   Owens-Illinois, Inc. *                       164,189
       3,931   Packaging Corp. of America                    95,484
       9,453   Pactiv Corp. *                               220,728
         664   Silgan Holdings, Inc.                         43,147
      52,100   Smurfit-Stone Container Corp. *              805,987
       5,855   Sonoco Products Co.                          168,917
                                                        -----------
                                                          2,255,735
                                                        -----------
COSMETICS & PERSONAL CARE  - 0.0%

         903   Chattem, Inc. *                               40,156
       1,035   Elizabeth Arden, Inc. *                       24,571
         247   Inter Parfums, Inc. #                          3,557
       9,006   Revlon, Inc. *                                25,937
         133   Water Pik Technologies, Inc. #*                2,620
                                                        -----------
                                                             96,841
                                                        -----------
DISTRIBUTION & WHOLESALE  - 0.5%

         957   Advanced Marketing Services *                  5,742
       1,507   Aviall, Inc. *                                42,196
         800   Beacon Roofing Supply, Inc. *                 17,508
       1,162   Brightpoint, Inc. *                           21,764
         625   Building Material Holding Corp.               27,800
         780   Central European Distribution Corp. #*        25,966
       3,783   Fastenal Co.                                 209,238
       1,385   Handleman Co.                                 26,260
       3,984   Hughes Supply, Inc.                          118,524
       7,362   Ingram Micro, Inc. *                         122,724
         459   LKQ Corp. #*                                   9,212
       1,301   Navarre Corp. #*                              10,343
         265   Nuco2, Inc. #*                                 6,969
       2,459   Owens & Minor, Inc.                           66,762
         770   Scansource, Inc. #*                           39,909
       3,038   SCP Pool Corp.                                96,791
      32,265   Tech Data Corp. *                          1,195,741
       2,017   United Stationers, Inc. *                     91,269
       1,337   Watsco, Inc.                                  56,288
         968   WESCO International, Inc. *                   27,104
                                                        -----------
                                                          2,218,110
                                                        -----------
DIVERSIFIED FINANCIAL SERVICES  - 1.5%

      24,541   Accredited Home Lenders Holding
               Co. #*                                       889,120
       1,257   Advanta Corp. Class B                         28,911
       1,502   Affiliated Managers Group #*                  93,169
       4,800   AG Edwards, Inc.                             215,040
       7,930   Allied Capital Corp.                         206,973
       5,391   American Capital Strategies Ltd. #           169,331
       9,398   AmeriCredit Corp. *                          220,289
       3,856   Apollo Investment Corp.                       64,704
         800   Archipelago Holdings, Inc. #*                 14,160
         700   Ares Capital Corp. #                          11,480

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                        Shares                             Value
------------------------------------------------------  -----------
         389   Asset Acceptance Capital Corp. *         $     7,422
         384   Asta Funding, Inc. #                           8,129
         214   BKF Capital Group, Inc.                        8,562
       1,500   Calamos Asset Management, Inc.
               Class A                                       40,380
         124   Capital Southwest Corp. #                      9,808
       3,922   CapitalSource, Inc. #*                        90,206
       2,863   CharterMac                                    61,554
       1,267   CompuCredit Corp. *                           33,728
         359   Credit Acceptance Corp. #*                     7,101
       5,307   Doral Financial Corp.                        116,170
       8,426   Eaton Vance Corp.                            197,505
         884   Encore Capital Group, Inc. *                  12,862
       1,654   eSpeed, Inc. #*                               15,217
         406   Federal Agricultural Mortgage Corp.
               Class C #                                      7,101
       5,081   Federated Investors, Inc. Class B            143,843
         927   Financial Federal Corp.                       32,788
       1,045   First Marblehead Corp. #*                     60,119
      62,419   Friedman Billings Ramsey Group, Inc. #       990,590
         513   Gabelli Asset Management, Inc.                22,905
         500   Gladstone Capital Corp. #                     10,610
         400   Greenhill & Co., Inc. #                       14,320
         975   Harris & Harris Group, Inc. #*                11,739
       3,722   IndyMac Bancorp, Inc.                        126,548
     137,576   Instinet Group, Inc. *                       808,947
       2,957   Investment Technology Group, Inc. *           51,748
      14,784   Janus Capital Group, Inc.                    206,237
       2,926   Jefferies Group, Inc.                        110,252
       7,198   Knight Trading Group, Inc. *                  69,389
       3,584   LaBranche & Co., Inc. #*                      33,331
         297   Ladenburg Thalmann Financial
               Services, Inc. #*                                202
       4,836   Leucadia National Corp. #                    166,117
         209   Marlin Business Services, Inc. *               4,259
       1,869   MCG Capital Corp. #                           28,755
       2,024   Metris Cos, Inc. #*                           23,458
       5,512   MoneyGram International, Inc.                104,122
       2,104   National Financial Partners Corp.             83,739
         537   Nelnet, Inc. *                                17,093
       1,000   NGP Capital Resources Co. #                   16,080
       1,148   Nuveen Investments, Inc.                      39,399
       1,200   optionsXpress Holdings, Inc. *                19,584
       1,228   Piper Jaffray Cos. *                          44,933
         700   Portfolio Recovery Associates, Inc. #*        23,821
       3,656   Raymond James Financial, Inc.                110,777
         484   Sanders Morris Harris Group, Inc. #            8,751
         190   Stifel Financial Corp. *                       4,142
         213   Student Loan Corp.                            44,519
         826   SWS Group, Inc.                               13,241
         225   United PanAm Financial Corp. #*                4,588
       5,056   Waddell & Reed Financial, Inc.                99,805
       1,408   Walter Industries, Inc. #                     59,910
       1,360   Westcorp                                      57,460
         411   WFS Financial, Inc. *                         17,735
         952   World Acceptance Corp. *                      24,295
                                                        -----------
                                                          6,239,073
                                                        -----------
EDUCATION  - 0.2%

       1,682   Bright Horizons Family
               Solutions, Inc. *                             56,751
       5,534   Corinthian Colleges, Inc. #*                  86,994
       3,893   DeVry, Inc. *                                 73,656
       1,100   Educate, Inc. #*                              15,257
       4,358   Education Management Corp. *                 121,806
       2,713   ITT Educational Services, Inc. *             131,581
       2,405   Laureate Education, Inc. *                   102,910
         596   Learning Tree International, Inc. #*           8,588
         900   Princeton Review, Inc. #*                      4,959
         851   Strayer Education, Inc.                       96,435
         905   Universal Technical Institute, Inc. #*        33,304
                                                        -----------
                                                            732,241
                                                        -----------
ELECTRICAL EQUIPMENT  - 1.3%

         996   Advanced Energy Industries, Inc. #*            9,631
       1,829   Allete, Inc.                                  76,544
      10,424   American Power Conversion Corp.              272,171
       1,541   American Superconductor Corp. #*              15,379
       4,026   Ametek, Inc.                                 162,046
       2,227   Artesyn Technologies, Inc. #*                 19,397
       2,620   Belden CDT, Inc.                              58,190
       1,382   C&D Technologies, Inc.                        13,889
       2,192   Capstone Turbine Corp. #*                      3,398
         435   Cherokee International Corp. *                 3,041
         973   Encore Wire Corp. #*                           9,925
       4,352   Energizer Holdings, Inc. *                   260,250
       1,109   Energy Conversion Devices, Inc. #*            25,208
       2,395   General Cable Corp. #*                        28,908
     199,058   GrafTech International Ltd. *              1,132,640
       3,723   Hubbell, Inc. Class B                        190,245
       1,705   Intermagnetics General Corp. *                41,500
       1,350   Littelfuse, Inc. *                            38,677
         872   Magnetek, Inc. *                               4,648
         785   Medis Technologies Ltd. #*                    11,257
         285   Powell Industries, Inc. *                      5,278
       4,436   Power-One, Inc. *                             21,559
       3,005   Rayovac Corp. *                              125,008
     173,653   Ultralife Batteries, Inc. #*               2,972,939
       1,073   Universal Display Corp. #*                     7,500
       3,118   Valence Technology, Inc. #*                    9,572
       1,150   Vicor Corp.                                   12,006
       1,364   Wilson Greatbatch Technologies, Inc. *        24,879
                                                        -----------
                                                          5,555,685
                                                        -----------
ELECTRONICS  - 3.5%

       4,175   Amphenol Corp.                               154,642
         752   Analogic Corp.                                32,524

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                        Shares                             Value
------------------------------------------------------  -----------
      12,100   Applera Corp. - Applied
               Biosystems Group                         $   238,854
       7,194   Arrow Electronics, Inc. *                    182,368
       7,439   Avnet, Inc. *                                137,026
       2,900   AVX Corp. #                                   35,525
         749   BEI Technologies, Inc.                        17,953
         648   Bel Fuse, Inc. Class B                        19,634
       2,520   Benchmark Electronics, Inc. *                 80,212
       2,084   Brady Corp.                                   67,417
       1,291   California Micro Devices Corp. *               6,520
       2,392   Checkpoint Systems, Inc. *                    40,377
       1,300   Cogent, Inc. #*                               32,734
     129,805   Coherent, Inc. #*                          4,382,217
       2,178   CTS Corp.                                     28,314
       1,040   Cubic Corp. #                                 19,698
          76   Cyberoptics Corp. *                              948
       2,405   Cymer, Inc. *                                 64,382
         912   Daktronics, Inc. #*                           19,745
         235   DDi Corp. *                                      658
       1,162   Dionex Corp. *                                63,329
       1,600   Dolby Laboratories, Inc. *                    37,655
       1,840   Electro Scientific
               Industries, Inc. #*                           35,678
         554   Excel Technology, Inc. *                      13,617
         620   Faro Technologies, Inc. *                     14,595
       1,638   FEI Co. *                                     37,920
       6,490   Fisher Scientific International *            369,411
       4,164   Flir Systems, Inc. *                         126,169
       4,817   Gentex Corp. #                               153,662
       5,758   Identix, Inc. #*                              29,078
     116,850   II-VI, Inc. #*                             2,037,864
       1,270   Itron, Inc. *                                 37,643
     221,814   Keithley Instruments, Inc. #               3,577,860
       5,740   Kemet Corp. #*                                44,485
         246   LeCroy Corp. *                                 4,214
         395   Measurement Specialties, Inc. #*               9,085
       1,400   Merix Corp. #*                                15,694
       2,280   Methode Electronics, Inc.                     27,611
         600   Metrologic Instruments, Inc. #*               13,488
       2,768   Mettler Toledo International, Inc. *         131,480
         908   Molecular Devices Corp. #*                    17,252
         979   OSI Systems, Inc. #*                          17,142
       1,102   Park Electrochemical Corp.                    22,326
       1,802   Paxar Corp. *                                 38,455
       7,650   PerkinElmer, Inc.                            157,819
       1,096   Photon Dynamics, Inc. #*                      20,890
         928   Planar Systems, Inc. #*                        8,371
       2,772   Plexus Corp. *                                31,906
       2,607   RAE Systems, Inc. #*                           8,003
       1,037   Rofin-Sinar Technologies, Inc. *              33,329
       1,129   Rogers Corp. *                                45,160
         967   SBS Technologies, Inc. *                      10,782
     337,500   Solectron Corp. *                          1,171,125
         971   Sonic Solutions, Inc. #*                      14,614
       2,000   Spatialight, Inc. #*                          10,100
         780   Stoneridge, Inc. *                             9,524
          87   Suntron Corp. *                                  187
      14,517   Symbol Technologies, Inc.                    210,351
         400   Sypris Solutions, Inc.                         4,288
       3,010   Taser International, Inc. #*                  36,120
       2,663   Technitrol, Inc.                              39,732
       5,404   Tektronix, Inc.                              132,560
       3,622   Thomas & Betts Corp. *                       116,991
       3,044   Trimble Navigation Ltd. *                    102,918
       2,525   TTM Technologies, Inc. #*                     26,411
       2,217   Varian, Inc. *                                84,002
       2,198   Viisage Technology, Inc. #*                    7,407
       9,004   Vishay Intertechnology, Inc. *               111,920
       1,431   Watts Water Technologies, Inc.                46,665
         496   Woodhead Industries, Inc. #                    6,746
         641   Woodward Governor Co.                         45,960
       1,209   X-Rite, Inc.                                  18,183
       1,076   Zygo Corp. *                                  13,945
                                                        -----------
                                                         14,963,470
                                                        -----------
ENTERTAINMENT & LEISURE  - 0.8%

       1,010   Action Performance Cos, Inc.                  13,362
       3,432   Alliance Gaming Corp. #*                      32,913
         316   Ambassadors Group, Inc.                       10,561
       1,018   Arctic Cat, Inc.                              27,547
       1,621   Argosy Gaming Co. *                           74,436
       1,241   Bluegreen Corp. *                             15,947
       5,799   Brunswick Corp.                              271,683
       4,502   Callaway Golf Co. #                           57,626
         586   Carmike Cinemas, Inc.                         21,846
         367   Churchill Downs, Inc.                         14,530
         600   Department 56 *                               10,476
         348   Dover Downs Gaming &
               Entertainment, Inc.                            4,333
         981   Dover Motorsports, Inc.                        4,954
       1,900   DreamWorks Animation  SKG, Inc. *             77,349
         322   Empire Resorts, Inc. #*                        2,328
         132   Escalade, Inc.                                 1,799
       1,880   Gaylord Entertainment Co. *                   75,952
       1,200   Great Wolf Resorts, Inc. *                    30,798
       7,362   GTECH Holdings Corp.                         173,228
       9,457   Hasbro, Inc.                                 193,396
       2,104   International Speedway Corp.                 114,142
         992   Isle of Capri Casinos, Inc. #*                26,328
       1,753   Jakks Pacific, Inc. #*                        37,637
       2,134   K2, Inc. #*                                   29,343
       1,183   Lakes Entertainment, Inc. #*                  21,294
       1,299   Leapfrog Enterprises, Inc. #*                 14,744
         600   Life Time Fitness, Inc. *                     16,188
       2,730   Macrovision Corp. *                           62,217
       2,500   Magna Entertainment Corp. #*                  15,350
       1,024   Marine Products Corp.                         17,213
       4,346   Marvel Enterprises, Inc. #*                   86,920
       3,129   Metro-Goldwyn-Mayer, Inc. #*                  37,392
       1,582   Multimedia Games, Inc. #*                     12,276

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                    Value
-----------------------------------------------------  -----------
         1,872    Nautilus Group, Inc. #               $    44,479
           878    Navigant International, Inc.#*            11,993
         1,626    Pegasus Solutions, Inc. *                 19,219
         3,816    Penn National Gaming, Inc. *             112,114
         2,101    Pinnacle Entertainment, Inc. *            35,087
         2,619    Polaris Industries, Inc. #               183,932
           779    RC2 Corp. *                               26,486
         2,700    Regal Entertainment Group #               56,781
         7,864    Sabre Holdings Corp.                     172,064
         4,516    Scientific Games Corp. #*                103,191
         1,950    Shuffle Master, Inc. #*                   56,472
       160,111    Six Flags, Inc. *                        659,657
           938    Speedway Motorsports, Inc.                33,487
           164    Steinway Musical Instruments *             4,913
         1,128    Sunterra Corp. *                          17,010
         1,768    Topps Co., Inc. #                         16,283
         1,189    Vail Resorts, Inc. *                      30,022
         1,202    WMS Industries, Inc. #*                   33,848
                                                       -----------
                                                         3,223,146
                                                       -----------

ENVIRONMENTAL SERVICES  - 2.0%

         1,100    Aleris International, Inc. *              27,445
       231,376    Calgon Carbon Corp. #                  1,975,951
           843    Casella Waste Systems, Inc. *             11,153
         2,776    Danielson Holdings Corp. #*               47,886
         3,500    Darling International, Inc. *             13,965
           500    Duratek, Inc. *                            9,975
       175,538    FuelCell Energy, Inc. #*               1,751,869
       111,455    Headwaters, Inc. #*                    3,657,953
         2,996    KFX, Inc. #*                              40,146
         1,048    Metal Management, Inc.                    26,913
         1,275    Mine Safety Appliances Co.                49,394
         2,700    Nalco Holding Co. *                       50,841
         2,017    Plug Power, Inc. #*                       13,312
         2,558    Stericycle, Inc. *                       113,064
         2,074    Syntroleum Corp. #*                       25,386
        33,762    Tetra Tech, Inc. *                       426,076
           928    TRC Cos, Inc. *                           13,642
         3,067    Waste Connections, Inc. *                106,578
                                                       -----------
                                                         8,361,549
                                                       -----------

FOOD, BEVERAGE & TOBACCO  - 1.3%

           200    Alico, Inc. *                             10,540
           980    American Italian Pasta Co. #              26,852
           100    Arden Group, Inc. #                        7,098
           549    Boston Beer Co., Inc. *                   12,023
           267    Cal-Maine Foods, Inc. #                    2,099
         2,479    Chiquita Brands International, Inc.       66,388
           210    Coca-Cola Bottling Co. Consolidated       10,985
         5,447    Constellation Brands, Inc. *             287,983
         4,318    Corn Products International, Inc.        112,225
        11,265    Del Monte Foods Co. *                    122,225
         2,401    Delta & Pine Land Co.                     64,827
         3,439    DIMON, Inc. #                             21,494
           500    Farmer Bros Co. #                         11,975
         2,008    Flowers Foods, Inc.                       56,646
         1,080    Great Atlantic & Pacific Tea Co. #*       16,092
        44,122    Hain Celestial Group, Inc. *             822,434
           176    Hansen Natural Corp. *                    10,572
           600    Ingles Markets, Inc. #                     7,992
           385    J&J Snack Foods Corp.                     18,029
         3,446    JM Smucker Co.                           173,334
           382    John B. Sanfilippo & Son *                 9,389
         1,692    Lance, Inc.                               27,190
         3,616    Loews Corp. - Carolina Group             119,690
           500    M&F Worldwide Corp. *                      6,670
           185    Maui Land & Pineapple Co., Inc. #*         7,936
           288    MGP Ingredients, Inc. #                    2,402
         2,239    Molson Coors Brewing Co. Class B #       172,784
           770    Nash Finch Co. #                          29,252
           128    National Beverage Corp. *                  1,043
         1,547    Pathmark Stores, Inc. *                    9,762
           604    Peet's Coffee & Tea, Inc. *               14,889
         4,053    PepsiAmericas, Inc.                       91,841
         2,759    Performance Food Group Co. *              76,369
           894    Pilgrim's Pride Corp. #                   31,934
           194    Provide Commerce, Inc. #*                  5,603
         1,668    Ralcorp Holdings, Inc. *                  78,980
         1,859    Ruddick Corp.                             43,036
           621    Sanderson Farms, Inc.                     26,833
            19    Seaboard Corp.                            20,387
         5,190    Smithfield Foods, Inc. *                 163,744
           770    Standard Commercial Corp. #               14,322
        83,850    Tasty Baking Co. #                       703,501
           415    Tejon Ranch Co. #*                        18,509
         1,504    Tootsie Roll Industries, Inc.             45,114
         2,306    United Natural Foods, Inc. *              66,021
         1,553    Universal Corp. #                         71,081
         1,237    Vector Group Ltd. #                       19,025
           709    Weis Markets, Inc. #                      26,141
       161,459    Wild Oats Markets, Inc. #*             1,716,309
                                                       -----------
                                                         5,481,570
                                                       -----------

FOREST PRODUCTS & PAPER  - 0.8%

         3,256    Bowater, Inc.                            122,653
        72,029    Buckeye Technologies, Inc. *             777,913
         1,734    Caraustar Industries, Inc. *              22,368
           597    Deltic Timber Corp.                       23,343
        64,217    Glatfelter                               947,201
         3,397    Longview Fibre Co.                        63,728
         6,512    Louisiana-Pacific Corp.                  163,712
        23,500    MeadWestvaco Corp.                       747,770
           996    Pope & Talbot, Inc.                       17,510
         1,676    Potlatch Corp.                            78,889
         3,024    Rayonier, Inc.                           149,779
         1,509    Rock-Tenn Co.                             20,070
           896    Schweitzer-Mauduit International,
                   Inc.                                     30,061
         3,384    Temple-Inland, Inc.                      245,509

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                      Value
-------------------------------------------------------  -----------
         2,524    Wausau-Mosinee Paper Corp.             $    35,689
                                                         -----------
                                                           3,446,195
                                                         -----------

HEALTH CARE  - 8.8%

         1,104    Abaxis, Inc. #*                              9,770
           888    Abiomed, Inc. #*                             9,395
         2,286    Advanced Medical Optics, Inc. #*            82,776
         1,189    Advanced Neuromodulation Systems,
                   Inc. #*                                    31,877
         2,951    Align Technology, Inc. #*                   18,414
           241    Alliance Imaging, Inc. #*                    2,302
           677    Amedisys, Inc. #*                           20,479
           744    America Service Group, Inc. *               16,465
         1,904    American Healthways, Inc. *                 62,870
        32,522    American Medical Systems
                   Holdings, Inc. *                          558,728
         2,914    AMERIGROUP Corp. *                         106,536
           693    AMN Healthcare Services, Inc. #*            11,026
         1,659    Amsurg Corp. #*                             41,973
         3,120    Apria Healthcare Group, Inc. *             100,152
         1,026    Arrow International, Inc. #                 35,243
         1,121    Arthrocare Corp. #*                         31,948
           529    Aspect Medical Systems, Inc. #*             11,421
         3,239    Bausch & Lomb, Inc.                        237,419
         3,780    Beckman Coulter, Inc.                      251,181
         6,114    Beverly Enterprises, Inc. #*                75,691
       253,600    Bio-Reference Labs, Inc. #*              3,530,112
         1,381    Biolase Technology, Inc. #                  11,738
           678    Biosite, Inc. #*                            35,276
         1,334    BioVeris Corp. *                             7,043
         1,295    Bruker BioSciences Corp. *                   4,558
         1,011    Candela Corp. #*                             9,018
         3,100    Cardiac Science, Inc. #*                     3,565
         2,298    Cardiodynamics International Corp. *         6,710
         2,550    Centene Corp. *                             76,474
         2,309    Cepheid, Inc. #*                            22,328
           354    Closure Medical Corp. #*                     9,452
         3,825    Community Health Systems, Inc. *           133,531
         1,502    Conceptus, Inc. #*                          11,716
         1,990    Conmed Corp. *                              59,939
         2,492    Cooper Cos, Inc.                           181,667
           302    Corvel Corp. *                               6,439
         3,818    Covance, Inc. *                            181,775
         1,500    CTI Molecular Imaging, Inc. *               30,405
         1,069    Cyberonics, Inc. #*                         47,218
        22,153    Cytyc Corp. *                              509,741
         2,554    Dade Behring Holdings, Inc. *              150,507
           696    Datascope Corp.                             21,284
         5,932    DaVita, Inc. *                             248,254
         1,378    Diagnostic Products Corp.                   66,557
         1,200    DJ Orthopedics, Inc. *                      30,060
         3,687    Edwards Lifesciences Corp. *               159,352
         1,079    Encore Medical Corp. #*                      5,805
         1,166    Epix Medical, Inc. #*                        8,162
           377    Exactech, Inc. #*                            6,398
         2,956    Gen-Probe, Inc. *                          131,719
         1,300    Genesis HealthCare Corp. *                  55,757
         1,709    Gentiva Health Services, Inc.*              27,652
         1,071    Haemonetics Corp. *                         45,153
         1,463    Hanger Orthopedic Group, Inc.*               8,705
         6,976    Health Net, Inc. *                         228,185
         5,170    Henry Schein, Inc. *                       185,293
         3,342    Hillenbrand Industries, Inc.               185,381
         1,416    Hologic, Inc. *                             45,135
         3,735    Hooper Holmes, Inc. #                       14,268
         9,671    Humana, Inc. *                             308,892
           696    ICU Medical, Inc. *                         24,708
         2,097    Idexx Laboratories, Inc. *                 113,573
         2,603    Immucor, Inc. *                             78,585
         2,194    Inamed Corp. *                             153,317
           600    IntraLase Corp. *                           10,044
         2,000    Intuitive Surgical, Inc. #*                 90,940
         1,534    Invacare Corp.                              68,462
           700    Inverness Medical Innovations, Inc. *       16,450
           500    Kensey Nash Corp. #*                        13,540
        49,602    Kindred Healthcare, Inc. #*              1,741,030
         1,477    Kinetic Concepts, Inc. *                    88,103
         1,300    Kyphon, Inc. #*                             32,721
           795    LabOne, Inc. *                              27,412
         1,144    Laserscope #*                               36,311
        74,709    LCA-Vision, Inc. #                       2,487,810
           600    Lifeline Systems, Inc. *                    18,192
         2,272    LifePoint Hospitals, Inc. #*                99,604
         6,114    Lincare Holdings, Inc. *                   270,422
         1,318    Luminex Corp. #*                             9,925
        37,142    Manor Care, Inc.                         1,350,483
        21,750    Matria Healthcare, Inc. #*                 667,942
           166    Medcath Corp. #*                             4,864
           500    Medical Action Industries, Inc. *            9,450
         2,626    Mentor Corp. #                              84,295
       161,677    Merge Technologies, Inc. #*              2,837,431
         1,568    Merit Medical Systems, Inc. *               18,800
            55    Micro Therapeutics, Inc. #*                    212
         1,465    Microtek Medical Holdings, Inc. #*           5,245
           668    Molina Healthcare, Inc. *                   30,788
           441    National Healthcare Corp. #                 15,087
         8,600    NovaMed, Inc. *                             49,450
         1,792    Oakley, Inc.                                22,973
         3,543    OCA, Inc. #*                                15,058
         2,225    Odyssey HealthCare, Inc. #*                 26,166
           878    Option Care, Inc. #                         18,078
         2,592    OraSure Technologies, Inc. #*               19,077
         1,983    Orthologic Corp. *                          10,034
         3,672    Orthovita, Inc. #*                          12,485
         5,233    Pacificare Health Systems *                297,862
         3,500    Palatin Technologies, Inc. *                 8,190
           905    Palomar Medical Technologies, Inc. #*       24,408
         1,299    Pediatrix Medical Group, Inc.*              89,098

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                         Value
--------------------------------------------------------   ------------
         1,669    PolyMedica Corp. #                       $     53,007
         1,000    Possis Medical, Inc. #*                         8,370
         2,975    Province Healthcare Co. *                      71,668
         3,878    PSS World Medical, Inc. #*                     44,093
           619    Psychiatric Solutions, Inc. *                  28,474
         1,800    Quidel Corp. *                                  7,038
         1,197    RehabCare Group, Inc. *                        34,366
         4,097    Renal Care Group, Inc. *                      155,440
         1,262    Res-Care, Inc. *                               15,788
         1,985    Resmed, Inc. *                                111,954
        68,444    Respironics, Inc. #*                        3,988,232
         1,340    Sierra Health Services #*                      85,546
           129    Sonic Innovations, Inc. #*                        720
           998    SonoSite, Inc. #*                              25,928
           349    Specialty Laboratories, Inc. *                  3,333
         4,131    Steris Corp. *                                104,308
         1,009    Sunrise Senior Living, Inc. #*                 49,037
           967    SurModics, Inc. *                              30,857
         2,483    Sybron Dental Specialties, Inc. *              89,140
       138,917    Symbion, Inc. #*                            2,968,656
        37,000    Symmetry Medical, Inc. *                      703,740
        91,000    Synovis Life Technologies, Inc. #*            908,180
        50,810    Techne Corp. #*                             2,041,546
         3,328    ThermoGenesis Corp. *                          16,640
       177,478    Thoratec Corp. #*                           2,168,781
         4,665    Triad Hospitals, Inc. *                       233,716
         1,272    TriPath Imaging, Inc. #*                        8,955
        52,900    United Surgical Partners
                   International, Inc. #*                     2,421,233
         2,978    Universal Health Services,
                   Inc. Class B                                 156,047
           900    Urologix, Inc. #*                               4,131
         1,730    Ventana Medical Systems #*                     64,806
         2,058    Viasys Healthcare, Inc. *                      39,267
           700    VistaCare, Inc. #*                             14,329
         3,149    Visx, Inc. *                                   73,813
           354    Vital Signs, Inc.                              14,121
           600    WellCare Health Plans, Inc. *                  18,276
        22,800    WellChoice, Inc. *                          1,215,468
         1,570    West Pharmaceutical Services, Inc.             37,523
         1,645    Wright Medical Group, Inc. *                   39,480
           276    Young Innovations, Inc. #                      10,115
         3,473    Zila, Inc. #*                                  14,031
           616    Zoll Medical Corp. *                           13,878
                                                           ------------
                                                             37,619,546
                                                           ------------

HOTELS & RESTAURANTS  - 2.4%

           697    Ameristar Casinos, Inc.                        38,112
         5,042    Applebees International, Inc.                 138,958
         2,058    Aztar Corp. *                                  58,777
         2,264    Bob Evans Farms, Inc.                          53,091
         2,681    Boyd Gaming Corp.                             139,814
           441    Buffalo Wild Wings, Inc. #*                    16,683
        31,195    California Pizza Kitchen, Inc. *              731,211
         2,922    CBRL Group, Inc.                              120,679
         2,270    CEC Entertainment, Inc. *                      83,082
         4,740    Cheesecake Factory *                          168,033
         1,110    Choice Hotels International, Inc.              68,765
         2,900    CKE Restaurants, Inc. #*                       45,965
         1,700    Cosi, Inc. #*                                  11,560
        70,785    Darden Restaurants, Inc.                    2,171,684
           719    Dave & Buster's, Inc. #*                       13,445
         1,328    IHOP Corp. #                                   63,319
         2,301    Jack in the Box, Inc. *                        85,367
         3,397    Krispy Kreme Doughnuts, Inc.#*                 25,919
        10,900    La Quinta Corp. *                              92,650
         1,110    Landry's Restaurants, Inc.                     32,101
           996    Lone Star Steakhouse & Saloon                  28,789
         4,012    Mandalay Resort Group                         282,806
         1,392    Marcus Corp.                                   28,536
         1,476    MTR Gaming Group, Inc. *                       18,302
         1,271    O'Charleys, Inc. *                             27,632
         3,894    Outback Steakhouse, Inc. #                    178,306
         1,812    Panera Bread Co. #*                           102,432
           772    Papa John's International, Inc. #*             26,804
         1,561    PF Chang's China Bistro, Inc. #*               93,348
        79,875    Rare Hospitality International, Inc. *      2,466,540
           584    Red Robin Gourmet Burgers, Inc. #*             29,731
         4,000    Ruby Tuesday, Inc. #                           97,160
         2,657    Ryan's Restaurant Group, Inc.*                 38,606
         3,456    Sonic Corp. *                                 115,430
         2,563    Station Casinos, Inc.                         173,131
         1,339    Steak N Shake Co. *                            25,910
        81,600    Texas Roadhouse, Inc. #*                    2,291,328
         2,274    Triarc Cos. Class B #                          31,449
         2,196    Wynn Resorts Ltd. #*                          148,757
                                                           ------------
                                                             10,364,212
                                                           ------------

HOUSEHOLD PRODUCTS  - 1.4%

           313    American Banknote Corp. *                         179
         3,787    American Greetings                             96,493
           668    American Woodmark Corp.                        24,235
         1,410    Applica, Inc. *                                 7,135
           662    Bassett Furniture Industries, Inc. #           13,041
         1,880    Blyth, Inc.                                    59,859
         1,100    Central Garden and Pet Co. *                   48,246
         3,633    Church & Dwight, Inc.                         128,863
           176    CSS Industries, Inc. #                          6,433
           999    Digital Theater Systems, Inc.*                 18,092
         1,700    Ennis Business Forms                           28,764
         1,930    Ethan Allen Interiors, Inc. #                  61,760
       170,675    Fossil, Inc. #*                             4,424,749
         3,226    Furniture Brands International, Inc.           70,359
           300    Hooker Furniture Corp.                          5,667
         1,619    Jarden Corp. *                                 74,280
         1,617    John H Harland Co.                             55,560
         1,358    Kimball International, Inc. Class B            19,691
         3,420    La-Z-Boy, Inc. #                               47,641
           809    Libbey, Inc.                                   16,989
           219    Lifetime Hoan Corp.                             3,392

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                          Value
----------------------------------------------------------   -------------
         4,693    Maytag Corp. #                             $      65,561
           298    National Presto Industries, Inc.                  12,009
         1,776    Playtex Products, Inc. #*                         15,984
           625    Russ Berrie & Co., Inc. #                         11,969
         1,269    Scotts Co. *                                      89,122
           980    Standard Register Co.                             12,348
           264    Stanley Furniture Co., Inc.                       12,482
         1,052    Tempur-Pedic International, Inc. *                19,630
         2,812    Tivo, Inc. #*                                     14,538
         1,292    Toro Co.                                         114,342
         2,953    Tupperware Corp.                                  60,123
           823    Universal Electronics, Inc. *                     13,892
         1,196    WD-40 Co.                                         38,858
         2,739    Yankee Candle Co., Inc.                           86,826
                                                             -------------
                                                                 5,779,112
                                                             -------------

INDUSTRIAL MACHINERY  - 3.0%

       130,044    AGCO Corp. *                                   2,373,303
         1,692    Albany International Corp.                        52,249
         1,792    Applied Industrial Technologies, Inc.             48,742
         1,025    Astec Industries, Inc. *                          22,601
         2,005    Baldor Electric Co.                               51,749
         3,010    Briggs & Stratton Corp.                          109,594
           800    Bucyrus International, Inc.                       31,248
           687    Cascade Corp.                                     24,045
        80,730    Cognex Corp.                                   2,008,562
         2,458    Cummins, Inc.                                    172,920
         3,030    Flowserve Corp. *                                 78,386
           852    Franklin Electric Co., Inc.                       32,146
         1,327    Gardner Denver, Inc. *                            52,430
         1,300    Global Power Equipment Group, Inc. *              12,454
           481    Gorman-Rupp Co. #                                 10,322
         4,173    Graco, Inc.                                      168,422
         3,170    IDEX Corp.                                       127,910
           570    Intevac, Inc. #*                                   5,375
         2,656    JLG Industries, Inc.                              57,237
        31,750    Joy Global, Inc.                               1,113,155
           794    Kadant, Inc. *                                    14,729
         2,247    Kennametal, Inc.                                 106,710
         2,117    Lincoln Electric Holdings, Inc.                   63,679
       144,084    Lindsay Manufacturing Co. #                    2,749,123
         1,763    Manitowoc Co.                                     71,208
           371    Middleby Corp. #                                  18,327
         3,134    Milacron, Inc. #*                                  9,559
           283    NACCO Industries, Inc.                            28,849
         1,647    Nordson Corp.                                     60,643
         1,963    Presstek, Inc. #*                                 15,154
         1,617    Regal-Beloit Corp. #                              46,553
           699    Robbins & Myers, Inc.                             15,385
           699    Sauer-Danfoss, Inc.                               15,818
         3,629    Snap-On, Inc.                                    115,366
         4,306    Stanley Works                                    194,933
         1,747    Stewart & Stevenson Services                      39,989
         1,080    Tecumseh Products Co.                             42,779
           525    Tennant Co.                                       20,312
         2,932    Terex Corp. *                                    126,956
           997    Thomas Industries, Inc.                           39,521
         3,143    UNOVA, Inc. #*                                    64,903
       108,417    Wabtec Corp.                                   2,221,464
         3,477    Zebra Technologies Corp. *                       165,123
                                                             -------------
                                                                12,799,933
                                                             -------------

INSURANCE  - 2.2%

         1,417    21st Century Insurance Group                      19,767
           600    Affirmative Insurance Holdings, Inc. #             8,850
         2,002    Alfa Corp.                                        28,929
           307    Alleghany Corp. *                                 85,045
         3,297    Allmerica Financial Corp. *                      118,527
           992    American Equity Investment
                   Life Holding Co. #                               12,688
         2,130    American Financial Group, Inc.                    65,604
           528    American National Insurance                       55,915
           600    American Physicians Capital, Inc. *               20,562
         2,442    AmerUs Group Co. #                               115,384
         1,609    Argonaut Group, Inc. *                            34,143
         5,581    Arthur J Gallagher & Co.                         160,733
         4,930    Assurant, Inc.                                   166,141
           370    Baldwin & Lyons, Inc. Class B #                    9,598
           571    Bristol West Holdings, Inc.                        8,850
         3,384    Brown & Brown, Inc.                              155,969
         1,155    Ceres Group, Inc. *                                6,272
         2,052    Citizens, Inc. #*                                 11,799
           709    CNA Surety Corp. *                                 9,642
         1,434    Commerce Group, Inc.                              88,879
         9,116    Conseco, Inc. *                                  186,149
            31    Crawford & Co. Class B                               222
         1,567    Delphi Financial Group                            67,381
         1,003    Direct General Corp. #                            20,602
        40,022    Donegal Group, Inc.                              727,194
           107    EMC INS Group, Inc.                                2,039
           130    Enstar Group, Inc. #*                              7,800
         1,706    Erie Indemnity Co. #                              88,917
           696    FBL Financial Group, Inc. #                       19,488
         1,730    First Acceptance Corp. #*                         18,338
         4,581    First American Corp.                             150,898
           290    FPIC Insurance Group, Inc. #*                      9,323
           283    Great American Financial Resources, Inc.           4,794
           767    Harleysville Group, Inc.                          15,233
         3,958    HCC Insurance Holdings, Inc.                     143,121
         1,825    Hilb Rogal & Hobbs Co. #                          65,335
         2,414    Horace Mann Educators Corp.                       42,824
           360    Independence Holding Co. #                         6,491
         1,300    Infinity Property & Casualty Corp.                40,638
           222    Kansas City Life Ins Co.                          10,825
         1,038    LandAmerica Financial Group, Inc. #               51,931
           511    Markel Corp. *                                   176,402
        69,100    Max Re Capital Ltd.                            1,625,923

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                           Value
----------------------------------------------------------   -------------
         1,487    Mercury General Corp.                      $      82,172
           466    Midland Co.                                       14,684
           162    National Western Life Insurance Co. *             27,692
           398    Navigators Group, Inc. *                          13,192
            43    NYMAGIC, Inc.                                      1,019
           700    Odyssey Re Holdings Corp. #                       17,528
         3,746    Ohio Casualty Corp. *                             86,083
           983    Philadelphia Consolidated Holding Co. *           76,212
       134,700    Phoenix Cos, Inc. #                            1,721,466
         1,480    PMA Capital Corp. #*                              11,840
        23,600    PMI Group, Inc.                                  897,036
         1,541    Presidential Life Corp.                           25,087
         1,594    ProAssurance Corp. *                              62,963
         4,168    Protective Life Corp.                            163,802
         1,692    Reinsurance Group Of America                      72,045
         1,293    RLI Corp.                                         53,595
           600    Safety Insurance Group, Inc. #                    18,576
         1,734    Selective Insurance Group #                       80,163
         1,741    Stancorp Financial Group, Inc.                   147,602
           796    State Auto Financial Corp.                        21,190
         1,125    Stewart Information Services Corp.                42,210
         1,200    Tower Group, Inc.                                 16,008
        13,439    Triad Guaranty, Inc. *                           707,026
         2,159    UICI                                              52,356
           960    United Fire & Casualty Co. #                      32,477
         2,845    Unitrin, Inc.                                    129,163
         1,306    Universal American Financial Corp. *              22,594
         2,400    USI Holdings Corp. #*                             28,272
         1,139    Vesta Insurance Group, Inc.                        4,043
            89    Wesco Financial Corp. #                           34,263
         4,259    WR Berkley Corp.                                 211,246
           625    Zenith National Insurance Corp. #                 32,412
                                                             -------------
                                                                 9,571,182
                                                             -------------

INTERNET SERVICES & APPLICATIONS  - 0.8%

           299    1-800 Contacts, Inc. #*                            6,240
         1,266    1-800-FLOWERS.COM, Inc. #*                         9,584
         3,134    Agile Software Corp. *                            22,816
         6,926    Akamai Technologies, Inc. #*                      88,168
         1,983    Alloy, Inc. #*                                    11,660
         3,324    answerthink, Inc. #*                              13,728
         2,500    aQuantive, Inc. #*                                27,675
         3,723    Ariba, Inc. #*                                    28,890
         2,098    Asiainfo Holdings, Inc. *                         10,532
         3,410    Ask Jeeves #*                                     95,753
         2,033    At Road, Inc. #*                                   8,335
         2,342    Autobytel, Inc. #*                                11,804
         2,958    Avocent Corp. *                                   75,902
           565    Blue Coat Systems, Inc. #*                        13,278
         5,003    Checkfree Corp. *                                203,922
         4,440    Chordiant Software, Inc. *                         7,415
        25,527    CMGI, Inc. *                                      53,096
         8,219    CNET Networks, Inc. #*                            77,587
         2,700    Corillian Corp. *                                  9,396
         1,724    Cybersource Corp. *                                8,879
         2,169    Digital Insight Corp. *                           35,572
         1,891    Digital River, Inc. #*                            58,924
         4,734    Digitas, Inc. *                                   47,813
         7,000    DoubleClick, Inc. *                               53,900
         2,300    Drugstore.Com #*                                   5,934
         3,866    E.piphany, Inc. *                                 13,724
         7,963    Earthlink, Inc. *                                 71,667
         1,000    eCollege.com, Inc. #*                             12,940
         2,872    Entrust, Inc. #*                                  10,770
           629    Equinix, Inc. *                                   26,632
         2,821    eResearch Technology, Inc. #*                     33,231
         2,246    F5 Networks, Inc. *                              113,401
         1,800    FindWhat.com #*                                   18,666
         1,243    GSI Commerce, Inc. *                              16,818
         2,875    Harris Interactive, Inc. *                        13,254
         5,806    Homestore, Inc. *                                 12,889
         2,019    Infospace, Inc. *                                 82,436
           329    INTAC International *                              4,145
         9,675    Internap Network Services Corp. #*                 5,708
         2,300    Internet Capital Group, Inc. #*                   16,146
         2,605    Internet Security Systems *                       47,671
         2,814    Interwoven, Inc. *                                21,921
         2,712    Ipass, Inc. *                                     16,597
         2,525    iVillage, Inc. *                                  15,377
         1,200    j2 Global Communications, Inc. #*                 41,172
         1,203    Jupitermedia Corp. #*                             18,659
           779    Keynote Systems, Inc. *                            9,247
           362    Kintera, Inc. #*                                   1,919
         2,256    Lionbridge Technologies *                         12,837
         5,127    Looksmart *                                        4,563
         4,273    Macromedia, Inc. *                               143,145
         2,630    Matrixone, Inc. *                                 12,545
         9,443    McAfee, Inc. *                                   213,034
         6,052    Monster Worldwide, Inc. *                        169,759
           591    Neoforma, Inc. #*                                  4,698
         2,054    Net2Phone, Inc. *                                  3,307
         3,206    Netbank, Inc.                                     27,187
         2,189    NetFlix, Inc. #*                                  23,751
           642    Netratings, Inc. *                                 9,791
         2,032    NIC, Inc. #*                                       9,693
         4,272    Openwave Systems, Inc. #*                         52,076
         3,255    Opsware, Inc. #*                                  16,796
           634    Overstock.com, Inc. #*                            27,256
         1,367    PC-Tel, Inc. *                                    10,061
         1,984    Portal Software, Inc. #*                           4,801
         1,362    Priceline.com, Inc. #*                            34,322
         1,610    ProQuest Co. *                                    58,201
         7,400    RealNetworks, Inc. *                              42,772
         2,932    Redback Networks, Inc. #*                         17,533
         3,984    RSA Security, Inc. *                              63,146

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                         Value
--------------------------------------------------------   -------------
         5,043    S1 Corp. *                               $      34,998
         8,116    Safeguard Scientifics, Inc. *                   11,525
         5,431    Sapient Corp. *                                 39,891
         2,363    Secure Computing Corp. #*                       20,251
         3,285    Seebeyond Technology Corp. *                    10,381
         1,154    Sohu.com, Inc. #*                               20,287
         3,465    SonicWALL, Inc. #*                              17,637
         1,317    Stamps.com, Inc. *                              21,862
           721    Stellent, Inc. #*                                6,064
         2,154    SupportSoft, Inc. *                             11,373
        12,270    TIBCO Software, Inc. *                          91,411
           125    Travelzoo, Inc. *                                6,215
         1,963    Trizetto Group *                                18,276
         2,900    Tumbleweed Communications Corp. #*               8,004
         2,827    United Online, Inc. *                           29,599
         4,700    Valueclick, Inc. *                              49,867
         1,376    Verity, Inc. *                                  13,003
         8,600    Verso Technologies, Inc. *                       3,096
        15,500    Vignette Corp. *                                20,305
         1,966    WatchGuard Technologies *                        6,350
         1,726    WebEx Communications, Inc. #*                   37,264
        18,813    WebMD Corp. #*                                 159,910
         3,170    webMethods, Inc. *                              17,372
         1,413    Websense, Inc. *                                76,019
           301    Zix Corp. #*                                     1,126
                                                           -------------
                                                               3,305,153
                                                           -------------

MANUFACTURING  - 2.4%

         1,700    Actuant Corp. *                                 76,364
         2,743    Acuity Brands, Inc.                             74,061
           400    Ameron International Corp.                      14,400
         1,134    AO Smith Corp.                                  32,739
         1,032    Applied Films Corp. #*                          23,860
         2,330    Aptargroup, Inc.                               121,113
           838    Barnes Group, Inc.                              22,768
         3,539    Brink's Co.                                    122,449
         1,847    Carlisle Cos, Inc.                             128,865
         1,395    Ceradyne, Inc. #*                               31,206
         1,634    Clarcor, Inc.                                   84,903
         3,091    Crane Co.                                       88,990
           909    CUNO, Inc. *                                    46,714
         4,758    Donaldson Co., Inc.                            153,588
         1,300    EnPro Industries, Inc. *                        35,750
           861    ESCO Technologies, Inc. *                       69,181
        25,784    Federal Signal Corp. #                         391,143
         1,647    Griffon Corp. *                                 35,262
         2,462    Harsco Corp.                                   146,760
         1,950    Hexcel Corp. *                                  30,245
         5,031    Jacuzzi Brands, Inc. *                          49,103
         1,547    Lancaster Colony Corp.                          65,825
         1,876    Matthews International Corp.                    61,458
         1,425    Myers Industries, Inc.                          20,107
         7,682    Pall Corp.                                     208,336
         6,004    Pentair, Inc.                                  234,156
           343    Quixote Corp.                                    7,433
           800    Raven Industries, Inc. #                        16,336
       115,729    Roper Industries, Inc. #                     7,580,249
         4,525    SPX Corp.                                      195,842
           696    Standex International Corp.                     19,001
         1,558    Sturm Ruger & Co., Inc.                         10,797
         2,072    Teleflex, Inc. #                               106,045
         1,969    Tredegar Corp.                                  33,197
         2,372    Trinity Industries, Inc. #                      66,819
                                                           -------------
                                                              10,405,065
                                                           -------------

METALS & MINING  - 2.1%

         6,585    AK Steel Holding Corp. *                        72,830
        48,002    Allegheny Technologies, Inc. *               1,157,328
         1,800    Alpha Natural Resources, Inc. *                 52,459
         1,121    Amcol International Corp.                       21,030
         3,729    Arch Coal, Inc. #                              160,384
         1,309    Brush Engineered Materials, Inc. *              24,910
         1,551    Carpenter Technology                            92,145
         1,238    Century Aluminum Co. *                          37,462
           728    CIRCOR International, Inc.                      17,945
         1,202    Cleveland-Cliffs, Inc. #                        87,590
        14,022    Coeur d'Alene Mines Corp. #*                    51,461
         3,370    Commercial Metals Co.                          114,209
           950    Compass Minerals International, Inc.            24,178
         5,544    Consol Energy, Inc.                            260,679
         1,400    Foundation Coal Holdings, Inc.                  33,717
         1,653    Gibraltar Industries, Inc.                      36,267
         8,076    Hecla Mining Co. #*                             44,256
         1,093    International Steel Group, Inc. #*              43,174
        96,305    Kaydon Corp. #                               3,023,977
           275    Lawson Products                                 12,870
         4,672    Massey Energy Co.                              187,067
         1,269    Metals USA, Inc. *                              24,860
         2,292    Mueller Industries, Inc.                        64,520
        67,706    NN, Inc.                                       834,138
         1,209    NS Group, Inc. *                                37,975
         2,216    Oregon Steel Mills, Inc. *                      50,968
         7,856    Peabody Energy Corp.                           364,204
           567    Penn Engineering & Manufacturing Corp.          10,234
         3,870    Precision Castparts Corp. #                    298,029
         1,444    Quanex Corp.                                    76,994
         1,617    Reliance Steel & Aluminum Co.                   64,696
           932    Royal Gold, Inc. #                              17,084
         1,272    RTI International Metals, Inc. *                29,765
         1,350    Ryerson Tull, Inc. #                            17,105
           977    Schnitzer Steel Industries, Inc. #              32,954
           934    Southern Peru Copper Corp. #                    51,800
         2,184    Steel Dynamics, Inc. #                          75,239
           656    Steel Technologies, Inc.                        15,737
         3,077    Stillwater Mining Co. *                         30,308
         4,210    Timken Co.                                     115,101
           510    Titanium Metals Corp. #*                        18,360
         6,835    United States Steel Corp.                      347,560

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                         Value
--------------------------------------------------------   -------------
        50,115    USEC, Inc. #                             $     815,872
           857    Valmont Industries, Inc.                        19,128
           500    Wheeling-Pittsburgh Corp. #*                    15,525
         3,830    Worthington Industries                          73,842
                                                           -------------
                                                               9,057,936
                                                           -------------

MULTIMEDIA  - 3.8%

        85,684    4Kids Entertainment, Inc. #*                 1,894,473
           300    Beasley Broadcasting Group, Inc. *               5,334
         6,073    Belo Corp.                                     146,602
        18,294    Charter Communications, Inc. #*                 29,270
       166,332    Citadel Broadcasting Corp. #*                2,283,738
           300    Courier Corp.                                   15,732
         2,431    Cox Radio, Inc. *                               40,865
         1,083    Crown Media Holdings, Inc. #*                    9,758
         3,022    Cumulus Media, Inc. #*                          43,064
         3,300    Dex Media, Inc.                                 68,145
         3,600    Dow Jones & Co., Inc.                          134,532
       236,730    Emmis Communications Corp. #*                4,549,951
         2,366    Entercom Communications Corp. *                 84,040
         3,019    Entravision Communications Corp. *              26,779
           300    Fisher Communications, Inc. #*                  15,513
        14,474    Gemstar-TV Guide International, Inc. *          62,962
         2,761    Gray Television, Inc.                           39,952
         2,135    Hearst-Argyle Television, Inc.                  54,442
         3,701    Hollinger International, Inc.                   40,341
         3,026    Insight Communications Co., Inc. *              35,858
         2,850    John Wiley & Sons, Inc.                        100,462
         1,291    Journal Communications, Inc.                    21,366
         2,724    Journal Register Co. *                          45,491
         2,807    Lee Enterprises, Inc. #                        121,824
         1,110    Liberty Corp. #                                 45,011
         1,862    Lin TV Corp. #*                                 31,524
           725    Lodgenet Entertainment Corp. *                  13,659
           905    Martha Stewart Living Omnimedia #*              20,444
         1,150    McClatchy Co.                                   85,284
         1,493    Media General, Inc.                             92,342
       172,821    Mediacom Communications Corp. #*             1,130,249
         2,348    Meredith Corp.                                 109,769
           403    Nexstar Broadcasting Group, Inc. #*              2,841
         2,003    Paxson Communications Corp. *                    1,382
           804    Playboy Enterprises, Inc. Class B *             10,372
         9,323    Primedia, Inc. #*                               40,555
           554    Pulitzer, Inc.                                  35,306
         4,700    Radio One, Inc. Class D *                       69,325
       109,739    Reader's Digest Association, Inc.            1,899,582
         2,183    Regent Communications, Inc. *                   11,679
           820    Saga Communications, Inc. *                     13,202
           571    Salem Communications Corp. *                    11,763
         1,976    Scholastic Corp. *                              72,895
         2,521    Sinclair Broadcast Group, Inc.                  20,244
        79,025    Sirius Satellite Radio, Inc. #*                444,120
       189,494    Spanish Broadcasting System #*               1,944,208
           646    Thomas Nelson, Inc.                             15,278
            71    Value Line, Inc.                                 2,769
         4,675    Westwood One, Inc. *                            95,136
           661    World Wrestling Entertainment, Inc.              7,932
           867    Young Broadcasting, Inc. *                       7,491
                                                           -------------
                                                              16,104,856
                                                           -------------

OIL & GAS  - 4.6%

           577    Atwood Oceanics, Inc. *                         38,394
         1,009    Berry Petroleum Co.                             51,913
           800    Bill Barrett Corp. *                            23,221
         1,050    Brigham Exploration Co. *                        9,692
         2,034    Cabot Oil & Gas Corp.                          112,175
         2,459    Cal Dive International, Inc. *                 111,393
           336    Callon Petroleum Co. #*                          5,221
           724    CARBO Ceramics, Inc.                            50,789
         1,600    Cheniere Energy, Inc. #*                       103,216
        18,830    Chesapeake Energy Corp.                        413,130
         2,462    Cimarex Energy Co. #*                           96,018
           244    Clayton Williams Energy, Inc. #*                 6,320
         2,050    Comstock Resources, Inc. *                      58,917
         3,286    Cooper Cameron Corp. *                         187,992
            88    Crosstex Energy, Inc.                            3,852
         1,196    Delta Petroleum Corp. #*                        17,390
         3,400    Denbury Resources, Inc. *                      119,782
         3,571    Diamond Offshore Drilling                      178,193
           333    Dril-Quip, Inc. *                               10,236
        16,567    Dynegy, Inc. #*                                 64,777
         1,039    Edge Petroleum Corp. *                          17,206
         1,334    Encore Acquisition Co. *                        55,094
         1,497    Energy Partners Ltd. #*                         38,877
         3,692    Equitable Resources, Inc.                      212,068
         3,986    FMC Technologies, Inc. *                       132,255
         2,899    Forest Oil Corp. *                             117,410
         1,505    Frontier Oil Corp.                              54,571
         1,661    FX Energy, Inc. #*                              19,002
           800    Giant Industries, Inc. *                        20,560
         5,310    Global Industries Ltd. *                        49,914
         7,553    Grant Prideco, Inc. *                          182,480
        11,109    Grey Wolf, Inc. *                               73,097
           354    Gulf Island Fabrication, Inc.                    8,305
         4,686    Hanover Compressor Co. #*                       56,560
         2,400    Harvest Natural Resources, Inc. #*              28,536
        11,185    Helmerich & Payne, Inc.                        443,933
         1,386    Holly Corp. #                                   51,656
            87    Hornbeck Offshore Services, Inc. #*              2,180
           754    Houston Exploration Co. *                       42,940
           869    Hydril Co. *                                    50,758
        57,601    Input/Output, Inc. #*                          371,526
         2,877    KCS Energy, Inc. *                              44,191
        94,825    Key Energy Services, Inc. *                  1,087,643
         1,733    Lone Star Technologies *                        68,332
           285    Lufkin Industries, Inc. #                       13,763
         4,806    Magnum Hunter Resources, Inc. *                 77,425
         1,000    Matrix Service Co. #*                            4,350

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                         Value
--------------------------------------------------------   -------------
         2,740    Maverick Tube Corp. #*                   $      89,077
           700    McMoRan Exploration Co. #*                      14,070
         3,039    Meridian Resource Corp. #*                      15,681
         3,152    Mission Resources Corp. #*                      22,316
         4,460    National Fuel Gas Co.                          127,511
        10,075    National-Oilwell Varco, Inc. #*                470,503
         3,774    Newfield Exploration Co. *                     280,257
         5,290    Newpark Resources *                             31,158
         3,539    Noble Energy, Inc. #                           240,723
        29,163    Oceaneering International, Inc. *            1,093,613
         1,561    Oil States International, Inc. *                32,079
         5,173    Parker Drilling Co. *                           29,745
         4,132    Patina Oil & Gas Corp.                         165,280
         9,988    Patterson-UTI Energy, Inc.                     249,900
           966    Penn Virginia Corp.                             44,339
           600    PetroCorp, Inc. (a)*                                 0
         1,004    Petroleum Development Corp. *                   37,841
         8,701    Pioneer Natural Resources Co.                  371,707
         4,609    Plains Exploration & Production Co. *          160,854
         3,937    Pogo Producing Co.                             193,858
         2,430    Premcor, Inc.                                  145,022
        69,270    Pride International, Inc. *                  1,720,667
         5,148    Questar Corp.                                  305,019
         1,812    Quicksilver Resources, Inc. #*                  88,299
         4,868    Range Resources Corp.                          113,716
         1,348    Remington Oil & Gas Corp. *                     42,489
         1,015    Resource America, Inc.                          35,571
        28,856    Rowan Cos., Inc.                               863,660
           732    RPC, Inc.                                       11,119
         1,135    SEACOR Holdings, Inc. *                         72,356
         2,134    Southwestern Energy Co. *                      121,126
         1,696    Spinnaker Exploration Co. *                     60,259
         1,668    St. Mary Land & Exploration Co. #               83,483
         1,533    Stone Energy Corp. *                            74,458
         2,984    Superior Energy Services *                      51,325
         1,863    Swift Energy Co. *                              52,984
         3,957    Tesoro Petroleum Corp. *                       146,488
         1,273    Tetra Technologies, Inc. *                      36,204
         3,635    Tidewater, Inc.                                141,256
           830    Todco *                                         21,447
           992    Transmontaigne, Inc. #*                          7,936
        66,959    Unit Corp. *                                 3,024,538
         1,177    Universal Compression Holdings, Inc. *          44,573
         2,147    Veritas DGC, Inc. *                             64,324
         2,955    Vintage Petroleum, Inc.                         92,964
           800    W&T Offshore, Inc.                              16,745
       139,635    W-H Energy Services, Inc. #*                 3,341,466
         3,300    Western Gas Resources, Inc.                    113,685
         1,506    Whiting Petroleum Corp. *                       61,415
                                                           -------------
                                                              19,612,359
                                                           -------------

PHARMACEUTICALS  - 3.6%

         5,038    Abgenix, Inc. #*                                35,266
         1,153    Able Laboratories, Inc. *                       27,049
         1,663    Accelrys, Inc. *                                 9,862
         2,837    Accredo Health, Inc. *                         125,991
         2,355    Adolor Corp. #*                                 23,409
           300    Advancis Pharmaceutical Corp. #*                 1,110
         5,562    Alkermes, Inc. #*                               57,734
        34,376    Alpharma, Inc.                                 423,512
         1,279    American Pharmaceutical Partners,
                  Inc. #*                                         66,176
         6,358    Amylin Pharmaceuticals, Inc. #*                111,201
        88,754    Andrx Corp. *                                2,012,053
         1,563    Antigenics, Inc. #*                             10,472
         1,913    Array Biopharma, Inc. *                         13,410
         2,500    Atherogenics, Inc. #*                           32,725
           972    Bentley Pharmaceuticals, Inc. #*                 7,154
         1,700    Bioenvision, Inc. #*                             9,775
         4,009    BioMarin Pharmaceuticals, Inc. #*               20,646
         1,117    Bone Care International, Inc. *                 28,975
           900    Bradley Pharmaceuticals, Inc. #*                 8,604
            71    Caraco Pharmaceutical Laboratories,
                  Ltd. #*                                            581
         3,359    Cell Therapeutics, Inc. #*                      12,059
         3,441    Cephalon, Inc. #*                              161,142
         2,109    Connetics Corp. #*                              53,337
            26    Corcept Therapeutics, Inc. *                       118
         2,920    Corixa Corp. #*                                  8,964
         2,753    Cubist Pharmaceuticals, Inc. *                  29,237
         2,109    CV Therapeutics, Inc. #*                        42,939
         1,845    Cypress Bioscience, Inc. *                      16,863
         3,584    Dendreon Corp. #*                               19,533
           879    Depomed, Inc. #*                                 3,463
         2,790    Discovery Laboratories, Inc. #*                 15,708
           700    Dov Pharmaceutical, Inc. *                       9,576
         1,802    Durect Corp. #*                                  6,559
         1,200    Dusa Pharmaceuticals, Inc. *                    10,476
         1,661    Dyax Corp. #*                                    5,348
         2,883    Endo Pharmaceuticals Holdings, Inc. *           65,012
         1,600    Eon Labs, Inc. *                                48,384
           516    Eyetech Pharmaceuticals, Inc. #*                14,190
         1,336    First Horizon Pharmaceutical Corp. #*           22,552
         3,171    Genta, Inc. #*                                   3,583
         1,476    Guilford Pharmaceuticals, Inc. #*                3,395
        43,285    HealthExtras, Inc. #*                          720,695
           400    Hollis-Eden Pharmaceuticals #*                   2,818
         1,377    I-Flow Corp. #*                                 21,798
         2,991    Impax Laboratories, Inc. #*                     47,856
         2,676    Indevus Pharmaceuticals, Inc. #*                 7,439
         3,653    Inkine Pharmaceutical Co., Inc. #*              11,324
         2,543    Inspire Pharmaceuticals, Inc. #*                20,751
         3,092    Isis Pharmaceuticals, Inc. #*                   11,966
         1,679    Isolagen, Inc. #*                               10,561
           217    Ista Pharmaceuticals, Inc. #*                    2,144
        14,876    King Pharmaceuticals, Inc. *                   123,620

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                             Value
----------------------------------------------  -----------
    772    Kos Pharmaceuticals, Inc. *          $    32,177
  2,100    KV Pharmaceutical Co. #*                  48,720
    338    Lannett Co., Inc. #*                       2,129
  4,139    Ligand Pharmaceuticals, Inc.
           Class B #*                                23,717
  1,040    Mannatech, Inc. #                         20,332
    800    Mannkind Corp. #*                         11,384
  4,993    Medarex, Inc. #*                          35,600
 16,200    Medco Health Solutions, Inc. *           803,034
  2,749    Medicines Co. *                           62,292
  3,518    Medicis Pharmaceutical Corp.             105,470
  4,318    MGI Pharma, Inc. *                       109,116
  3,634    Nabi Biopharmaceuticals *                 45,352
    549    Natures Sunshine Products, Inc.            9,426
 37,166    NBTY, Inc. *                             932,495
  2,329    NeighborCare, Inc. *                      68,123
  1,093    Neopharm, Inc. #*                          8,493
  2,164    Neurocrine Biosciences, Inc. #*           82,362
    588    Neurogen Corp. *                           4,163
    367    NitroMed, Inc. #*                          6,353
  1,401    Noven Pharmaceuticals, Inc. *             23,761
  2,229    NPS Pharmaceuticals, Inc. #*              28,130
     61    Nutraceutical International Corp. *          967
  1,505    Nuvelo, Inc. *                             9,783
     44    Omega Protein Corp. #*                       300
  2,049    Onyx Pharmaceuticals, Inc. #*             64,236
  2,947    OSI Pharmaceuticals, Inc. *              121,829
  1,138    Pain Therapeutics, Inc. #*                 5,781
 28,548    Par Pharmaceutical Cos, Inc. *           954,645
    949    Penwest Pharmaceuticals Co. #*            11,730
  4,081    Perrigo Co.                               78,151
  1,566    Pharmacyclics, Inc. #*                    12,575
 74,483    Pharmion Corp. #*                      2,160,007
  5,444    Pharmos Corp. #*                           3,430
  1,540    Pozen, Inc. *                              8,023
    600    PRA International *                       16,158
  1,700    Prestige Brands Holdings, Inc. *          30,814
  1,592    Priority Healthcare Corp.
           Class B *                                 34,435
    528    Progenics Pharmaceuticals, Inc. *          8,876
 80,800    QLT, Inc. *                            1,039,088
    445    Renovis, Inc. #*                           3,591
    795    Rigel Pharmaceuticals, Inc. #*            12,752
  2,400    Salix Pharmaceuticals Ltd. #*             39,576
     56    Santarus, Inc. *                             272
  2,906    Sciclone Pharmaceuticals, Inc. *           8,253
  6,361    Sepracor, Inc. *                         365,185
  2,314    Star Scientific, Inc. #*                  12,241
  1,521    Tanox, Inc. #*                            14,602
    921    Trimeris, Inc. #*                         10,370
  1,223    United Therapeutics Corp. #*              55,885
    600    USANA Health Sciences, Inc. #*            28,380
127,780    Valeant Pharmaceuticals
           International #                        2,877,606
  4,074    VCA Antech, Inc. *                        82,417
  3,176    Vicuron Pharmaceuticals, Inc. *           50,054
  3,418    Vion Pharmaceuticals, Inc. *               9,741
    800    Zymogenetics, Inc. #*                     12,208
                                                -----------
                                                 15,165,705
                                                -----------
REAL ESTATE  - 4.0%

  2,200    Aames Investment Corp. REIT               18,040
  1,679    Acadia Realty Trust REIT                  26,998
 93,592    Affordable Residential
           Communities REIT #                     1,183,939
     98    Alexander's, Inc. REIT *                  23,667
  1,112    Alexandria Real Estate
           Equities, Inc. REIT                       71,591
  5,118    AMB Property Corp. REIT                  193,460
    600    American Campus Communities,
           Inc. REIT                                 12,600
 64,398    American Financial Realty
           Trust REIT                               942,143
  1,937    American Home Mortgage
           Investment Corp. REIT                     55,476
  1,667    AMLI Residential Properties
           Trust REIT #                              45,659
  7,071    Annaly Mortgage Management, Inc.
           REIT #                                   132,652
  3,225    Anthracite Capital, Inc. REIT             35,926
  2,623    Anworth Mortgage Asset Corp. REIT         25,050
  5,818    Apartment Investment &
           Management Co. REIT                      216,430
    496    Arbor Realty Trust, Inc. REIT             12,276
  3,893    Arden Realty, Inc. REIT                  131,778
  1,953    Ashford Hospitality Trust, Inc. REIT      19,921
  4,307    AvalonBay Communities, Inc. REIT         288,095
    284    Avatar Holdings, Inc. REIT #*             13,305
    725    Bedford Property Investors REIT           15,827
  1,000    Bimini Mortgage Management,
           Inc. REIT #                               13,850
  1,700    BioMed Realty Trust, Inc. REIT            35,020
  2,859    Brandywine Realty Trust REIT              81,196
  2,984    BRE Properties REIT                      105,335
  2,975    Camden Property Trust REIT               139,914
  2,400    Capital Automotive REIT                   79,488
  1,425    Capital Lease Funding, Inc. REIT          15,746
    484    Capital Trust, Inc. REIT #                16,059
    539    Capstead Mortgage Corp. REIT #             4,608
  3,177    CarrAmerica Realty Corp. REIT            100,234
  6,381    Catellus Development Corp. REIT          170,054
  1,400    CB Richard Ellis Group, Inc. REIT *       48,986
  1,365    CBL & Associates Properties,
           Inc. REIT                                 97,611
    562    Cedar Shopping Centers, Inc. REIT          8,003
  2,795    Centerpoint Properties Trust REIT        114,595
  1,191    Colonial Properties Trust REIT #          45,746
  2,951    Commercial Net Lease Realty REIT          54,446
    283    Consolidated-Tomoka Land Co. REIT         16,196
  3,500    Cornerstone Realty Income Trust,
           Inc. REIT                                 34,720

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                              Value
-----------------------------------------------  ----------
  2,039    Corporate Office Properties Trust
           SBI MD REIT                           $   53,993
    578    Correctional Properties Trust REIT        14,594
  2,319    Cousins Properties, Inc. REIT             59,993
 78,569    Crescent Real Estate Equity Co.
           REIT                                   1,283,817
 60,748    CRT Properties, Inc. REIT              1,323,091
  6,330    Developers Diversified Realty Corp.
           REIT                                     251,617
  1,200    Digital Realty Trust, Inc. REIT           17,244
  1,167    Eastgroup Properties REIT                 43,996
  3,400    ECC Capital Corp. REIT                    20,812
  1,100    Education Realty Trust, Inc. REIT         18,426
  1,438    Entertainment Properties Trust REIT       59,576
118,354    Equity Inns, Inc. REIT                 1,305,445
  1,212    Equity Lifestyle Properties, Inc.
           REIT                                      42,723
  1,804    Equity One, Inc. REIT                     37,144
  1,380    Essex Property Trust, Inc. REIT           95,358
    900    Extra Space Storage, Inc. REIT #          12,150
  3,101    Federal Realty Invs Trust REIT           149,933
  3,428    FelCor Lodging Trust, Inc. REIT #*        42,610
  2,900    Fieldstone Investment Corp. REIT          43,176
  2,601    First Industrial Realty Trust, Inc.
           REIT #                                    98,396
  1,929    Forest City Enterprises, Inc. REIT       123,070
  1,834    Gables Residential Trust REIT #           61,072
    994    Getty Realty Corp. REIT                   25,397
  1,874    Glenborough Realty Trust, Inc. REIT       35,831
  1,976    Glimcher Realty Trust REIT #              46,831
    400    Global Signal, Inc. REIT #                11,984
  1,500    GMH Communities Trust REIT                17,565
  1,460    Government Properties Trust,
           Inc. REIT #                               14,542
    600    Gramercy Capital Corp. REIT               11,700
  8,110    Health Care Property
           Investors, Inc. REIT                     190,342
  2,996    Health Care, Inc. REIT                    95,872
  2,848    Healthcare Realty Trust, Inc. REIT       103,781
  1,800    Heritage Property Investment Trust
           REIT                                      53,424
  2,419    Highland Hospitality Corp. REIT           25,037
  3,123    Highwoods Properties, Inc. REIT           83,759
  2,128    Home Properties, Inc. REIT                82,566
  2,100    HomeBanc Corp. REIT #                     18,564
  4,168    Hospitality Properties Trust REIT        168,304
 20,872    Host Marriott Corp. REIT                 345,640
 11,967    HRPT Properties Trust REIT               142,527
 34,806    IMPAC Mortgage Holdings, Inc. REIT #     667,579
  2,298    Innkeepers USA Trust REIT                 29,667
  1,766    Investors Real Estate Trust REIT #        16,477
  1,901    Jones Lang LaSalle, Inc. REIT *           88,682
  1,634    Kilroy Realty Corp. REIT                  66,847
  1,100    Kite Realty Group Trust REIT              15,840
  1,073    Kramont Realty Trust REIT                 25,108
  1,464    LaSalle Hotel Properties REIT             42,529
  2,924    Lexington Corporate Properties Trust
           REIT                                      64,153
  5,077    Liberty Property Trust REIT              198,257
    795    LTC Properties, Inc. REIT                 13,793
  2,259    Luminent Mortgage Capital, Inc. REIT      24,804
  3,617    Macerich Co. REIT                        192,714
  3,626    Mack-Cali Realty Corp. REIT              153,561
  2,108    Maguire Properties, Inc. REIT             50,339
  4,059    Meristar Hospitality Corp. REIT *         28,413
  4,700    MFA Mortgage Investments, Inc. REIT       35,767
  1,138    Mid-America Apartment
           Communities, Inc. REIT                    41,537
  3,301    Mills Corp. REIT                         174,623
    693    Mission West Properties REIT #             7,346
    900    MortgageIT Holdings, Inc. REIT #          14,355
  1,376    National Health Investors, Inc. REIT      35,748
  3,929    Nationwide Health Properties, Inc.
           REIT #                                    79,405
  2,735    New Century Financial Corp. REIT         128,053
  5,998    New Plan Excel Realty Trust REIT         150,610
  2,000    Newcastle Investment Corp. REIT           59,200
  1,753    Novastar Financial, Inc. REIT #           63,126
  2,818    Omega Healthcare Investors, Inc. REIT     30,942
  2,409    Pan Pacific Retail
           Properties, Inc. REIT                    136,711
    934    Parkway Properties, Inc. REIT             43,618
  2,044    Pennsylvania Real Estate Investment
           Trust REIT                                82,414
  2,572    Post Properties, Inc. REIT                79,835
  2,730    Prentiss Properties Trust REIT            93,257
    768    PS Business Parks, Inc. REIT              30,950
  1,486    RAIT Investment Trust REIT                39,854
    692    Ramco-Gershenson Properties REIT #        18,788
    537    Reading International, Inc. REIT #*        3,786
  4,612    Realty Income Corp. REIT #               105,523
  4,510    Reckson Associates Realty Corp.
           REIT                                     138,457
  1,085    Redwood Trust, Inc. REIT #                55,530
  3,616    Regency Centers Corp. REIT               172,230
    743    Saul Centers, Inc. REIT                   23,776
  2,900    Saxon Capital, Inc. REIT                  49,880
  3,150    Senior Housing Properties Trust REIT      52,542
  2,678    Shurgard Storage Centers, Inc. REIT      109,744
  2,355    SL Green Realty Corp. REIT #             132,398
    925    Sovran Self Storage, Inc. REIT            36,658
 32,700    Spirit Finance Corp. REIT                355,439
  3,416    St Joe Co. REIT                          229,897
  1,100    Strategic Hotel Capital, Inc. REIT #      16,170
    880    Sun Communities, Inc. REIT                31,504
  1,300    Sunstone Hotel Investors, Inc. REIT
           #                                         27,885

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                Value
----------------------------------------------     -----------
  1,626  Tanger Factory Outlet Centers REIT        $    35,772
    744  Tarragon Corp. REIT #*                         15,021
  3,043  Taubman Centers, Inc. REIT                     84,413
  5,313  Thornburg Mortgage, Inc. REIT #               148,976
  1,195  Town & Country Trust REIT #                    31,608
  1,824  Trammell Crow Co. REIT *                       37,520
  5,300  Trizec Properties, Inc. REIT                  100,700
  1,227  Trustreet Properties, Inc. REIT #              18,884
  1,600  U-Store-It Trust REIT                          27,840
  8,463  United Dominion Realty Trust, Inc.
         REIT                                          176,623
    505  Universal Health Realty Trust Income
         REIT                                           14,266
    858  Urstadt Biddle Properties, Inc. REIT           13,084
  5,048  Ventas, Inc. REIT                             125,998
  2,449  Washington Real Estate Investment
         Trust REIT #                                   70,409
  4,712  Weingarten Realty Investors REIT              162,611
    994  Winston Hotels, Inc. REIT                      11,630
                                                   -----------
                                                    16,920,218
                                                   -----------
RETAIL  - 4.7%

  1,547  7-Eleven, Inc. *                               37,159
  2,633  99 Cents Only Stores #*                        34,677
  5,263  Abercrombie & Fitch Co.                       301,254
    900  AC Moore Arts & Crafts, Inc. *                 23,994
  4,536  Advance Auto Parts *                          228,841
  3,400  Aeropostale, Inc. *                           111,350
    287  America's Car Mart, Inc. #*                    10,062
  6,406  American Eagle Outfitters                     189,297
  4,236  AnnTaylor Stores Corp. *                      108,399
    700  Asbury Automotive Group, Inc. *                10,780
  3,210  Barnes & Noble, Inc. *                        110,713
    496  Bebe Stores, Inc. #                            16,839
  1,400  Big 5 Sporting Goods Corp.                     34,580
  6,908  Big Lots, Inc. *                               83,034
    600  BJ's Restaurants, Inc. #*                      11,634
 21,707  BJ's Wholesale Club, Inc. *                   674,219
    445  Blair Corp.                                    14,672
118,110  Blockbuster, Inc. #                         1,042,911
  2,400  Bombay Co., Inc. #*                            12,720
 37,700  Bon-Ton Stores, Inc.                          681,993
 43,370  Borders Group, Inc.                         1,154,509
  5,447  Brinker International, Inc. *                 197,290
  1,125  Brookstone, Inc. *                             18,248
  1,259  Brown Shoe Co., Inc.                           43,146
    545  Buckle, Inc.                                   19,026
    500  Build-A-Bear Workshop, Inc. #*                 15,325
  1,316  Burlington Coat Factory Warehouse
         Corp.                                          37,769
    600  Cabela's, Inc. #*                              12,378
    145  Cache, Inc. *                                   1,965
  6,393  Carmax, Inc. #*                               201,380
  3,172  Casey's General Stores, Inc.                   57,001
  1,721  Cash America International, Inc.               37,742

  1,900  Casual Male Retail Group, Inc. #*              12,331
    965  Cato Corp.                                     31,121
    687  Charlotte Russe Holding, Inc. #*                8,876
  6,558  Charming Shoppes *                             53,317
 10,662  Chico's FAS, Inc. #*                          301,308
    950  Childrens Place *                              45,363
  2,356  Christopher & Banks Corp.                      41,466
 12,242  Circuit City Stores, Inc.                     196,484
 51,102  Claire's Stores, Inc.                       1,177,390
 81,312  Coldwater Creek, Inc. #*                    1,502,646
    484  Conn's, Inc. #*                                 9,099
  3,936  Copart, Inc. *                                 92,732
  1,436  Cost Plus, Inc. *                              38,600
  2,824  CSK Auto Corp. *                               49,844
    164  DEB Shops, Inc.                                 4,628
  1,940  Dick's Sporting Goods, Inc. #*                 71,256
  3,727  Dillard's, Inc.                               100,256
  6,974  Dollar Tree Stores, Inc. *                    200,363
  1,500  Domino's Pizza, Inc. #                         28,035
  1,340  Dress Barn, Inc. *                             24,415
 28,813  Electronics Boutique Holdings Corp. #*      1,238,095
  2,334  Finish Line, Inc.                              54,032
    743  First Cash Financial Services, Inc. *          15,729
  9,414  Foot Locker, Inc.                             275,830
  2,603  Fred's, Inc. #                                 44,694
    700  GameStop Corp. *                               15,512
  1,363  GameStop Corp. Class B *                       30,395
  1,521  Genesco, Inc. *                                43,227
  1,379  Goody's Family Clothing, Inc.                  12,452
  1,109  Group 1 Automotive, Inc. *                     29,167
  1,492  Guitar Center, Inc. *                          81,806
  1,048  Hancock Fabrics, Inc. #                         7,797
  1,101  Haverty Furniture Cos, Inc.                    16,790
  1,397  Hibbett Sporting Goods, Inc. *                 41,966
  3,500  Hollywood Entertainment Corp. *                46,095
  2,597  HOT Topic, Inc. *                              56,745
  3,243  Insight Enterprises, Inc. *                    56,947
  1,083  J Jill Group, Inc. *                           14,902
    981  Jo-Ann Stores, Inc. *                          27,556
    628  JOS A Bank Clothiers, Inc. #*                  18,400
    407  Kenneth Cole Productions, Inc.                 11,860
    683  Kirkland's, Inc. *                              7,554
  2,978  Linens 'N Things, Inc. *                       73,944
    906  Lithia Motors, Inc.                            23,203
 45,276  Longs Drug Stores Corp. #                   1,549,345
    600  MarineMax, Inc. *                              18,708
  1,835  Men's Wearhouse, Inc. *                        77,455
  8,222  Michaels Stores, Inc.                         298,459
    982  Movado Group, Inc.                             18,167
  1,550  Movie Gallery, Inc. #                          44,454
  1,959  MSC Industrial Direct Co.                      59,867
  2,530  Neiman-Marcus Group, Inc.                     231,520
    600  New York & Co., Inc. #*                        12,042

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                Value
---------------------------------------------      -----------
  3,224  Nu Skin Enterprises, Inc.                 $    72,572
  2,798  O'Reilly Automotive, Inc. *                   138,585
  5,408  OfficeMax, Inc.                               181,168
  4,605  Pacific Sunwear Of California *               128,848
    502  Pantry, Inc. #*                                15,547
    781  Party City Corp. #*                            11,434
  4,460  Payless Shoesource, Inc. *                     70,423
    177  PC Connection, Inc. *                           1,039
    700  PC Mall, Inc. #*                                8,694
  3,471  PEP Boys-Manny Moe & Jack #                    61,020
  2,482  Petco Animal Supplies, Inc. *                  91,362
  5,449  Pier 1 Imports, Inc. #                         99,335
  2,708  Regis Corp.                                   110,839
  1,181  Restoration Hardware, Inc. *                    6,732
    162  Retail Ventures, Inc. *                         1,476
 26,618  Rite Aid Corp. *                              105,407
  9,000  Ross Stores, Inc.                             262,260
  7,802  Saks, Inc. *                                  140,826
  1,421  School Specialty, Inc. *                       55,646
  2,200  Select Comfort Corp. #*                        44,968
    700  Sharper Image Corp. #*                         11,627
    400  Shoe Carnival, Inc. *                           7,000
  2,047  ShopKo Stores, Inc. #*                         45,484
    759  Smart & Final, Inc. #*                          9,229
  1,763  Sonic Automotive, Inc.                         40,038
  1,419  Sports Authority, Inc. #*                      39,023
    946  Stage Stores, Inc. *                           36,317
  1,464  Stein Mart, Inc. *                             32,940
    610  Systemax, Inc. *                                3,318
  1,192  Talbots, Inc.                                  38,120
  1,173  TBC Corp. *                                    32,680
 76,868  Too, Inc. *                                 1,896,334
 53,199  Toys "R" Us, Inc. *                         1,370,406
  2,000  Tractor Supply Co. *                           87,300
  1,792  Trans World Entertainment *                    26,396
  1,625  Tuesday Morning Corp. *                        46,914
  1,031  United Auto Group, Inc.                        28,693
  2,746  Urban Outfitters, Inc. *                      131,726
    770  West Marine, Inc. #*                           16,370
  5,768  Williams-Sonoma, Inc. *                       211,974
  1,400  World Fuel Services Corp.                      44,100
  3,152  Zale Corp. *                                   93,677
                                                   -----------
                                                    19,936,999
                                                   -----------
SAVINGS & LOAN  - 1.2%

  1,292  Anchor Bancorp Wisconsin, Inc.                 36,318
  6,595  Astoria Financial Corp.                       166,854
161,334  Bank Mutual Corp. #                         1,906,968
  2,792  BankAtlantic Bancorp, Inc.                     48,581
  1,484  BankUnited Financial Corp.                     39,860
    300  Berkshirehill Bancorp, Inc.                    10,125
    312  Beverly Hills Bancorp, Inc.                     3,345
    358  BFC Financial Corp. *                           3,383
  3,850  Brookline Bancorp, Inc.                        57,365
  1,494  Capitol Federal Financial #                    51,752
    300  Charter Financial Corp.                        10,011
    417  Citizens First Bancorp, Inc.                    9,316
  1,100  Clifton Savings Bancorp, Inc.                  12,320
  2,067  Commercial Capital Bancorp, Inc.               42,063
  2,651  Commercial Federal Corp.                       73,300
  2,151  Dime Community Bancshares                      32,695
  1,221  Downey Financial Corp.                         75,128
  1,264  Fidelity Bankshares, Inc.                      29,047
    767  First Financial Holdings, Inc. #               21,307
  7,118  First Niagara Financial Group, Inc.            94,029
    694  First Place Financial Corp. #                  12,700
    980  FirstFed Financial Corp. *                     49,990
  2,088  Flagstar Bancorp, Inc.                         40,820
    879  Flushing Financial Corp.                       15,998
    694  Franklin Bank Corp. *                          11,972
  1,386  Harbor Florida Bancshares, Inc.                47,263
    569  Horizon Financial Corp. #                      10,686
  4,995  Independence Community Bank Corp.             194,805
    299  Itla Capital Corp. *                           14,938
  1,300  Kearny Financial Corp. *                       14,998
  1,908  KNBT Bancorp, Inc.                             29,192
  1,812  MAF Bancorp, Inc.                              75,271
    200  NASB Financial, Inc. #                          7,920
  5,496  NewAlliance Bancshares, Inc.                   76,944
  1,338  Northwest Bancorp, Inc.                        28,647
    306  OceanFirst Financial Corp. #                    7,029
  2,668  Ocwen Financial Corp. #*                       21,531
 72,959  Partners Trust Financial Group, Inc.          773,365
    266  Pennfed Financial Services, Inc. #              3,947
  2,279  People's Bank #                                93,325
 15,859  PFF Bancorp, Inc.                             437,708
  2,773  Provident Bancorp, Inc.                        33,942
    264  Provident Financial Hldgs                       7,851
  4,264  Provident Financial Services, Inc.             72,914
  1,490  Sterling Financial Corp. *                     53,193
  1,364  TierOne Corp.                                  32,054
  1,776  United Community Financial Corp. #             19,696
  5,175  Washington Federal, Inc.                      120,629
    267  Westfield Financial, Inc. #                     6,675
    358  WSFS Financial Corp. #                         18,816
                                                   -----------
                                                     5,058,586
                                                   -----------
SEMICONDUCTORS  - 4.5%

 90,016  Actel Corp. #*                              1,384,446
    307  ADE Corp. *                                     6,815
  1,412  Alliance Semiconductor Corp. *                  3,516
  1,921  AMIS Holdings, Inc. *                          21,688
  6,300  Amkor Technology, Inc. #*                      24,318
 20,671  Applied Micro Circuits Corp. *                 68,008
  3,146  Asyst Technologies, Inc. *                     15,069
 25,576  Atmel Corp. #*                                 75,449
  1,721  ATMI, Inc. *                                   43,094
  1,441  August Technology Corp. #*                     16,889
  6,400  Axcelis Technologies, Inc. *                   46,720

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                Value
----------------------------------------------     -----------
119,384  Brooks Automation, Inc. *                 $ 1,812,249
  4,842  Cirrus Logic, Inc. *                           21,886
  1,260  Cohu, Inc.                                     20,097
 27,582  Conexant Systems, Inc. *                       41,373
  5,669  Credence Systems Corp. #*                      44,842
  4,489  Cree, Inc. #*                                  97,636
  7,500  Cypress Semiconductor Corp. #*                 94,500
    391  Diodes, Inc. #*                                10,608
  1,816  DSP Group, Inc. *                              46,780
    713  Dupont Photomasks, Inc. #*                     19,016
  4,809  Emulex Corp. *                                 90,602
  3,390  Entegris, Inc. *                               33,527
  2,067  ESS Technology #*                              10,893
  2,601  Exar Corp. *                                   34,853
 61,637  Fairchild Semiconductor
         International, Inc. *                         944,895
  1,683  Formfactor, Inc. #*                            38,103
    749  FSI International, Inc. *                       3,168
  2,221  Genesis Microchip, Inc. #*                     32,093
173,187  Helix Technology Corp. #                    2,679,203
  4,167  Integrated Circuit Systems, Inc. *             79,673
  6,128  Integrated Device Technology, Inc. *           73,720
  2,278  Integrated Silicon Solutions, Inc. #*          15,263
  4,068  International Rectifier Corp. *               185,094
  8,917  Intersil Corp.                                154,442
  1,048  IXYS Corp. *                                   11,989
  4,487  Kopin Corp. *                                  13,775
  3,440  Kulicke & Soffa Industries, Inc. #*            21,638
  8,277  Lam Research Corp. #*                         238,874
  6,745  Lattice Semiconductor Corp. #*                 36,221
 24,010  LSI Logic Corp. #*                            134,216
  4,201  LTX Corp. *                                    18,652
206,514  Mattson Technology, Inc. #*                 1,639,721
  4,665  MEMC Electronic Materials, Inc. *              62,744
315,000  Micrel, Inc. #*                             2,904,300
  3,716  Microsemi Corp. *                              60,534
  2,400  Microtune, Inc. *                              10,344
  6,566  Mindspeed Technologies, Inc. #*                14,642
  2,565  MIPS Technologies, Inc. *                      29,497
  1,793  MKS Instruments, Inc. *                        28,473
  1,700  Monolithic System Technology, Inc. #*           9,945
217,234  Mykrolis Corp. #*                           3,106,446
 78,100  Nanometrics, Inc. #*                          919,237
 10,205  Nvidia Corp. *                                242,471
  3,200  Omnivision Technologies, Inc. #*               48,480
  7,408  ON Semiconductor Corp. #*                      29,262
  1,250  Pericom Semiconductor Corp. *                  10,713
  1,763  Photronics, Inc. *                             31,910
  2,397  Pixelworks, Inc. *                             19,536
  1,221  PLX Technology, Inc. #*                        12,821
 10,427  PMC - Sierra, Inc. #*                          91,758
  1,705  Power Integrations, Inc. *                     35,617
  5,853  QLogic Corp. *                                237,046
  5,325  Rambus, Inc. #*                                80,248
    826  Rudolph Technologies, Inc. *                   12,440
    921  Semitool, Inc. *                                9,394
  4,577  Semtech Corp. *                                81,791
  1,565  Sigmatel, Inc. *                               58,578
  4,891  Silicon Image, Inc. *                          49,203
  2,055  Silicon Laboratories, Inc. *                   61,054
    354  Siliconix, Inc. *                              12,489
  1,321  Sipex Corp. *                                   3,065
    909  Sirf Technology Holdings, Inc. *               10,144
  9,877  Skyworks Solutions, Inc. *                     62,719
     81  Staktek Holdings, Inc. *                          321
    806  Standard Microsystems Corp. *                  13,992
    392  Supertex, Inc. *                                7,178
  1,509  Tessera Technologies, Inc. *                   65,234
  9,230  Transmeta Corp. #*                              8,584
  9,106  Triquint Semiconductor, Inc. *                 30,778
  1,426  Ultratech, Inc. *                              20,820
  2,002  Varian Semiconductor Equipment
         Associates, Inc. *                             76,096
  1,563  Veeco Instruments, Inc. #*                     23,523
 14,087  Vitesse Semiconductor Corp. #*                 37,753
  2,701  Zoran Corp. *                                  27,955
                                                   -----------
                                                    19,064,749
                                                   -----------
SOFTWARE  - 3.7%

 11,716  Activision, Inc. *                            173,397
    962  Actuate Corp. *                                 2,309
  5,048  Acxiom Corp.                                  105,655
  1,229  Advent Software, Inc. *                        22,343
  1,506  Allscripts Healthcare Solutions, Inc.
         #*                                             21,536
  1,300  Altiris, Inc. *                                31,005
  1,812  Ansys, Inc. *                                  61,989
  3,568  Ascential Software Corp. *                     66,115
  2,209  Aspen Technology, Inc. #*                      12,547
149,028  Atari, Inc. #*                                470,928
  1,791  Authentidate Holding Corp. #*                   7,146
  2,091  Avid Technology, Inc. *                       113,165
 22,600  BEA Systems, Inc. *                           180,122
  4,681  Borland Software Corp. *                       38,010
    952  Captaris, Inc. *                                3,856
    568  CCC Information Services Group #*              12,979
  1,734  Cerner Corp. #*                                91,052
  4,013  Certegy, Inc.                                 138,930
 10,215  Citrix Systems, Inc. *                        243,321
    314  Computer Programs & Systems, Inc. #             8,817
 23,704  Compuware Corp. *                             170,669
  1,156  Concord Communications, Inc. *                 11,699
  1,500  Concur Technologies, Inc. *                    12,180
  2,939  CSG Systems International *                    47,876
  1,976  Dendrite International, Inc. *                 27,743
  1,328  Digi International, Inc. *                     18,220
  4,334  Dun & Bradstreet Corp. *                      266,324
276,684  Eclipsys Corp. #*                           4,283,068

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                Value
---------------------------------------------      -----------
  2,822  eFunds Corp. *                            $    62,987
    743  Embarcadero Technologies, Inc. *                4,896
  2,480  Epicor Software Corp. #*                       32,488
    801  EPIQ Systems, Inc. #*                          10,397
  4,264  Fair Isaac Corp. #                            146,852
  2,318  FalconStor Software, Inc. #*                   13,838
  2,388  Filenet Corp. *                                54,399
  1,617  Global Payments, Inc.                         104,280
  2,340  Hyperion Solutions Corp. *                    103,217
  1,212  IDX Systems Corp. *                            42,093
  1,245  Infocrossing, Inc. #*                          19,721
  4,510  Informatica Corp. *                            37,298
  1,648  infoUSA, Inc. *                                17,320
    500  InPhonic, Inc. *                               11,358
  1,311  Inter-Tel, Inc.                                32,119
     68  Intervideo, Inc. *                                748
  1,993  JDA Software Group, Inc. *                     27,982
  3,510  Keane, Inc. *                                  45,735
  2,864  Lawson Software, Inc. *                        16,898
    800  Mantech International Corp. #*                 18,456
  4,430  Manugistics Group, Inc. *                       7,442
  1,100  MAPICS, Inc. *                                 14,003
  1,546  Mapinfo Corp. *                                18,614
  3,489  Micromuse, Inc. *                              15,805
    722  MicroStrategy, Inc. *                          39,183
  2,667  Midway Games, Inc. #*                          27,363
  1,109  MRO Software, Inc. *                           15,559
  2,400  NAVTEQ Corp. *                                104,040
  2,245  NDCHealth Corp.                                35,875
182,203  NetIQ Corp. *                               2,082,580
 23,667  Novell, Inc. #*                               141,055
  1,036  Omnicell, Inc. #*                               7,470
    739  Open Solutions, Inc. *                         14,654
    733  Opnet Technologies, Inc. *                      6,128
  1,609  Packeteer, Inc. *                              24,763
  1,016  PalmSource, Inc. #*                             9,185
 16,442  Parametric Technology Corp. #*                 91,911
    900  PDF Solutions, Inc. #*                         12,600
    573  Pegasystems, Inc. #*                            3,083
  1,764  Per-Se Technologies, Inc. #*                   27,077
  3,800  Pinnacle Systems, Inc. *                       21,242
  1,400  Pixar *                                       136,570
    509  PLATO Learning, Inc. #*                         3,970
  1,871  Progress Software Corp. *                      49,058
    736  QAD, Inc. #                                     6,087
    460  Quality Systems, Inc. #*                       19,476
  2,699  Quest Software, Inc. *                         37,354
    506  Renaissance Learning, Inc. #                    8,663
  3,707  Retek, Inc. *                                  41,593
    700  Salesforce.com, Inc. *                         10,493
  5,411  ScanSoft, Inc. *                               20,129
    504  Schawk, Inc. #                                  9,198
  1,623  Seachange International, Inc. #*               21,018
  3,947  SEI Investments Co.                           142,724
  1,419  Serena Software, Inc. *                        33,715
    764  SPSS, Inc. *                                   13,286
    672  SS&C Technologies, Inc.                        15,322
  5,350  Sybase, Inc. *                                 98,761
    455  SYNNEX Corp. #*                                 7,926
 19,975  Take-Two Interactive Software, Inc. #*        781,022
 57,931  THQ, Inc. #*                                1,630,178
  1,072  TradeStation Group, Inc. #*                     6,475
  2,346  Transaction Systems Architects, Inc. *         54,310
  1,144  Trident Microsystems, Inc. #*                  20,226
    413  Ulticom, Inc. #*                                4,597
  1,203  Ultimate Software Group, Inc. *                19,224
    800  Verint Systems, Inc. #*                        27,952
159,994  Wind River Systems, Inc. #*                 2,412,710
  1,247  Witness Systems, Inc. *                        21,885
                                                   -----------
                                                    15,819,637
                                                   -----------
TELECOMMUNICATIONS  - 2.1%

122,831  3Com Corp. *                                  437,278
114,907  Adaptec, Inc. *                               550,405
 48,400  ADC Telecommunications, Inc. *                 96,316
  3,901  Adtran, Inc.                                   68,814
  4,312  Aeroflex, Inc. *                               40,231
    513  Airspan Networks, Inc. #*                       2,621
  5,967  Alamosa Holdings, Inc. #*                      69,635
    239  Alaska Communications Systems
         Group, Inc. #                                   2,402
 13,255  American Tower Corp. #*                       241,639
  1,469  Anaren, Inc. *                                 17,819
 10,041  Andrew Corp. *                                117,580
  1,735  Anixter International, Inc. *                  62,720
    600  Applied Signal Technology, Inc.                13,740
126,588  Arris Group, Inc. #*                          874,723
  2,132  Aspect Communications Corp. *                  22,194
     41  Atheros Communications, Inc. #*                   421
  1,030  Audiovox Corp. #*                              13,122
  4,141  Avanex Corp. #*                                 5,383
  1,050  Black Box Corp.                                39,281
  1,040  Boston Communications Group #*                  7,405
  2,384  Broadwing Corp. *                               9,870
  2,433  C-COR.net Corp. #*                             14,793
  1,202  Carrier Access Corp. #*                         7,164
    354  Centennial Communications Corp. *               3,841
 32,086  Ciena Corp. *                                  55,188
247,592  Cincinnati Bell, Inc. #*                    1,052,266
 20,335  Citizens Communications Co.                   263,135
  1,396  Commonwealth Telephone Enterprises,
         Inc. *                                         65,807
  3,597  CommScope, Inc. #*                             53,811
    830  Comtech Telecommunications #*                  43,243
 11,733  Comverse Technology, Inc. *                   295,906
 11,824  Crown Castle International Corp. *            189,893
    938  CT Communications, Inc.                         9,877

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                Value
--------------------------------------------       -----------
    797  D&E Communications, Inc.                  $     7,277
  1,824  Ditech Communications Corp. #*                 22,745
  6,830  Dobson Communications Corp. #*                 13,797
  9,000  Eagle Broadband, Inc. *                         3,060
    600  EMS Technologies, Inc. *                        8,160
 14,400  Enterasys Networks, Inc. *                     20,160
  6,634  Extreme Networks *                             39,074
  1,500  FairPoint Communications, Inc. *               23,068
 11,400  Finisar Corp. #*                               14,250
  7,284  Foundry Networks, Inc. *                       72,112
  3,101  General Communication #*                       28,312
    813  Golden Telecom, Inc. #                         20,813
  4,685  Harmonic, Inc. *                               44,789
  8,250  Harris Corp.                                  269,362
  3,600  Hypercom Corp. *                               17,028
  2,739  IDT Corp. *                                    38,894
    800  IDT Corp. Class B #*                           11,832
  3,639  Interdigital Communications Corp. *            55,749
  1,100  Intrado, Inc. *                                13,530
  1,200  Iowa Telecommunications Services,
         Inc.                                           23,400
    147  ITC Deltacom, Inc. *                              116
  1,343  Ixia #*                                        23,892
    724  KVH Industries, Inc. #*                         6,596
 41,967  Level 3 Communications, Inc. #*                86,452
  1,550  Mastec, Inc. #*                                12,726
  6,913  MRV Communications, Inc. #*                    22,329
  1,291  Netgear, Inc. *                                19,481
  1,400  Network Equipment Technologies,
         Inc. *                                          7,882
  2,615  Newport Corp. #*                               37,891
 61,000  Nextel Partners, Inc. *                     1,339,560
  3,500  NII Holdings, Inc. *                          201,250
  2,845  NMS Communications Corp. #*                    12,205
    938  North Pittsburgh Systems, Inc.                 18,540
  1,143  Novatel Wireless, Inc. #*                      12,287
  6,206  Oplink Communications, Inc. *                   9,743
  1,024  Optical Communication Products,
         Inc. *                                          1,782
    922  Paradyne Networks Corp. *                       1,927
  2,797  Plantronics, Inc.                             106,510
  6,125  Polycom, Inc. *                               103,819
  5,960  Powerwave Technologies, Inc. #*                46,130
  4,251  Premiere Global Services, Inc. *               48,121
  2,233  Price Communications Corp. *                   39,078
  4,654  Primus Telecommunications GP #*                 7,307
  3,976  Remec, Inc. #*                                 20,993
 11,565  RF Micro Devices, Inc. *                       60,369
  1,379  SafeNet, Inc. #*                               40,418
  2,949  SBA Communications Corp. #*                    27,013
    321  Shenandoah Telecom Co. #                        9,951
  1,138  Spectralink Corp. #                            16,069
  2,462  Spectrasite, Inc. *                           142,722
  5,706  Stratex Networks, Inc. *                       10,499
    978  SureWest Communications #                      22,553
 10,600  Sycamore Networks, Inc. #*                     37,736
  2,430  Symmetricom, Inc. *                            26,949
  1,100  Syniverse Holdings, Inc.                       15,469
  1,820  Talk America Holdings, Inc. *                  11,739
  3,359  Tekelec *                                      53,542
 27,585  Tellabs, Inc. *                               201,371
  4,776  Terayon Corp. #*                               14,710
 15,500  Terremark Worldwide, Inc. *                    10,075
  2,587  Time Warner Telecom, Inc. #*                   10,270
  1,736  Triton PCS Holdings, Inc. *                     3,854
  4,334  Ubiquitel, Inc. #*                             29,038
  1,000  US Cellular Corp. *                            45,630
  1,523  USA Mobility, Inc. *                           49,345
  5,554  UTStarcom, Inc. #*                             60,816
  1,800  Valor Communications Group, Inc.               26,468
  1,484  Viasat, Inc. *                                 27,736
  1,165  West Corp. *                                   37,280
  2,800  Westell Technologies, Inc. *                   15,428
  5,100  Western Wireless Corp. *                      193,596
  2,140  Wireless Facilities, Inc. #*                   13,375
  2,650  Zhone Technologies, Inc. #*                     6,758
                                                    ----------
                                                     8,903,331
                                                    ----------
TRANSPORTATION  - 4.3%

  2,466  Alexander & Baldwin, Inc.                     101,599
    670  Amerco, Inc. #*                                31,021
  1,434  Arkansas Best Corp.                            54,177
     74  Central Freight Lines, Inc. #*                    263
 91,727  CH Robinson Worldwide, Inc. #               4,726,692
  3,101  CNF, Inc.                                     145,096
    241  Covenant Transport, Inc. *                      4,242
  2,102  EGL, Inc. *                                    47,926
118,600  Expeditors International of
         Washington, Inc. #                          6,351,030
  1,367  Florida East Coast Industries #                58,070
  1,281  Forward Air Corp.                              54,545
  2,747  GATX Corp.                                     91,173
  1,200  Genesee & Wyoming, Inc. *                      31,092
    500  Greenbrier Cos, Inc.                           17,545
    728  Gulfmark Offshore, Inc. #*                     18,862
  2,938  Heartland Express, Inc.                        56,263
    547  HUB Group, Inc. *                              34,281
  3,425  JB Hunt Transport Services, Inc.              149,912
  3,755  Kansas City Southern #*                        72,321
 52,791  Kirby Corp. *                               2,218,806
 90,909  Knight Transportation, Inc. #               2,242,725
  6,395  Laidlaw International, Inc. *                 133,016
  3,632  Landstar System, Inc. *                       118,948
    303  Marten Transport Ltd. *                         6,463
  1,121  Offshore Logistics, Inc. *                     37,352
  1,050  Old Dominion Freight Line *                    32,708
  1,734  Overnite Corp.                                 55,471
  1,690  Overseas Shipholding Group                    106,318
  1,371  Pacer International, Inc. *                    32,753
     84  PAM Transportation Services #*                  1,445

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

Shares                                                Value
--------------------------------------------      ------------
  2,128  RailAmerica, Inc. *                      $     26,557
  3,942  Ryder System, Inc.                            164,381
    831  SCS Transportation, Inc. *                     15,448
    497  Seabulk International, Inc. *                  10,333
  1,200  Sirva, Inc. *                                   8,532
  2,582  Swift Transportation Co., Inc. *               57,165
    145  US Xpress Enterprises, Inc. *                   2,371
 13,443  USF Corp.                                     648,759
  3,175  Werner Enterprises, Inc.                       61,690
  2,930  Yellow Roadway Corp. #*                       171,522
                                                  ------------
                                                    18,198,873
                                                  ------------
UTILITIES- ELECTRIC  - 1.8%

  8,229  Allegheny Energy, Inc. #*                     170,011
  6,644  Alliant Energy Corp.                          177,926
 11,959  Aquila, Inc. #*                                45,803
 66,620  Avista Corp.                                1,165,850
  2,093  Black Hills Corp.                              69,216
411,385  Calpine Corp. #*                            1,151,878
 16,800  Centerpoint Energy, Inc.                      202,104
    419  Central Vermont Public Service
         Corp.                                           9,419
    872  CH Energy Group, Inc. #                        39,850
  2,884  Cleco Corp.                                    61,429
 11,600  CMS Energy Corp. #*                           151,264
  7,812  DPL, Inc.                                     195,300
  4,922  Duquesne Light Holdings, Inc. #                88,202
  2,938  El Paso Electric Co. *                         55,822
  1,394  Empire District Electric Co.                   32,424
  9,013  Energy East Corp.                             236,321
  4,664  Great Plains Energy, Inc. #                   142,625
  5,078  Hawaiian Electric Industries #                129,591
  2,501  Idacorp, Inc.                                  70,953
  6,965  MDU Resources Group, Inc.                     192,373
  1,024  MGE Energy, Inc. #                             33,946
  7,900  Northeast Utilities                           152,233
 25,600  NorthWestern Corp.                            675,072
  4,884  NRG Energy, Inc. *                            166,789
  3,310  NSTAR                                         179,733
  5,273  OGE Energy Corp. #                            142,107
  1,511  Otter Tail Corp.                               37,835
 11,349  Pepco Holdings, Inc.                          238,216
  5,632  Pinnacle West Capital Corp.                   239,416
  3,838  PNM Resources, Inc.                           102,398
  6,127  Puget Energy, Inc.                            135,039
 17,744  Reliant Energy, Inc. *                        201,927
  6,817  SCANA Corp.                                   260,546
  6,760  Sierra Pacific Resources #*                    72,670
 11,665  TECO Energy, Inc. #                           182,907
    784  UIL Holdings Corp.                             39,710
  1,947  Unisource Energy Corp.                         60,299
  5,246  Westar Energy, Inc.                           113,523
  7,269  Wisconsin Energy Corp.                        258,050
  2,208  WPS Resources Corp.                           116,847
                                                  ------------
                                                     7,797,624
                                                  ------------
UTILITIES- GAS  - 0.4%

  4,439  AGL Resources, Inc.                           155,054
  4,601  Atmos Energy Corp.                            124,227
    696  Cascade Natural Gas Corp. #                    13,892
  2,176  Energen Corp.                                 144,922
    352  EnergySouth, Inc.                              10,080
  1,250  Laclede Group, Inc.                            36,500
  1,770  New Jersey Resources Corp.                     77,048
  2,755  Nicor, Inc. #                                 102,183
  1,705  Northwest Natural Gas Co. #                    61,670
  6,129  Oneok, Inc.                                   188,896
  2,153  Peoples Energy Corp.                           90,254
  4,810  Piedmont Natural Gas Co. #                    110,822
    896  South Jersey Industries, Inc.                  50,534
  5,336  Southern Union Co. *                          133,987
  1,947  Southwest Gas Corp.                            47,040
  3,032  UGI Corp.                                     137,713
  4,677  Vectren Corp.                                 124,595
  3,155  WGL Holdings, Inc.                             97,679
                                                  ------------
                                                     1,707,096
                                                  ------------
UTILITIES- WATER  - 0.1%

    944  American States Water Co.                      23,883
  5,548  Aqua America, Inc.                            135,149
  1,009  California Water Service Group #               33,670
    440  Connecticut Water Service, Inc. #              10,974
    527  Middlesex Water Co. #                           9,565
    316  Pico Holdings, Inc. #*                          8,188
    439  SJW Corp.                                      15,422
  1,031  Southwest Water Co. #                          10,753
                                                   -----------
                                                       247,604
                                                   -----------
TOTAL COMMON STOCKS
    (Cost $367,502,988)                            409,889,546
                                                   -----------

WARRANTS  - 0.0%

BUSINESS SERVICES & SUPPLIES  - 0.0%

           216  American Banknote Corp.
                0.0%, 10/01/07                               0
                                                  ------------
TOTAL WARRANTS
    (Cost $ 0)                                               0
                                                  ------------

CORPORATE BONDS & NOTES  - 0.0%

        19,000  Mueller Industries, Inc.
                6.000%, 11/01/14                        18,382
                                                  ------------
TOTAL CORPORATE BONDS & NOTES
    (Cost $18,632)                                      18,382
                                                  ------------

U.S. GOVERNMENT & AGENCY
    OBLIGATIONS - 1.4%

U.S. TREASURY BONDS  - 0.0%

                United States Treasury Bonds
           149  5.250% , 11/15/28 (b)                      160
            65  5.500% , 08/15/28 (b)                       71

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2005 (Unaudited) (continued)

           401  6.000%, 02/15/26 (b)                       463
            43  6.250%, 08/15/23 (b)                        51
           146  6.875%, 08/15/25 (b)                       185
             5  8.875%, 02/15/19 (b)                         8
           141  9.125%, 05/15/18 (b)                       206
             6  11.250%, 02/15/15 (b)                        9
                                                  ------------
                                                         1,153
                                                  ------------
U.S. TREASURY NOTES - 1.4%

                United States Treasury Notes
     3,000,000  1.250%, 05/31/05                     2,992,851
     2,800,000  2.000%, 08/31/05                     2,788,187
                                                  ------------
                                                     5,781,038
                                                  ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
    (Cost $5,786,172)                                5,782,191
                                                  ------------

SHORT-TERM INVESTMENTS  - 24.4%

COLLATERAL FOR SECURITIES ON LOAN - 22.2%

    94,245,114  State Street Navigator Securities
                Lending Prime Portfolio
                2.782% (c) (d) (e)                  94,245,114
                                                  ------------
GOVERNMENT & AGENCY SECURITIES  - 0.0%

       115,000  United States Treasury Bills
                2.710%, 06/09/05 (f)                   114,414

$           98  United States Treasury Bills
                2.735%, 06/16/05 (b)              $         97
                                                  ------------
                                                       114,511
                                                  ------------
MUTUAL FUND  - 2.2%

     9,440,169  Goldman Sachs Prime Obligations
                Fund
                2.576% (c)                           9,440,169
                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $103,799,789)                            103,799,794
                                                  ------------
TOTAL INVESTMENTS  - 122.2%
    (Cost $477,107,581) (g)                        519,489,913
                                                  ------------
Liabilities in excess of other assets  - (22.2)%   (94,285,863)
                                                  ------------
TOTAL NET ASSETS  - 100.0%                        $425,204,050
                                                  ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security.

# - Represents security, or portion thereof, on loan as of March 31, 2005.

(a) - Represents a security which is fair-valued.

(b) - Represents security received, in lieu of cash, for securities on loan.

(c) - Rate quoted represents the seven day yield of the Fund.

(d) - Represents security purchased with cash collateral received for securities on loan.

(e) - Represents an affiliated issuer.

(f) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(g) - At March 31, 2005, the aggregate cost of securities for Federal income tax purposes for the Fund was substantially similar to book cost. Aggregate gross unrealized appreciation is $69,035,743 and the aggregate gross unrealized depreciation is $26,653,411, resulting in net unrealized appreciation of $42,382,332.

SECURITY ABBREVIATIONS:

REIT--Real Estate Investment Trust

SMALL COMPANY - DERIVATIVE POI INSERT

FUTURES CONTRACTS:

Number of Contracts
-------------------
   Long Position     Face Value  Underlying Securities  Expiration Date  Notional Cost  Notional Value  Unrealized Depreciation
------------------   ----------  ---------------------  ---------------  -------------  --------------  -----------------------
        11             1,100     S&P Midcap 400 E-Mini      Jun-2005       $ 739,728    $      727,760        $   (11,968)
        11             1,100     Russell 2000 E Mini        Jun-2005         692,153           679,580            (12,573)
                                                                                                              -----------
                                                                                                              $   (24,541)
                                                                                                              ===========

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2005 (Unaudited)

                            Shares                                  Value
                            ------                             ----------------
COMMON STOCKS  - 98.2%

ADVERTISING  - 0.1%

             10,100     Interpublic Group of Cos, Inc. *       $        124,028
              4,375     Omnicom Group                                   387,275
                                                               ----------------
                                                                        511,303
                                                               ----------------
AEROSPACE & DEFENSE  - 1.4%

             41,100     Boeing Co.                                    2,403,585
             26,595     General Dynamics Corp.                        2,846,995
              2,700     Goodrich Corp.                                  103,383
              2,700     L-3 Communications Holdings, Inc.               191,754
             17,142     Lockheed Martin Corp.                         1,046,690
              8,356     Northrop Grumman Corp.                          451,057
             10,500     Raytheon Co.                                    406,350
              4,100     Rockwell Collins, Inc.                          195,119
             34,100     United Technologies Corp.                     3,466,606
                                                               ----------------
                                                                     11,111,539
                                                               ----------------
AIRLINES  - 0.1%

             51,800     Continental Airlines, Inc. Class B *            623,672
              2,500     Delta Air Lines, Inc. *                          10,125
             17,650     Southwest Airlines Co.                          251,336
                                                               ----------------
                                                                        885,133
                                                               ----------------
APPAREL & TEXTILES  - 0.2%

              3,800     Cintas Corp.                                    156,978
              4,400     Coach, Inc. *                                   249,172
              2,700     Jones Apparel Group, Inc.                        90,423
              2,500     Liz Claiborne, Inc.                             100,325
              5,300     Nike, Inc. Class B                              441,543
              1,300     Reebok International, Ltd.                       57,590
              2,600     VF Corp.                                        153,764
                                                               ----------------
                                                                      1,249,795
                                                               ----------------
AUTOMOTIVE  - 0.7%

              1,500     Cooper Tire & Rubber Co.                         27,540
              3,200     Dana Corp.                                       40,928
             13,200     Delphi Corp.                                     59,136
             42,153     Ford Motor Co.                                  477,593
             13,174     General Motors Corp.                            387,184
              4,400     Goodyear Tire & Rubber Co. *                     58,740
             20,500     Johnson Controls, Inc.                        1,143,080
             46,900     Lear Corp.                                    2,080,484
              1,700     Navistar International Corp. *                   61,880
              4,000     Paccar, Inc.                                    289,560
             27,700     TRW Automotive Holdings Corp. *                 538,211
              3,286     Visteon Corp.                                    18,763
                                                               ----------------
                                                                      5,183,099
                                                               ----------------
BANKING  - 7.1%

              8,300     AmSouth Bancorp                                 215,385
            374,166     Bank of America Corp.                        16,500,721
             18,100     Bank of New York Co., Inc.                      525,805
             12,715     BB&T Corp.                                      496,902
             13,100     City National Corp.                             914,642
             32,400     Comerica, Inc.                                1,784,592
              2,700     Compass Bancshares, Inc.                        122,580
             12,091     Fifth Third Bancorp                             519,671
              2,900     First Horizon National Corp.                    118,291
            214,700     Hibernia Corp.                                6,872,547
              5,360     Huntington Bancshares, Inc.                     128,104
              9,300     Keycorp                                         301,785
              2,300     M&T Bank Corp.                                  234,738
              5,000     Marshall & Ilsley Corp.                         208,750
              9,800     Mellon Financial Corp.                          279,692
             13,760     National City Corp.                             460,960
             10,700     North Fork Bancorporation, Inc.                 296,818
             95,400     Northern Trust Corp.                          4,144,176
              6,600     PNC Financial Services Group, Inc.              339,768
             10,752     Regions Financial Corp.                         348,365
              7,800     State Street Corp.                              341,016
              7,900     SunTrust Banks, Inc.                            569,353
              7,200     Synovus Financial Corp.                         200,592
             36,700     UBS AG                                        3,097,480
             77,600     UnionBanCal Corp.                             4,753,000
             43,045     US Bancorp                                    1,240,557
             36,875     Wachovia Corp.                                1,877,306
             99,803     Wells Fargo & Co.                             5,968,219
             26,400     Zions Bancorporation                          1,822,128
                                                               ----------------
                                                                     54,683,943
                                                               ----------------
BIOTECHNOLOGY  - 2.4%

            139,357     Amgen, Inc. *                                 8,111,971
             57,958     Biogen Idec, Inc. *                           2,000,130
              3,400     Chiron Corp. *                                  119,204
            113,300     Genentech, Inc. *                             6,413,913
             27,300     Genzyme Corp. *                               1,562,652
              5,600     Medimmune, Inc. *                               133,336
              1,100     Millipore Corp. *                                47,740
                                                               ----------------
                                                                     18,388,946
                                                               ----------------
BUILDING & CONSTRUCTION  - 0.4%

              4,200     American Standard Cos, Inc.                     195,216
              2,900     Centex Corp.                                    166,083
              1,900     Fluor Corp.                                     105,317
              1,000     KB Home                                         117,460
             35,800     Lennar Corp.                                  2,029,144
             10,300     Masco Corp.                                     357,101
              2,900     Pulte Homes, Inc.                               213,527
              2,400     Vulcan Materials Co.                            136,392
                                                               ----------------
                                                                      3,320,240
                                                               ----------------
BUSINESS SERVICES & SUPPLIES  - 0.2%

              5,400     Pitney Bowes, Inc.                              243,648
             73,500     Xerox Corp. *                                 1,113,525
                                                               ----------------
                                                                      1,357,173
                                                               ----------------
CHEMICALS  - 1.5%

              5,200     Air Products & Chemicals, Inc.                  329,108
              1,500     Ashland, Inc.                                   101,205
             66,249     Dow Chemical Co.                              3,302,513

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                            Shares                                       Value
                            ------                                 -----------------
              1,900     Eastman Chemical Co.                       $         112,100
              5,800     Ecolab, Inc.                                         191,690
             74,900     EI Du Pont de Nemours & Co.                        3,837,876
              2,900     Engelhard Corp.                                       87,087
              1,200     Great Lakes Chemical Corp.                            38,544
              3,000     Hercules, Inc. *                                      43,440
              2,100     International Flavors & Fragrances, Inc.              82,950
              4,000     PPG Industries, Inc.                                 286,080
              7,400     Praxair, Inc.                                        354,164
             45,800     Rohm & Haas Co.                                    2,198,400
              3,100     Sherwin-Williams Co.                                 136,369
              1,600     Sigma-Aldrich Corp.                                   98,000
                                                                   -----------------
                                                                          11,199,526
                                                                   -----------------
COMMERCIAL SERVICES  - 0.6%

              3,900     Apollo Group, Inc. *                                 288,834
             50,700     Cendant Corp.                                      1,041,378
              3,400     Convergys Corp. *                                     50,762
              2,900     Equifax, Inc.                                         89,001
              3,800     H&R Block, Inc.                                      192,204
             61,406     McKesson Corp.                                     2,318,076
              3,300     Moody's Corp.                                        266,838
              8,600     Paychex, Inc.                                        282,252
              3,700     Robert Half International, Inc.                       99,752
              4,800     RR Donnelley & Sons Co.                              151,776
                                                                   -----------------
                                                                           4,780,873
                                                                   -----------------
COMPUTERS & INFORMATION  - 4.6%

              3,000     Affiliated Computer Services, Inc. *                 159,720
             19,000     Apple Computer, Inc. *                               791,730
             52,500     BISYS Group, Inc. *                                  823,200
              4,400     Computer Sciences Corp. *                            201,740
            262,287     Dell, Inc. *                                      10,077,067
             12,000     Electronic Data Systems Corp.                        248,040
            332,548     EMC Corp. *                                        4,096,991
              7,600     Gateway, Inc. *                                       30,628
            198,845     Hewlett-Packard Co.                                4,362,659
            131,473     International Business Machines Corp. *           12,014,003
              3,000     Lexmark International, Inc. *                        239,910
              4,400     NCR Corp. *                                          148,456
             72,600     Network Appliance, Inc. *                          2,008,116
             78,500     Sun Microsystems, Inc. *                             317,140
              6,600     Sungard Data Systems, Inc. *                         227,700
              7,118     Unisys Corp. *                                        50,253
                                                                   -----------------
                                                                          35,797,353
                                                                   -----------------
CONTAINERS & PACKAGING  - 0.1%

              2,400     Ball Corp.                                            99,552
              2,500     Bemis Co.                                             77,800
              3,400     Pactiv Corp. *                                        79,390
             12,200     Sealed Air Corp. *                                   633,668
                                                                   -----------------
                                                                             890,410
                                                                   -----------------
COSMETICS & PERSONAL CARE  - 3.4%

             22,350     Alberto-Culver Co.                                 1,069,671
             10,800     Avon Products, Inc.                                  463,752
             89,800     Colgate-Palmolive Co.                              4,684,866
            230,400     Gillette Co.                                      11,630,592
             11,100     Kimberly-Clark Corp.                                 729,603
            144,790     Procter & Gamble Co.                               7,673,870
                                                                   -----------------
                                                                          26,252,354
                                                                   -----------------
DISTRIBUTION & WHOLESALE  - 0.0%

              3,900     Genuine Parts Co.                                    169,611
              2,100     WW Grainger, Inc.                                    130,767
                                                                   -----------------
                                                                             300,378
                                                                   -----------------
DIVERSIFIED FINANCIAL SERVICES  - 8.0%

            155,600     American Express Co.                               7,993,172
              2,600     Bear Stearns Cos, Inc.                               259,740
             32,373     Capital One Financial Corp.                        2,420,529
             26,700     Charles Schwab Corp.                                 280,617
              4,900     CIT Group, Inc.                                      186,200
            121,417     Citigroup, Inc.                                    5,456,480
             64,096     Countrywide Financial Corp.                        2,080,556
              8,800     E*Trade Financial Corp. *                            105,600
            101,552     Federal Home Loan Mortgage Corp.                   6,418,086
             22,524     Federal National Mortgage Association              1,226,432
              2,200     Federated Investors, Inc. Class B                     62,282
             32,000     Franklin Resources, Inc.                           2,196,800
            107,923     Goldman Sachs Group, Inc.                         11,870,451
              5,000     Janus Capital Group, Inc.                             69,750
            148,820     JPMorgan Chase & Co.                               5,149,172
             55,700     Legg Mason, Inc.                                   4,352,398
              6,400     Lehman Brothers Holdings, Inc.                       602,624
             29,367     MBNA Corp.                                           720,960
            144,990     Merrill Lynch & Co., Inc.                          8,206,434
             25,831     Morgan Stanley                                     1,478,825
              6,400     Providian Financial Corp. *                          109,824
             10,000     SLM Corp.                                            498,400
              2,800     T Rowe Price Group, Inc.                             166,264
                                                                   -----------------
                                                                          61,911,596
                                                                   -----------------
ELECTRICAL EQUIPMENT  - 0.1%

              4,300     American Power Conversion Corp.                      112,273
              9,762     Emerson Electric Co.                                 633,847
              4,300     Molex, Inc.                                          113,348
                                                                   -----------------
                                                                             859,468
                                                                   -----------------
ELECTRONICS  - 0.3%

             10,066     Agilent Technologies, Inc. *                         223,465
              4,400     Applera Corp. - Applied Biosystems Group              86,856
              2,600     Fisher Scientific International *                    147,992
              4,300     Jabil Circuit, Inc. *                                122,636
              2,700     Parker Hannifin Corp.                                164,484

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                            Shares                                       Value
                            ------                                 -----------------
              3,000     PerkinElmer, Inc.                          $          61,890
             11,100     Sanmina-SCI Corp. *                                   57,942
             21,900     Solectron Corp. *                                     75,993
              5,750     Symbol Technologies, Inc.                             83,318
             29,500     Tektronix, Inc.                                      723,635
              3,900     Thermo Electron Corp. *                               98,631
              2,800     Waters Corp. *                                       100,212
                                                                   -----------------
                                                                           1,947,054
                                                                   -----------------
ENTERTAINMENT & LEISURE  - 0.2%

              2,100     Brunswick Corp.                                       98,385
             12,200     Carnival Corp.                                       632,082
              6,800     Harley-Davidson, Inc.                                392,768
              3,800     Hasbro, Inc.                                          77,710
              8,068     International Game Technology                        215,093
              9,300     Mattel, Inc.                                         198,555
              3,200     Sabre Holdings Corp.                                  70,016
                                                                   -----------------
                                                                           1,684,609
                                                                   -----------------
ENVIRONMENTAL SERVICES  - 0.1%

              7,112     Allied Waste Industries, Inc. *                       51,989
             13,198     Waste Management, Inc.                               380,762
                                                                   -----------------
                                                                             432,751
                                                                   -----------------
FOOD, BEVERAGE & TOBACCO  - 4.4%

              8,453     Albertson's, Inc.                                    174,554
            151,191     Altria Group, Inc.                                 9,886,379
             17,952     Anheuser-Busch Cos., Inc.                            850,745
             15,145     Archer-Daniels-Midland Co.                           372,264
              2,100     Brown-Forman Corp. Class B                           114,975
              7,600     Campbell Soup Co.                                    220,552
             98,517     Coca-Cola Co.                                      4,105,203
              8,200     Coca-Cola Enterprises, Inc.                          168,264
             11,690     ConAgra Foods, Inc.                                  315,864
             38,200     Constellation Brands, Inc. *                       2,019,634
              8,371     General Mills, Inc.                                  411,435
              5,100     Hershey Foods Corp.                                  308,346
              8,100     HJ Heinz Co.                                         298,404
              8,173     Kellogg Co.                                          353,646
             16,585     Kroger Co. *                                         265,858
              3,300     McCormick & Co., Inc.                                113,619
              1,900     Molson Coors Brewing Co. Class B                     146,623
              6,211     Monsanto Co.                                         400,610
              4,600     Pepsi Bottling Group, Inc.                           128,110
            139,199     PepsiCo, Inc.                                      7,381,723
              2,700     Reynolds American, Inc.                              217,593
             10,500     Safeway, Inc. *                                      194,565
             17,970     Sara Lee Corp.                                       398,215
              3,200     Supervalu, Inc.                                      106,720
             14,800     Sysco Corp.                                          529,840
              3,700     UST, Inc.                                            191,290
             68,310     WM Wrigley Jr Co.                                  4,479,087
                                                                   -----------------
                                                                          34,154,118
                                                                   -----------------
FOREST PRODUCTS & PAPER  - 0.6%

             52,500     Bowater, Inc.                                      1,977,675
              5,961     Georgia-Pacific Corp.                                211,556
             11,394     International Paper Co.                              419,185
              2,500     Louisiana-Pacific Corp.                               62,850
              4,552     MeadWestvaco Corp.                                   144,845
              4,100     Plum Creek Timber Co., Inc.                          146,370
              1,300     Temple-Inland, Inc.                                   94,315
             25,700     Weyerhaeuser Co.                                   1,760,450
                                                                   -----------------
                                                                           4,817,246
                                                                   -----------------
HEALTH CARE  - 5.7%

              6,800     Aetna, Inc.                                          509,660
              1,200     Bausch & Lomb, Inc.                                   87,960
             14,397     Baxter International, Inc.                           489,210
              5,827     Becton Dickinson & Co.                               340,413
              5,900     Biomet, Inc.                                         214,170
             17,633     Boston Scientific Corp. *                            516,471
              2,400     CR Bard, Inc.                                        163,392
              7,500     Guidant Corp.                                        554,250
             44,900     HCA, Inc.                                          2,405,293
              5,400     Health Management Associates, Inc.                   141,372
              3,800     Humana, Inc. *                                       121,372
            246,052     Johnson & Johnson                                 16,524,852
              3,100     Laboratory Corp. of America Holdings *               149,420
              2,000     Manor Care, Inc.                                      72,720
             28,090     Medtronic, Inc.                                    1,431,186
              2,348     Quest Diagnostics                                    246,845
             56,100     St Jude Medical, Inc. *                            2,019,600
             71,593     Stryker Corp.                                      3,193,764
             11,000     Tenet Healthcare Corp. *                             126,830
             94,208     UnitedHealth Group, Inc.                           8,985,559
             43,400     WellPoint, Inc. *                                  5,440,190
              5,651     Zimmer Holdings, Inc. *                              439,704
                                                                   -----------------
                                                                          44,174,233
                                                                   -----------------
HOTELS & RESTAURANTS  - 0.7%

              3,750     Darden Restaurants, Inc.                             115,050
              2,600     Harrah's Entertainment, Inc.                         167,908
              8,900     Hilton Hotels Corp.                                  198,915
              4,700     Marriott International, Inc.                         314,242
            120,600     McDonald's Corp.                                   3,755,484
              9,200     Starbucks Corp. *                                    475,272
              4,900     Starwood Hotels & Resorts Worldwide,
                        Inc.                                                 294,147
              2,600     Wendy's International, Inc.                          101,504
              6,747     Yum! Brands, Inc.                                    349,562
                                                                   -----------------
                                                                           5,772,084
                                                                   -----------------
HOUSEHOLD PRODUCTS  - 0.1%

              2,500     Avery Dennison Corp.                                 154,825
              3,600     Clorox Co.                                           226,764
              3,400     Fortune Brands, Inc.                                 274,142
              4,200     Leggett & Platt, Inc.                                121,296
              1,500     Maytag Corp.                                          20,955
              6,100     Newell Rubbermaid, Inc.                              133,834

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                            Shares                                       Value
                            ------                                 -----------------
              1,500     Whirlpool Corp.                            $         101,595
                                                                   -----------------
                                                                           1,033,411
                                                                   -----------------
INDUSTRIAL MACHINERY  - 0.7%

              1,800     Black & Decker Corp.                                 142,182
              7,923     Caterpillar, Inc.                                    724,479
              1,100     Cummins, Inc.                                         77,385
             18,700     Deere & Co.                                        1,255,331
             61,400     Graco, Inc.                                        2,478,104
              4,200     Rockwell Automation, Inc.                            237,888
              1,400     Snap-On, Inc.                                         44,506
              2,000     Stanley Works                                         90,540
                                                                   -----------------
                                                                           5,050,415
                                                                   -----------------
INSURANCE  - 3.6%

              6,473     ACE, Ltd.                                            267,141
             11,565     Aflac, Inc.                                          430,912
             15,800     Allstate Corp.                                       854,148
              2,500     AMBAC Financial Group, Inc.                          186,875
            172,490     American International Group, Inc.                 9,557,671
              7,400     AON Corp.                                            169,016
              4,419     Chubb Corp.                                          350,294
              3,100     Cigna Corp.                                          276,830
              3,870     Cincinnati Financial Corp.                           168,771
              6,861     Hartford Financial Services Group, Inc.              470,390
              3,200     Jefferson-Pilot Corp.                                156,960
              4,012     Lincoln National Corp.                               181,101
              3,700     Loews Corp.                                          272,098
             12,100     Marsh & McLennan Cos, Inc.                           368,082
             86,568     MBIA, Inc.                                         4,525,775
             17,100     Metlife, Inc.                                        668,610
              2,300     MGIC Investment Corp.                                141,841
              7,077     Principal Financial Group                            272,394
              4,700     Progressive Corp.                                    431,272
             54,772     Prudential Financial, Inc.                         3,143,913
              3,000     Safeco Corp.                                         146,130
             79,477     St Paul Travelers Cos, Inc.                        2,919,190
              2,500     Torchmark Corp.                                      130,500
             63,755     UnumProvident Corp.                                1,085,110
              3,200     XL Capital, Ltd.                                     231,584
                                                                   -----------------
                                                                          27,406,608
                                                                   -----------------
INTERNET SERVICES & APPLICATIONS  - 1.4%

            103,112     eBay, Inc. *                                       3,841,953
             10,500     Google, Inc. *                                     1,895,355
              2,900     Monster Worldwide, Inc. *                             81,345
             16,396     Symantec Corp. *                                     349,727
            142,551     Yahoo!, Inc. *                                     4,832,479
                                                                   -----------------
                                                                          11,000,859
                                                                   -----------------
MANUFACTURING  - 6.3%

            107,484     3M Co.                                             9,210,304
              2,200     Cooper Industries, Ltd.                              157,344
              6,400     Danaher Corp.                                        341,824
              4,700     Dover Corp.                                          177,613
              6,500     Eastman Kodak Co.                                    211,575
              3,600     Eaton Corp.                                          235,440
            730,400     General Electric Co.                              26,338,224
             19,700     Honeywell International, Inc.                        733,037
              6,400     Illinois Tool Works, Inc.                            572,992
             25,100     Ingersoll-Rand Co.                                 1,999,215
              2,200     ITT Industries, Inc.                                 198,528
              3,000     Pall Corp.                                            81,360
              3,200     Textron, Inc.                                        238,784
            240,067     Tyco International, Ltd.                           8,114,264
                                                                   -----------------
                                                                          48,610,504
                                                                   -----------------
METALS & MINING  - 0.6%

             82,207     Alcoa, Inc.                                        2,498,271
              2,300     Allegheny Technologies, Inc. *                        55,453
              4,200     Freeport-McMoRan Copper & Gold, Inc.
                        Class B                                              166,362
             10,300     Newmont Mining Corp.                                 435,175
              3,600     Nucor Corp.                                          207,216
              2,200     Phelps Dodge Corp.                                   223,806
              7,000     Precision Castparts Corp.                            539,070
              2,700     United States Steel Corp.                            137,295
                                                                   -----------------
                                                                           4,262,648
                                                                   -----------------
MULTIMEDIA  - 4.4%

             12,200     Clear Channel Communications, Inc.                   420,534
             63,523     Comcast Corp. *                                    2,145,807
             68,100     Comcast Corp. Special Class A *                    2,274,540
              1,700     Dow Jones & Co., Inc.                                 63,529
             22,100     EW Scripps Co.                                     1,077,375
              5,800     Gannett Co., Inc.                                    458,664
              1,700     Knight-Ridder, Inc.                                  114,325
            116,320     Liberty Media Corp. *                              1,206,239
             14,100     McGraw-Hill Cos, Inc.                              1,230,225
              1,000     Meredith Corp.                                        46,750
              3,400     New York Times Co.                                   124,372
             67,200     News Corp.                                         1,137,024
            191,300     Sirius Satellite Radio, Inc. *                     1,075,106
            679,382     Time Warner, Inc. *                               11,923,154
              7,320     Tribune Co.                                          291,848
              7,300     Univision Communications, Inc. *                     202,137
            125,207     Viacom, Inc. Class B                               4,360,960
            209,100     Walt Disney Co.                                    6,007,443
                                                                   -----------------
                                                                          34,160,032
                                                                   -----------------
OIL & GAS  - 9.7%

              2,100     Amerada Hess Corp.                                   202,041
              5,637     Anadarko Petroleum Corp.                             428,976
              7,480     Apache Corp.                                         458,000
              7,764     Baker Hughes, Inc.                                   345,420
              3,800     BJ Services Co.                                      197,144
              9,000     Burlington Resources, Inc.                           450,630
             48,893     ChevronTexaco Corp.                                2,850,951
             91,932     ConocoPhillips                                     9,913,947
             11,000     Devon Energy Corp.                                   525,250

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                            Shares                                       Value
                            ------                                 -----------------
              7,900     Dynegy, Inc. *                             $          30,889
             14,321     El Paso Corp.                                        151,516
             51,500     ENSCO International, Inc.                          1,939,490
              5,600     EOG Resources, Inc.                                  272,944
            448,670     Exxon Mobil Corp.                                 26,740,732
             92,900     Halliburton Co.                                    4,017,925
              3,800     Kerr-McGee Corp.                                     297,654
              2,827     Kinder Morgan, Inc.                                  214,004
              8,000     Marathon Oil Corp.                                   375,360
              3,400     Nabors Industries, Ltd. *                            201,076
              3,800     National-Oilwell Varco, Inc. *                       177,460
              3,100     Noble Corp.                                          174,251
              7,600     Noble Energy, Inc.                                   516,952
             78,156     Occidental Petroleum Corp.                         5,562,362
             89,400     Petro-Canada                                       5,172,684
             65,100     Pride International, Inc. *                        1,617,084
              2,600     Rowan Cos., Inc.                                      77,818
             64,900     Schlumberger, Ltd.                                 4,574,152
              1,700     Sunoco, Inc.                                         175,984
              7,300     Transocean, Inc. *                                   375,658
              6,300     Unocal Corp.                                         388,647
              6,000     Valero Energy Corp.                                  439,620
             54,000     Weatherford International Ltd. *                   3,128,760
             19,000     Western Gas Resources, Inc.                          654,550
            100,600     Williams Cos, Inc.                                 1,892,286
              8,033     XTO Energy, Inc.                                     263,804
                                                                   -----------------
                                                                          74,806,021
                                                                   -----------------
PHARMACEUTICALS  - 5.1%

             82,865     Abbott Laboratories                                3,863,166
              3,048     Allergan, Inc.                                       211,745
              2,466     AmerisourceBergen Corp.                              141,277
             45,358     Bristol-Myers Squibb Co.                           1,154,815
             10,072     Cardinal Health, Inc.                                562,018
             10,454     Caremark Rx, Inc. *                                  415,860
            138,146     Eli Lilly & Co.                                    7,197,407
              1,700     Express Scripts, Inc. *                              148,223
              8,300     Forest Laboratories, Inc. *                          306,685
            127,500     Gilead Sciences, Inc. *                            4,564,500
              3,635     Hospira, Inc. *                                      117,301
             70,366     King Pharmaceuticals, Inc. *                         584,741
              6,398     Medco Health Solutions, Inc. *                       317,149
             51,294     Merck & Co., Inc.                                  1,660,387
              6,000     Mylan Laboratories                                   106,320
            476,274     Pfizer, Inc.                                      12,511,718
            182,324     Schering-Plough Corp.                              3,309,181
             31,100     Watson Pharmaceuticals, Inc. *                       955,703
             31,064     Wyeth                                              1,310,279
                                                                   -----------------
                                                                          39,438,475
                                                                   -----------------
REAL ESTATE  - 1.1%

              2,200     Apartment Investment & Management Co.
                        REIT                                                  81,840
              4,600     Archstone-Smith Trust REIT                           156,906
              9,400     Equity Office Properties Trust REIT                  283,222
              6,598     Equity Residential REIT                              212,522
            106,230     General Growth Properties, Inc. REIT               3,622,443
             60,450     Kimco Realty Corp. REIT                            3,258,255
              4,200     Prologis REIT                                        155,820
              5,171     Simon Property Group, Inc. REIT                      313,259
                                                                   -----------------
                                                                           8,084,267
                                                                   -----------------
RETAIL  - 5.7%

             15,500     Abercrombie & Fitch Co.                              887,220
              6,300     Autonation, Inc. *                                   119,322
              1,600     Autozone, Inc. *                                     137,120
             71,300     Bed Bath & Beyond, Inc. *                          2,605,302
              7,300     Best Buy Co., Inc.                                   394,273
              2,700     Big Lots, Inc. *                                      32,454
             13,200     Brinker International, Inc. *                        478,104
              4,700     Circuit City Stores, Inc.                             75,435
             46,321     Costco Wholesale Corp.                             2,046,462
              9,300     CVS Corp.                                            489,366
              2,000     Dillard's, Inc.                                       53,800
              7,650     Dollar General Corp.                                 167,611
              3,700     Family Dollar Stores, Inc.                           112,332
              3,900     Federated Department Stores                          248,196
             20,200     Foot Locker, Inc.                                    591,860
             17,068     Gap, Inc.                                            372,765
            162,812     Home Depot, Inc.                                   6,225,931
              6,600     JC Penney Co., Inc.                                  342,672
              7,700     Kohl's Corp. *                                       397,551
            115,800     Lowe's Cos, Inc.                                   6,611,022
              9,272     Ltd Brands                                           225,310
              6,800     May Department Stores Co.                            251,736
             89,100     Michaels Stores, Inc.                              3,234,330
              3,300     Nordstrom, Inc.                                      182,754
              7,300     Office Depot, Inc. *                                 161,914
              2,000     OfficeMax, Inc.                                       67,000
              3,600     RadioShack Corp.                                      88,200
              2,328     Sears Holdings Corp. *                               310,020
             11,500     Staples, Inc.                                        361,445
            100,325     Target Corp.                                       5,018,256
              3,382     Tiffany & Co.                                        116,747
             11,000     TJX Cos, Inc.                                        270,930
              5,000     Toys "R" Us, Inc. *                                  128,800
            198,165     Wal-Mart Stores, Inc.                              9,930,048
             23,700     Walgreen Co.                                       1,052,754
                                                                   -----------------
                                                                          43,789,042
                                                                   -----------------
SAVINGS & LOAN  - 0.8%

             87,122     Golden West Financial Corp.                        5,270,881
              8,700     Sovereign Bancorp, Inc.                              192,792
             20,276     Washington Mutual, Inc.                              800,902
                                                                   -----------------
                                                                           6,264,575
                                                                   -----------------
SEMICONDUCTORS  - 3.3%

              9,083     Advanced Micro Devices, Inc. *                       146,418
              8,400     Altera Corp. *                                       166,152
              8,500     Analog Devices, Inc.                                 307,190
            106,761     Applied Materials, Inc.                            1,734,866

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                            Shares                                       Value
                            ------                                 -----------------
              6,700     Applied Micro Circuits Corp. *             $          22,043
              7,400     Broadcom Corp. *                                     221,408
              9,307     Freescale Semiconductor, Inc. Class B *              160,546
            582,735     Intel Corp.                                       13,536,934
              4,500     Kla-Tencor Corp.                                     207,045
              7,100     Linear Technology Corp.                              272,001
              8,100     LSI Logic Corp. *                                     45,279
              7,600     Maxim Integrated Products, Inc.                      310,612
             14,400     Micron Technology, Inc. *                            148,896
              8,300     National Semiconductor Corp.                         171,063
              3,500     Novellus Systems, Inc. *                              93,555
              4,000     Nvidia Corp. *                                        95,040
              3,800     PMC - Sierra, Inc. *                                  33,440
              2,000     QLogic Corp. *                                        81,000
              4,118     Teradyne, Inc. *                                      60,123
            294,008     Texas Instruments, Inc.                            7,494,264
              7,900     Xilinx, Inc.                                         230,917
                                                                   -----------------
                                                                          25,538,792
                                                                   -----------------
SOFTWARE  - 3.2%

              5,700     Adobe Systems, Inc.                                  382,869
              5,200     Autodesk, Inc.                                       154,752
             13,400     Automatic Data Processing, Inc.                      602,330
              4,800     BMC Software, Inc. *                                  72,000
              4,000     Citrix Systems, Inc. *                                95,280
             12,400     Computer Associates International, Inc.              336,040
              8,000     Compuware Corp. *                                     57,600
             29,200     Electronic Arts, Inc. *                            1,511,976
             53,378     First Data Corp.                                   2,098,289
              4,600     Fiserv, Inc. *                                       183,080
              5,423     IMS Health, Inc.                                     132,267
              4,300     Intuit, Inc. *                                       188,211
              1,800     Mercury Interactive Corp. *                           85,284
            698,120     Microsoft Corp.                                   16,873,561
              7,700     Novell, Inc. *                                        45,892
            104,459     Oracle Corp. *                                     1,303,648
              6,700     Parametric Technology Corp. *                         37,453
             11,200     Siebel Systems, Inc. *                               102,256
              9,772     Veritas Software Corp. *                             226,906
                                                                   -----------------
                                                                          24,489,694
                                                                   -----------------
TELECOMMUNICATIONS  - 5.2%

             15,500     ADC Telecommunications, Inc. *                        30,845
              7,000     Alltel Corp.                                         383,950
              3,500     Andrew Corp. *                                        40,985
             93,452     AT&T Corp.                                         1,752,225
             11,141     Avaya, Inc. *                                        130,127
             42,568     BellSouth Corp.                                    1,119,113
              3,000     CenturyTel, Inc.                                      98,520
             13,700     Ciena Corp. *                                         23,564
            594,619     Cisco Systems, Inc. *                             10,637,734
            205,800     Citizens Communications Co.                        2,663,052
              4,300     Comverse Technology, Inc. *                          108,446
             76,000     Corning, Inc. *                                      845,880
             30,600     JDS Uniphase Corp. *                                  51,102
             59,300     Juniper Networks, Inc. *                           1,308,158
            101,068     Lucent Technologies, Inc. *                          277,937
            260,800     Motorola, Inc.                                     3,904,176
            111,455     Nextel Communications, Inc. *                      3,167,551
            114,653     Qualcomm, Inc.                                     4,202,032
             42,158     Qwest Communications International *                 155,985
             76,754     SBC Communications, Inc.                           1,818,302
             15,700     Scientific-Atlanta, Inc.                             443,054
             34,350     Sprint Corp.-FON Group                               781,462
             11,100     Tellabs, Inc. *                                       81,030
            161,870     Verizon Communications, Inc.                       5,746,385
                                                                   -----------------
                                                                          39,771,615
                                                                   -----------------
TRANSPORTATION  - 0.9%

              8,812     Burlington Northern Santa Fe Corp.                   475,231
             29,400     Canadian National Railway Co.                      1,861,314
             23,100     CNF, Inc.                                          1,080,849
              5,000     CSX Corp.                                            208,250
              7,000     FedEx Corp.                                          657,650
              9,300     Norfolk Southern Corp.                               344,565
              1,600     Ryder System, Inc.                                    66,720
              6,100     Union Pacific Corp.                                  425,170
             25,987     United Parcel Service, Inc. Class B                1,890,294
                                                                   -----------------
                                                                           7,010,043
                                                                   -----------------
UTILITIES- ELECTRIC  - 3.1%

             15,100     AES Corp. *                                          247,338
              3,400     Allegheny Energy, Inc. *                              70,244
              4,500     Ameren Corp.                                         220,545
              9,000     American Electric Power Co., Inc.                    306,540
             11,400     Calpine Corp. *                                       31,920
              7,200     Centerpoint Energy, Inc.                              86,616
              4,500     Cinergy Corp.                                        182,340
              4,800     CMS Energy Corp. *                                    62,592
              5,600     Consolidated Edison, Inc.                            236,208
             16,300     Constellation Energy Group, Inc.                     842,710
              7,900     Dominion Resources, Inc.                             587,997
              4,063     DTE Energy Co.                                       184,785
             21,710     Duke Energy Corp.                                    608,097
              7,600     Edison International                                 263,872
             38,500     Entergy Corp.                                      2,720,410
            111,174     Exelon Corp.                                       5,101,775
              7,693     FirstEnergy Corp.                                    322,721
              9,100     FPL Group, Inc.                                      365,365
             69,300     MDU Resources Group, Inc.                          1,914,066
              6,384     NiSource, Inc.                                       145,491
             86,400     PG&E Corp.                                         2,946,240
              2,000     Pinnacle West Capital Corp.                           85,020
              4,355     PPL Corp.                                            235,127
              5,719     Progress Energy, Inc.                                239,912
              5,400     Public Service Enterprise Group, Inc.                293,706
             17,300     Southern Co.                                         550,659

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2005 (Unaudited) (continued)

                            Shares                                       Value
                            ------                                 -----------------
              4,800     TECO Energy, Inc.                          $          75,264
             55,366     TXU Corp.                                          4,408,795
              9,360     Xcel Energy, Inc.                                    160,805
                                                                   -----------------
                                                                          23,497,160
                                                                   -----------------
UTILITIES- GAS  - 0.1%
              3,700     KeySpan Corp.                                        144,189
              1,000     Nicor, Inc.                                           37,090
                900     Peoples Energy Corp.                                  37,728
              5,500     Sempra Energy                                        219,120
                                                                   -----------------
                                                                             438,127
                                                                   -----------------
TOTAL COMMON STOCKS
     (Cost $698,718,609)                                                 756,317,512
                                                                   -----------------

DEPOSITORY RECEIPTS  - 0.4%

TELECOMMUNICATIONS  - 0.4%

            144,500     Deutsche Telekom AG (ADR) *                        2,884,220
                                                                   -----------------
TOTAL DEPOSITORY RECEIPTS
     (Cost $2,901,586)                                                     2,884,220
                                                                   -----------------

MUTUAL FUND  - 0.2%

EXCHANGE TRADED FUND  - 0.2%

             32,000     iShares Russell 1000 Growth Index Fund             1,499,840
                                                                   -----------------
TOTAL MUTUAL FUND
     (Cost $1,526,680)                                                     1,499,840
                                                                   -----------------

                         Principal
                      Amount or Shares                                    Value
                      ----------------                             -----------------
SHORT-TERM INVESTMENTS  - 1.2%

MUTUAL FUND  - 1.2%

          9,346,640     Goldman Sachs Prime Obligations Fund
                        2.576% (a)                                 $       9,346,640
                                                                   -----------------
GOVERNMENT & AGENCY SECURITIES  - 0.0%
            243,000     United States Treasury Bills
                        2.710%, 06/09/05 (b)                                 241,762
                                                                   -----------------
TOTAL SHORT-TERM INVESTMENTS
     (Cost $9,588,392)                                                     9,588,402
                                                                   -----------------
TOTAL INVESTMENTS  - 100.0%
     (Cost $712,735,267) (c)                                             770,289,974
                                                                   -----------------
Assets in excess of other liabilities  - 0.0%                                 51,649
                                                                   -----------------
TOTAL NET ASSETS  - 100.0%                                               770,341,623
                                                                   =================

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security

(a) - Rate quoted represents the seven day yield of the Fund.

(b) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(c) - At March 31, 2005, the aggregate cost of securities for Federal income tax purposes for the Fund was substantially similar to book cost. Aggregate gross unrealized appreciation is $114,053,773 and the aggregate gross unrealized depreciation is $56,499,066, resulting in net unrealized appreciation of $57,554,707.

SECURITY ABBREVIATIONS:

ADR -- American Depository Receipt

LARGE COMPANY - DERIVATIVE POI INSERT

FUTURES CONTRACTS:

  Number of
  Contracts
-------------                                                                                      Unrealized
Long Position  Face Value  Underlying Securities  Expiration Date  Notional Cost  Notional Value  Depreciation
-------------  ----------  ---------------------  ---------------  -------------  --------------  ------------
     15             3,750  S&P 500 Index              Jun-2005     $   4,536,548  $    4,439,625  $   (96,923)
     34             1,700  S&P Mini 500 Index         Jun-2005         2,023,927       2,012,630  $   (11,297)
                                                                                                  -----------
                                                                                                  $  (108,220)
                                                                                                  ===========

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited)

Principal
 Amount                                                 Value
-------------------------------------------------   ------------
FOREIGN OBLIGATIONS  - 5.1%

CORPORATE DEBT  - 3.7%

       125,000   Abitibi-Consolidated, Inc.
                 Yankee-Dollar
                 8.850% , 08/01/30                  $    117,188
        50,000   ABN Amro Bank NV
                 4.650% , 06/04/18                        46,846
        40,000   ACE Ltd. Yankee-Dollar
                 6.000% , 04/01/07                        40,961
        50,000   Ainsworth Lumber Co., Ltd.
                 7.250% , 10/01/12 (a)                    49,000
        30,000   Alberta Energy Co. Ltd.
                 Yankee-Dollar
                 7.375% , 11/01/31                        36,287
        25,000   Alcan, Inc.
                 4.875% , 09/15/12                        24,963
        40,000   Alcan, Inc. Yankee-Dollar
                 4.500% , 05/15/13                        38,549
                 America Movil SA de CV
        10,000   4.125% , 03/01/09                         9,617
        20,000   5.500% , 03/01/14                        19,173
        50,000   6.375% , 03/01/35                        45,239
        25,000   Apache Finance Canada Corp.
                 Yankee-Dollar
                 7.750% , 12/15/29                        32,751
       100,000   Asian Development Bank
                 4.250% , 10/20/14                        96,376
       100,000   Axa
                 8.600% , 12/15/30                       131,167
        25,000   Banco Bradesco SA
                 8.750% , 10/24/13                        26,250
     1,000,000   Banco Mercantil del Norte SA
                 5.875% , 02/17/14 (a) (b)               997,500
        70,000   Bank of Tokyo-Mitsubishi Ltd.
                 8.400% , 04/15/10                        80,544
       114,000   BCP Caylux Holdings Luxembourg
                 SCA
                 9.625% , 06/15/14 (a)                   129,960
       150,000   BHP Billiton Finance USA Ltd.
                 4.800% , 04/15/13                       148,201
        10,000   BP Canada Finance Co.
                 3.375% , 10/31/07                         9,801
                 BP Capital Markets PLC
        50,000   2.625% , 03/15/07                        48,805
       520,000   2.750% , 12/29/06                       509,680
                 Brascan Corp. Yankee-Dollar
        50,000   7.125% , 06/15/12                        55,375
       100,000   7.375% , 03/01/33                       117,955
        20,000   British Sky Broadcasting
                 7.300% , 10/15/06                        20,892
       100,000   Burlington Resources Finance Co.
                 Yankee-Dollar
                 7.400% , 12/01/31                       121,722
        75,000   Canada Mortgage & Housing Corp.
                 3.875% , 04/01/10                        73,233
        25,000   Canadian National Railway Co.
                 Yankee Dollar
                 4.250% , 08/01/09                        24,653
                 Canadian Natural Resources Ltd.
        25,000   4.900% , 12/01/14                        24,257
        50,000   5.850% , 02/01/35                        49,535
        25,000   Canadian Pacific Ltd.
                 Yankee-Dollar
                 9.450% , 08/01/21                        35,491
       131,473   Canwest Media, Inc.
                 8.000% , 09/15/12 (a)                   138,375
        25,000   China Development Bank
                 4.750% , 10/08/14 #                      24,081
        25,000   Coca Cola HBC Finance BV
                 5.500% , 09/17/15                        25,477
       130,000   Codelco, Inc.
                 4.750% , 10/15/14 (a)                   123,341
       150,000   ConocoPhillips
                 8.750% , 05/25/10                       177,507
     1,750,000   Corporacion Andina de Fomento
                 CAF
                 6.875% , 03/15/12 #                   1,924,738
       980,579   Crusade Global Trust
                 2.270% , 04/17/05 (b)                   982,348
                 Deutsche Telekom
                 International Finance BV
       150,000   5.250% , 07/22/13                       150,428
       150,000   9.250% , 06/01/32                       216,350
                 Diageo Capital PLC
        50,000   3.375% , 03/20/08                        48,642
        60,000   3.500% , 11/19/07                        58,903
                 Diageo Finance BV
        50,000   3.000% , 12/15/06 #                      49,037
        15,000   3.875% , 04/01/11                        14,322
                 Domtar, Inc. Yankee-Dollar
     1,285,000   5.375% , 12/01/13                     1,210,919
        15,000   7.875% , 10/15/11                        16,677
        30,000   Eksportfinans A/S
                 4.375% , 07/15/09                        29,839
                 EnCana Corp. Yankee Dollar
        20,000   4.600% , 08/15/09                        19,885
        30,000   6.500% , 08/15/34                        32,825
                 EnCana Corp. Yankee Dollar
        50,000   4.750% , 10/15/13                        48,747
        50,000   EnCana Holdings Finance
                 Corp. Yankee-Dollar
                 5.800% , 05/01/14                        52,234
                 European Investment Bank
       100,000   2.350% , 04/14/06                        98,516
        50,000   2.700% , 04/20/07                        48,716
        90,000   3.000% , 08/15/06                        89,059
       300,000   3.500% , 03/14/08                       294,883
       100,000   4.000% , 03/03/10                        98,438
       500,000   4.625% , 03/01/07                       505,800
       250,000   4.875% , 09/06/06                       253,672
                 Export-Import Bank Of Korea
        50,000   4.625% , 03/16/10 #                      49,237
        50,000   5.125% , 03/16/15                        48,778
                 Falconbridge Ltd. Yankee-Dollar
        20,000   5.375% , 06/01/15                        19,736
        20,000   7.350% , 06/05/12                        22,459
       300,000   France Telecom SA
                 8.500% , 03/01/11                       343,271
        50,000   GlaxoSmithKline Capital, Inc.
                 2.375% , 04/16/07                        48,385
       250,000   HSBC Bank PLC Yankee-Dollar
                 6.950% , 03/15/11                       280,708
       200,000   HSBC Capital Funding LP
                 4.610% , 12/01/49                       189,982

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                  Value
-----------------------------------------------------   ----------
        50,000   HSBC Holdings PLC                      $   50,668
                 5.250% , 12/12/12
                 Hydro-Quebec
       500,000   6.300% , 05/11/11                         540,708
       100,000   8.050% , 07/07/24                         135,355
        10,000   Inco Ltd. Yankee-Dollar
                 7.750% , 05/15/12                          11,576
        75,000   Instituto de Credito Oficial
                 4.625% , 11/29/06                          75,813
        50,000   Intelsat Bermuda Ltd.
                 7.805% , 07/15/05 (a) (b)                  50,750
                 Inter-American Development Bank
        50,000   4.375% , 09/20/12                          49,314
       600,000   7.375% , 01/15/10                         676,519
                 International Bank for
                 Reconstruction & Development
       200,000   4.375% , 09/28/06                         201,656
        50,000   4.750% , 02/15/35                          47,548
        98,000   Jafra Cosmetics, Inc.
                 10.750% , 05/15/11                        112,700
        75,000   Jean Coutu Group, Inc.
                 8.500% , 08/01/14 #                        72,844
                 KfW - Bankengruppe
       110,000   3.250% , 07/16/07 #                       108,132
       300,000   3.500% , 03/14/08                         294,365
        50,000   3.750% , 01/24/08                          49,703
                 Korea Development Bank
        75,000   4.250% , 11/13/07                          74,408
       100,000   4.750% , 07/20/09                          99,358
        75,000   5.500% , 11/13/12                          76,413
        50,000   5.750% , 09/10/13                          51,354
       550,000   Korea Electric Power Corp.
                 4.250% , 09/12/07 (a)                     545,808
        35,000   Kowloon Canton Railway Corp.
                 8.000% , 03/15/10                          40,032
       150,000   Landwirtschaftliche Rentenbank
                 3.625% , 10/20/09                         144,744
        75,000   Luscar Coal Ltd.
                 9.750% , 10/15/11                          82,500
       100,000   Methanex Corp.
                 8.750% , 08/15/12 #                       115,500
        50,000   MTR Corp.
                 7.500% , 02/04/09                          55,042
                 Nexen, Inc. Yankee-Dollar
        50,000   5.050% , 11/20/13                          49,307
        50,000   5.875% , 03/10/35                          47,824
       100,000   Nordic Investment Bank
                 3.875% , 06/15/10                          97,780
        75,000   Norske Skog Canada Ltd.
                 8.625% , 06/15/11                          77,625
                 Oesterreichische Kontrollbank AG
        50,000   4.500% , 03/09/15 #                        49,228
        50,000   5.125% , 03/20/07                          51,169
       200,000   Oil Insurance Ltd.
                 5.150% , 08/15/33 (a) (b)                 200,715
        50,000   PC Financial Partnership
                 5.000% , 11/15/14                          48,930
                 Petro-Canada Yankee-Dollar
        25,000   4.000% , 07/15/13                          23,008
        50,000   5.350% , 07/15/33                          46,650
                 Petrobras International
                 Finance Co. - PIFCO
        25,000   9.125% , 02/01/07 #                        26,500
        25,000   9.750% , 07/06/11                          28,563
       230,000   Petronas Capital Ltd.
                 7.875% , 05/22/22 (a)                     275,299
       390,000   Petrozuata Finance, Inc.
                 8.220% , 04/01/17 (a)                     366,600
        20,000   Potash Corp. of Saskatchewan
                 Yankee-Dollar
                 7.125% , 06/15/07                          21,108
     1,160,000   Precision Drilling Corp.
                 Yankee-Dollar
                 5.625% , 06/01/14                       1,187,316
     1,825,000   Region of Lombardy
                 5.804% , 10/25/32                       1,936,544
                 Rhodia SA
       175,000   7.625% , 06/01/10                         172,375
        25,000   8.875% , 06/01/11 #                        24,313
        30,000   Royal Bank of Canada
                 3.875% , 05/04/09                          29,355
                 Royal Bank of Scotland Group PLC
        25,000   5.000% , 11/12/13 #                        24,911
        75,000   5.000% , 10/01/14                          74,357
        10,000   Royal Bank of Scotland Group PLC
                 Yankee-Dollar
                 4.700% , 07/03/18                           9,415
                 Royal KPN NV
       100,000   8.000% , 10/01/10                         114,214
       100,000   8.375% , 10/01/30                         128,825
       100,000   Santander Central Hispano Issuances
                 7.625% , 09/14/10                         113,116
        50,000   Scottish Power PLC
                 4.910% , 03/15/10                          50,007
     1,480,000   Standard Chartered Bank
                 8.000% , 05/30/31 # (a)                 1,898,581
        20,000   Stora Enso Oyj
                 7.375% , 05/15/11                          22,534
        25,000   Suncor Energy, Inc. Yankee-Dollar
                 7.150% , 02/01/32                          30,161
       100,000   Swedish Export Credit Corp.
                 3.500% , 01/15/08                          98,176
                 Telecom Italia Capital
     1,300,000   4.000% , 01/15/10 (a)                   1,242,825
       170,000   4.950% , 09/30/14 (a)                     162,844
       285,000   5.250% , 11/15/13                         281,568
        50,000   6.000% , 09/30/34 (a)                      48,417
        50,000   6.375% , 11/15/33                          50,985
                 Telefonica Europe BV
     1,850,000   7.350% , 09/15/05                       1,881,642
       200,000   7.750% , 09/15/10                         226,881
                 Telefonos de Mexico SA
        50,000   4.750% , 01/27/10 (a)                      48,594
       100,000   5.500% , 01/27/15 (a)                      94,565
                 Telus Corp. Yankee-Dollar
        50,000   7.500% , 06/01/07                          53,221
       100,000   8.000% , 06/01/11                         115,804
        20,000   Trans-Canada Pipelines Ltd.
                 Yankee-Dollar
                 5.600% , 03/31/34                          20,097
       150,000   TransCanada Pipelines Ltd.
                 4.875% , 01/15/15                         146,558
                 Tyco International Group SA
       230,000   6.000% , 11/15/13                         241,487

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                    Value
-----------------------------------------------------   -------------
                  Tyco International Group SA
                  Yankee-Dollar
        25,000    6.125% , 01/15/09                     $     26,241#
                  6.375% , 02/15/06 -
     1,420,000    10/15/11                                  1,478,992
        70,000    6.750% , 02/15/11                            75,851
     1,200,000    6.875% , 01/15/29                         1,345,082
       360,000    7.000% , 06/15/28                           408,660
        30,000    UFJ Finance Aruba AEC
                  6.750% , 07/15/13                            32,298
                  United Utilities PLC
                  Yankee-Dollar
     2,075,000    4.550% , 06/19/18                         1,856,212
        50,000    5.375% , 02/01/19                            48,243
       100,000    Vodafone Group PLC
                  7.875% , 02/15/30                           127,664
       100,000    Weatherford International, Inc.
                  4.950% , 10/15/13                            98,700
                  XL Capital Europe PLC
        50,000    5.250% , 09/15/14                            49,340
        50,000    6.375% , 11/15/24                            52,199
                  Yell Finance BV
       200,000    4.125% , 10/15/14 #                         191,246
       200,000    13.500% , 08/01/11 (c)                      199,000
                                                        -------------
                                                           32,590,818
                                                        -------------
GOVERNMENT OBLIGATIONS - 1.4%

        25,000    Banque Centrale de Tunisie
                  7.375% , 04/25/12                            27,688
        50,000    Hellenic Republic Government Bond
                  6.950% , 03/04/08                            53,589
       300,000    Korea Deposit Insurance
                  2.500% , 12/11/05                           329,812
       250,000    Malaysia
                  7.500% , 07/15/11                           283,063
                  Province of British Columbia
        50,000    4.300% , 05/30/13                            49,000
        50,000    4.625% , 10/03/06 #                          50,609
       500,000    Province of Manitoba
                  4.250% , 11/20/06                           503,157
        20,000    Province of Nova Scotia
                  5.750% , 02/27/12                            21,168
                  Province of Ontario
       100,000    3.125% , 05/02/08                            96,653
        15,000    3.500% , 09/17/07 #                          14,754
        50,000    3.625% , 10/21/09 #                          48,267
       100,000    4.500% , 02/03/15 #                          97,466
                  Province of Quebec
        50,000    4.875% , 05/05/14                            49,632
     1,550,000    7.500% , 09/15/29                         1,997,406
       200,000    Province of Quebec
                  Yankee-Dollar
                  7.125% , 02/09/24                           242,987
                  Republic of Chile
        50,000    5.500% , 01/15/13 #                          51,105
        20,000    7.125% , 01/11/12                            22,340
        50,000    Republic of Hungary
                  4.750% , 02/03/15                            48,597
                  Republic of Italy
       250,000    2.750% , 12/15/06                           245,430
       100,000    3.250% , 05/15/09 #                          95,259
        50,000    3.750% , 12/14/07 #                          49,392
       100,000    4.375% , 10/25/06                           100,523
       250,000    4.375% , 06/15/13 #                         244,578
       200,000    6.875% , 09/27/23                           237,718
                  Republic of Korea
        30,000    4.250% , 06/01/13                            28,055
        50,000    4.875% , 09/22/14 #                          48,304
       100,000    8.875% , 04/15/08                           112,244
                  Republic of Poland
        50,000    5.250% , 01/15/14                            50,800
        25,000    6.250% , 07/03/12                            27,050
     2,090,000    Russian Federation
                  5.000% , 03/31/30                         2,141,205
                  South African Republic
        35,000    6.500% , 06/02/14                            36,750
       100,000    7.375% , 04/25/12                           110,000
                  State of Israel
       100,000    4.625% , 06/15/13 #                          96,028
                  5.500% , 12/04/23 -
       250,000    04/26/24                                    264,124
                  United Mexican States
       300,000    4.625% , 10/08/08                           296,250
       200,000    6.375% , 01/16/13                           207,500
        30,000    6.625% , 03/03/15 #                          31,260
        75,000    6.750% , 09/27/34                            73,200
     2,686,000    7.500% , 04/08/33 #                       2,847,160
        50,000    8.000% , 09/24/22 #                          56,750
        75,000    8.125% , 12/30/19                            85,950
       100,000    8.300% , 08/15/31                           114,500
       595,000    8.375% , 01/14/11                           677,110
        75,000    11.375% , 09/15/16                          107,062
        20,000    11.500% , 05/15/26 #                         30,250
                                                        -------------
                                                           12,401,745
                                                        -------------
TOTAL FOREIGN OBLIGATIONS
    (Cost $43,249,853)                                     44,992,563
                                                        -------------

U.S. CORPORATE OBLIGATIONS - 30.5%

ASSET BACKED & MORTGAGE BACKED - 8.6%

                  African Development Bank
       100,000    3.250% , 08/01/08                            97,121
        25,000    3.750% , 01/15/10                            24,304
       200,000    AmeriCredit Automobile
                  Receivables Trust
                  3.430% , 07/06/11                           193,396
        47,413    Amortizing Residential
                  Collateral Trust
                  2.930% , 04/25/05 (b)                        47,458
     2,700,000    ARG Funding Corp. 2005-1A A3
                  4.290% , 04/20/10 (a)                     2,646,844
       500,000    Banc of America Commercial
                  Mortgage, Inc.
                  5.061% , 03/11/41                           500,971
     1,600,000    Bay View Auto Trust
                  3.440% , 04/25/12                         1,570,268
       901,281    Bayview Financial Acquisition Trust
                  5.000% , 06/25/05 (a)                         9,860
     2,400,000    Bear Stearns Adjustable Rate
                  Mortgage Trust
                  3.514% , 06/25/34 (b)                     2,311,539
       918,575    Bear Stearns Asset Backed
                  Securities, Inc.
                  3.100% , 04/25/05 (b)                       923,350
       957,541    Bear Stearns Asset Backed
                  Securities, Inc. 2003-SD2 1A
                  6.302% , 06/25/43 (b)                       978,105
       500,000    Bear Stearns Commercial
                  Mortgage Securities
                  6.460% , 10/15/36                           543,743

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                    Value
------------------------------------------------------   ------------
$      500,000    Bear Stearns Commercial Mortgage
                  Securities 2004-T14 A3
                  4.800% , 01/12/41                      $    498,422
       500,000    Bear Stearns Commercial
                  Mortgage Securities 2005-PWR7 AAB
                  4.863% , 02/11/41                           500,093
       200,000    Capital Auto Receivables Asset Trust
                  2.920% , 04/15/08                           198,879
       100,000    Capital One Multi Asset
                  Execution Trust
                  2.950% , 08/17/09                            98,387
       159,911    CDC Mortgage Capital Trust
                  2.980% , 04/25/05 (b)                       160,014
     3,800,000    Centex Home Equity
                  3.235% , 02/25/32 (c)                     3,675,298
       147,617    Chase Commercial Mortgage
                  Securities Corp.
                  6.600% , 12/19/29                           154,344
       100,000    ChevronTexaco Capital Co.
                  3.375% , 02/15/08                            97,674
     1,228,055    CIGNA CBO 1996-1 Ltd.
                  6.460% , 11/15/08 (a)                     1,266,014
     1,900,000    CIT Home Equity Loan Trust
                  2003-1A4
                  3.930% , 03/20/32                         1,872,595
                  Citibank Credit Card Issuance Trust
       100,000    2.900% , 05/17/10                            95,698
       500,000    4.900% , 12/12/16                           495,527
       180,000    4.950% , 02/09/09                           182,604
       150,000    5.650% , 06/16/08                           152,989
       150,000    Comed Transitional Funding Trust
                  5.740% , 12/25/10                           155,658
       739,854    Commercial Mortgage Acceptance Corp.
                  6.735% , 12/15/30                           775,334
       871,479    Commercial Mortgage Lease Backed
                  Certificates
                  6.746% , 06/20/31 (a)                       957,039
       266,523    Conseco Finance
                  4.860% , 04/15/05 (b)                       266,676
        14,481    Conseco Finance
                  Securitizations Corp.
                  5.160% , 05/01/33                            14,516
                  Countrywide Asset-Backed
                  Certificates
       102,226    2.900% , 04/25/05 (b)                       102,291
       111,063    2.980% , 04/25/05 (b)                       111,207
       276,048    3.340% , 04/25/05 (a) (b)                   276,030
     1,891,265    Countrywide Home Loan
                  Mortgage Pass Through Trust
                  4.953% , 02/25/34 (b)                     1,894,470
                  Countrywide Home Loans, Inc.
     2,868,730    3.140% , 04/25/05 (b)                     2,868,587
     2,900,000    3.150% , 04/25/05 (b)                     2,900,000
     1,400,000    Crimmi Mae Commercial Mortgage
                  Trust
                  7.000% , 06/02/33 (a)                     1,471,669
                  CS First Boston Mortgage
                  Securities Corp.
        96,625    3.550% , 04/25/05 (a) (b)                    96,626
       500,000    4.609% , 02/15/38                           497,299
     2,500,000    4.889% , 11/15/37 (b)                     2,446,964
     1,550,000    E-Trade RV and Marine Trust
                  3.620% , 10/08/18                         1,519,687
       132,624    EMC Mortgage Loan Trust
                  3.120% , 04/25/05 (a) (b)                   133,479
       653,437    EQCC Trust
                  2.950% , 04/25/05 (b)                       654,625
                  GE Capital Commercial
                  Mortgage Corp.
       500,000    5.994% , 12/10/35 (b)                       524,709
       350,000    6.531% , 05/15/33                           380,299
                  GMAC Commercial Mortgage
                  Securities, Inc.
     1,000,000    4.865% , 09/25/34 (b)                       983,418
        70,000    5.389% , 10/15/38                            71,885
                  6.700% , 05/15/30 -
     1,750,000    04/15/34                                  1,859,288
       161,210    Green Tree Financial Corp.
                  8.100% , 07/15/27                            26,855
       200,000    Greenwich Capital Commercial
                  Funding Corp.
                  4.948% , 01/11/35                           200,141
       131,449    HFC Home Equity Loan Asset
                  Backed Certificates
                  3.300% , 04/20/05 (b)                       131,707
       400,000    Honda Auto Receivables 2003-4 A4
                  2.790% , 03/16/09                           390,877
       112,425    Impac CMB Trust
                  2.970% , 04/25/05 (b)                       112,445
       489,370    Indy Mac Home Equity Loan Asset-
                  Backed Trust
                  2.910% , 04/25/05 (b)                       489,054
       212,557    Irwin Home Equity
                  3.150% , 04/25/05 (b)                       212,893
     2,500,000    JP Morgan Chase & Co.
                  4.625% , 03/15/46                         2,491,896
     2,500,000    LB-UBS Commercial Mortgage Trust
                  4.858% , 12/15/39 (b)                     2,443,812
       590,000    MBNA Master Credit Card Trust
                  2000-L A
                  6.500% , 04/15/10                           624,153
     2,000,000    Merit Securities Corp.
                  4.170% , 04/28/05 (a) (b)                 1,978,614
                  Merrill Lynch Mortgage
                  Investors, Inc.
        33,877    2.970% , 04/25/05 (b)                        33,881
       150,892    3.010% , 04/25/05 (b)                       150,959
     2,461,389    4.509% , 02/25/35 (b) (d)                 2,456,773
       400,000    Merrill Lynch Mortgage Trust
                  5.236% , 11/12/35                           404,595
       616,897    Mesa Trust Asset Backed Certificates
                  3.050% , 04/25/05 (a) (b)                   617,989
     1,000,000    Metris Master Trust
                  3.930% , 04/20/05 (b)                     1,002,894
     2,225,246    Morgan Stanley Capital I, Inc.
                  4.030% , 06/15/38                         2,200,660
       418,967    Morgan Stanley Dean Witter
                  Capital Corp. Heloc Trust 2005-1 A
                  2.840% , 04/25/05 (b)                       419,009
                  Morgan Stanley Dean Witter Capital I
       150,000    4.050% , 01/13/41                           145,795
       190,074    5.160% , 12/15/35                           193,098

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                    Value
------------------------------------------------------   ------------
$      805,682    Nationslink Funding Corp.
                  6.867% , 01/22/26                      $    861,048
                  Nomura Asset Securities Corp.
     2,220,000    6.590% , 03/15/30                         2,351,601
     1,020,000    7.120% , 04/13/39                         1,051,369
     1,000,000    Nordstrom Private Label Credit Card
                  Master Note Trust
                  4.820% , 04/15/10 (a)                     1,010,393
     5,848,394    Oakwood Mortgage Investors, Inc.
                  6.000% , 05/15/08-08/15/10                  874,149
       350,000    PNC Mortgage Acceptance Corp.
                  6.360% , 03/12/34                           376,985
     1,024,253    Provident Bank Home Equity Loan
                  Trust
                  2.920% , 04/25/05 (a)                     1,025,963
     1,047,261    Provident Funding Mortgage
                  Loan Trust
                  3.799% , 08/25/33 (b)                     1,028,349
                  Residential Asset Mortgage
                  Products, Inc.
       335,907    3.090% , 03/25/33                           336,300
       285,405    3.097% , 10/25/32                           286,852
                  Residential Asset Securities Corp.
       755,067    2.950% , 04/25/05 (b)                       756,566
       118,345    6.320% , 04/25/30                           119,217
        40,628    Sail Net Interest Margin Notes
                  7.750% , 04/27/33 (a)                        40,695
     3,500,000    Susquehanna Auto Lease Trust
                  2005-1 A3
                  4.430% , 06/16/08 (a)                     3,499,974
       420,000    UCFC Home Equity Loan
                  6.905% , 04/15/30                           426,787
     1,623,483    Wachovia Asset Securitization, Inc.
                  3.020% , 04/25/05 (b)                     1,625,761
       150,000    Wachovia Bank Commercial
                  Mortgage Trust
                  4.748% , 02/15/41                           146,495
     2,500,000    Wells Fargo Mortgage Backed
                  Securities Trust
                  3.599% , 08/25/34 (b)                     2,490,202
       150,000    WFS Financial Owner Trust
                  2.740% , 09/20/10                           148,127
                                                         ------------
                                                           75,442,186
                                                         ------------

CORPORATE BONDS & NOTES - 21.9%

       125,000    aaiPharma, Inc.
                  12.000% , 04/01/10                           61,250
       100,000    Abbey National Capital Trust I
                  8.963% , 12/29/49 (b)                       140,677
                  Abbott Laboratories
        10,000    3.500% , 02/17/09                             9,692
       100,000    3.750% , 03/15/11                            94,788
       100,000    ABN Amro Bank NV
                  7.550% , 06/28/06                           104,212
        25,000    Ace INA Holdings, Inc.
                  5.875% , 06/15/14                            25,442
        50,000    Aegon NV
                  4.750% , 06/01/13                            48,619
       275,000    Aes Corp.
                  9.375% , 09/15/10 #                         303,187
        20,000    AGL Capital Corp.
                  6.000% , 10/01/34                            20,362
        69,885    Ahold Lease USA, Inc.
                  7.820% , 01/02/20 (c)                        75,127
        50,000    AK Steel Corp.
                  7.875% , 02/15/09 #                          49,000
                  Alabama Power Co.
        25,000    3.125% , 05/01/08                            24,071
        25,000    3.500% , 11/15/07                            24,491
                  Alamosa Delaware, Inc.
        38,000    11.000% , 07/31/10                           43,225
        84,000    12.000% , 07/31/09 (c)                       91,350
                  Albertson's, Inc.
       100,000    7.500% , 02/15/11 #                         110,837
        20,000    8.000% , 05/01/31 #                          23,545
       450,000    Alcoa, Inc.
                  7.375% , 08/01/10                           505,980
       125,000    Allegheny Energy Super Statutory
                  Trust 2001
                  10.250% , 11/15/07 (a)                      138,125
       125,000    Alliant Techsystems, Inc.
                  8.500% , 05/15/11                           132,500
       100,000    Allied Security Escrow Corp.
                  11.375% , 07/15/11                          102,500
                  Allied Waste NA, Inc.
        50,000    7.250% , 03/15/15 (a)                        47,500
        75,000    7.375% , 04/15/14                            67,875
        75,000    8.500% , 12/01/08                            76,875
       125,000    9.250% , 09/01/12                           133,750
                  Allstate Corp.
        50,000    5.000% , 08/15/14                            49,059
        75,000    5.350% , 06/01/33                            70,601
       100,000    5.375% , 12/01/06                           101,757
        50,000    Allstate Life Global Funding
                  3.500% , 07/30/07                            49,097
        30,000    Allstate Life Global Funding Trust I
                  4.500% , 05/29/09                            29,892
                  ALLTEL Corp.
        35,000    7.000% , 07/01/12 #                          39,056
        50,000    7.875% , 07/01/32                            61,976
                  Altria Group, Inc.
        25,000    5.625% , 11/04/08 #                          25,719
     1,090,000    7.000% , 07/15/05                         1,099,830
        40,000    7.000% , 11/04/13 #                          42,921
        40,000    7.200% , 02/01/07                            41,869
       750,000    Amerada Hess Corp.
                  7.300% , 08/15/31 #                         845,756
        30,000    American Express Centurion Bank
                  4.375% , 07/30/09                            29,764
                  American Express Co.
        20,000    3.750% , 11/20/07                            19,694
        50,000    4.750% , 06/17/09                            50,340
        60,000    5.500% , 09/12/06                            61,218
       100,000    American Express Credit Corp.
                  3.000% , 05/16/08                            95,808
                  American General Finance Corp.
       125,000    2.750% , 06/15/08                           118,307
       100,000    3.875% , 10/01/09                            96,008
        50,000    American Re Corp.
                  7.450% , 12/15/26                            56,004
        27,000    American Tower Corp.
                  9.375% , 02/01/09 #                          28,350
       115,000    American Tower Escrow Corp.
                  0.0% , 08/01/08 (e)                          86,250

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                    Value
------------------------------------------------------   ------------
$      100,000    Ameripath, Inc.
                  10.500% , 04/01/13                     $     99,500
       100,000    Amgen, Inc.
                  4.850% , 11/18/14 (a)                        98,187
                  Amkor Technology, Inc.
        75,000    7.125% , 03/15/11 #                          63,188
        75,000    9.250% , 02/15/08 #                          71,625
        50,000    10.500% , 05/01/09 #                         44,750
        50,000    AmSouth Bank NA
                  4.850% , 04/01/13 #                          48,931
       100,000    Anadarko Finance Co.
                  7.500% , 05/01/31                           122,702
       125,000    Anchor Glass Container Corp.
                  11.000% , 02/15/13                          112,812
       100,000    Anheuser-Busch Cos., Inc.
                  9.000% , 12/01/09                           117,372
        25,000    Anthem, Inc.
                  6.800% , 08/01/12                            27,724
                  AOL Time Warner, Inc.
       200,000    6.750% , 04/15/11                           216,119
     1,770,000    7.625% , 04/15/31                         2,079,336
     1,030,000    7.700% , 05/01/32                         1,222,809
        25,000    Apache Corp.
                  6.250% , 04/15/12                            27,269
        50,000    Applica, Inc.
                  10.000% , 07/31/08 #                         50,500
       100,000    Applied Extrusion Technologies, Inc.
                  10.750% , 07/01/11 #                         55,125
       100,000    Aramark Services, Inc.
                  7.000% , 05/01/07                           104,637
        20,000    Arch Capital Group Ltd.
                  7.350% , 05/01/34                            21,911
       150,000    Archer-Daniels-Midland
                  7.500% , 03/15/27                           186,621
        50,000    Archstone-Smith Operating Trust REIT
                  3.000% , 06/15/08 #                          47,612
                  Arizona Public Service
        25,000    5.800% , 06/30/14                            26,188
        50,000    6.500% , 03/01/12                            54,526
        25,000    Aspen Insurance Holdings Ltd.
                  6.000% , 08/15/14 (a)                        25,414
       100,000    Associated Materials, Inc.
                  11.250% , 03/01/14 (c)                       69,500
     1,479,000    AT&T Broadband
                  8.375% , 03/15/13                         1,757,397
                  AT&T Wireless Services, Inc.
       200,000    7.875% , 03/01/11                           227,479
       950,000    8.750% , 03/01/31                         1,253,345
        25,000    Athena Neurosciences Finance LLC
                  7.250% , 02/21/08 #                          20,938
        30,000    Atmos Energy Corp.
                  5.125% , 01/15/13                            29,768
                  Autozone, Inc.
        50,000    5.500% , 11/15/15                            48,055
        20,000    5.875% , 10/15/12 #                          20,184
        50,000    AvalonBay Communities, Inc. REIT
                  6.125% , 11/01/12                            53,091
        20,000    Avon Products, Inc.
                  4.200% , 07/15/18                            17,745
                  Bank of America Corp.
        50,000    3.375% , 02/17/09                            47,954
        50,000    3.875% , 01/15/08                            49,355
       550,000    4.750% , 10/15/06 - 08/15/13 #              541,020
       100,000    5.125% , 11/15/14                           100,021
       600,000    5.250% , 02/01/07 #                         611,357
        25,000    5.375% , 06/15/14                            25,399
       200,000    6.800% , 03/15/28                           224,638
     2,250,000    7.400% , 01/15/11                         2,536,524
        50,000    Bank of America Corp. Capital Trust VI
                  5.625% , 03/08/35                            47,873
                  Bank of New York Co., Inc.
        50,000    3.900% , 09/01/07 #                          49,572
        10,000    5.200% , 07/01/07                            10,196
       300,000    Bank One Corp.
                  7.875% , 08/01/10                           341,731
       100,000    Banque Paribas-NY
                  6.875% , 03/01/09                           108,132
        25,000    Barrick Gold Finance Co.
                  4.875% , 11/15/14                            24,236
                  BB&T Corp.
        50,000    4.750% , 10/01/12                            49,122
       100,000    5.250% , 11/01/19                            97,477
                  Bear Stearns Cos., Inc.
        25,000    2.875% , 07/02/08                            23,717
        75,000    4.500% , 10/28/10                            73,721
        10,000    4.650% , 07/02/18                             9,215
       250,000    5.700% , 01/15/07 - 11/15/14                256,390
                  Bellsouth Corp.
        50,000    4.200% , 09/15/09                            48,858
                  BellSouth Corp.
       240,000    4.750% , 11/15/12                           234,359
       200,000    5.000% , 10/15/06                           202,687
        50,000    5.200% , 09/15/14                            49,462
       150,000    6.000% , 11/15/34                           149,248
        25,000    6.550% , 06/15/34                            26,751
       200,000    Bellsouth Telecommunications
                  6.375% , 06/01/28                           210,176
                  Berkshire Hathaway Finance Corp.
        50,000    3.375% , 10/15/08                            48,328
       100,000    4.125% , 01/15/10 (a)                        97,562
        75,000    5.100% , 07/15/14                            75,680
       200,000    Berry Plastics Corp.
                  10.750% , 07/15/12                          225,500
        15,000    Black & Decker Corp.
                  4.750% , 11/01/14                            14,441
        50,000    Blount, Inc.
                  8.875% , 08/01/12                            52,750
        75,000    Blue Ridge Paper Products, Inc.
                  9.500% , 12/15/08 #                          75,000
                  Boeing Capital Corp.
       200,000    5.650% , 05/15/06                           203,531
        65,000    5.800% , 01/15/13 #                          68,039
        70,000    6.500% , 02/15/12 #                          75,943
        50,000    Borden US Finance Corp.
                  9.000% , 07/15/14 (a)                        54,000
     1,200,000    Boston Properties, Inc. REIT
                  6.250% , 01/15/13                         1,283,585
                  Boston Scientific Corp.
        25,000    4.250% , 01/12/11                            24,196
        25,000    5.125% , 01/12/17                            24,469
        25,000    5.450% , 06/15/14                            25,487

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                    Value
------------------------------------------------------   ------------
$      100,000    Bottling Group LLC
                  4.625% , 11/15/12                      $     98,224
       225,000    Bowater, Inc.
                  9.500% , 10/15/12                           251,437
       150,000    Boyd Gaming Corp.
                  6.750% , 04/15/14                           148,125
       100,000    Brand Services, Inc.
                  12.000% , 10/15/12                          111,000
                  Brandywine Operating Partnership LP
                  REIT
        15,000    4.500% , 11/01/09                            14,570
        15,000    5.400% , 11/01/14                            14,721
                  Bristol-Myers Squibb Co.
       170,000    4.750% , 10/01/06                           172,215
       190,000    5.750% , 10/01/11                           198,452
       120,000    Brown-Forman Corp.
                  3.000% , 03/15/08                           115,443
                  Buckeye Partners
        25,000    4.625% , 07/15/13                            23,960
        15,000    5.300% , 10/15/14                            14,856
       100,000    Buckeye Technologies, Inc.
                  9.250% , 09/15/08                            99,500
        15,000    Bunge Ltd Finance Corp.
                  5.875% , 05/15/13                            15,536
                  Burlington Northern Santa Fe Corp.
        50,000    4.875% , 01/15/15                            48,609
       100,000    7.000% , 12/15/25                           114,736
       175,000    7.125% , 12/15/10                           194,223
       250,000    Cablevision Systems Corp.
                  6.669% , 04/01/05 (a) (b)                   265,000
       125,000    Cadmus Communications Corp.
                  8.375% , 06/15/14                           130,625
                  Calpine Corp.
       125,000    7.875% , 04/01/08 #                          90,625
       175,000    8.500% , 07/15/10 (a)                       137,375
        40,000    8.750% , 07/15/13 # (a)                      30,200
        75,000    Campbell Soup Co.
                  5.000% , 12/03/12                            75,302
                  Capital One Bank
     1,350,000    4.875% , 05/15/08                         1,359,705
        25,000    5.000% , 06/15/09                            25,112
        10,000    5.125% , 02/15/14 #                           9,821
        25,000    6.500% , 06/13/13                            26,845
                  Capital One Financial Corp.
        50,000    5.250% , 02/21/17                            47,669
        25,000    6.250% , 11/15/13                            26,428
                  Cardinal Health, Inc.
        10,000    4.000% , 06/15/15 #                           8,841
        50,000    6.750% , 02/15/11                            53,891
       125,000    Carrols Corp.
                  9.000% , 01/15/13 (a)                       128,750
        25,000    Case New Holland, Inc.
                  9.250% , 08/01/11 (a)                        26,625
                  Caterpillar Financial Services Corp.
       100,000    2.700% , 07/15/08                            94,640
        50,000    3.100% , 05/15/07                            48,837
        10,000    3.700% , 08/15/08                             9,769
       150,000    Caterpillar, Inc.
                  6.950% , 05/01/42                           181,485
       125,000    CBD Media Holdings LLC
                  9.250% , 07/15/12 #                         127,500
       150,000    Cendant Corp.
                  7.375% , 01/15/13                           169,458
        50,000    Centerpoint Energy Houston
                  5.750% , 01/15/14                            51,750
       100,000    Centex Corp.
                  5.125% , 10/01/13 #                          96,825
        40,000    CenturyTel, Inc.
                  7.875% , 08/15/12                            45,126 #
        25,000    Cenveo Corp.
                  7.875% , 12/01/13 #                          22,313
                  Charter Communications Holdings, LLC
        75,000    8.625% , 04/01/09                            57,938
       380,000    11.750% , 01/15/10 (c)                      325,850
       350,000    11.750% , 05/15/11 # (c)                    241,500
        50,000    12.125% , 01/15/12 # (c)                     31,250
        50,000    Charter One Bank FSB
                  6.375% , 05/15/12                            54,038
       225,000    Chesapeake Energy Corp.
                  6.375% , 06/15/15 (a)                       222,187
       100,000    ChevronTexaco Capital Co.
                  3.500% , 09/17/07                            98,429
        30,000    Cincinnati Financial Corp.
                  6.125% , 11/01/34 (a)                        30,224
        20,000    Cincinnati Gas & Electric
                  5.700% , 09/15/12                            20,740
       200,000    Cinemark, Inc.
                  9.750% , 03/15/14 (c)                       142,000
                  Cingular Wireless LLC
        30,000    5.625% , 12/15/06 #                          30,647
        30,000    6.500% , 12/15/11                            32,307
                  CIT Group, Inc.
        50,000    2.875% , 09/29/06                            49,099
       150,000    3.650% , 11/23/07                           146,824
        50,000    3.875% , 11/03/08 #                          48,638
        20,000    4.125% , 11/03/09                            19,408
       100,000    4.250% , 02/01/10 #                          97,033
        75,000    5.125% , 09/30/14                            74,030
       400,000    6.500% , 02/07/06                           408,838
        75,000    7.375% , 04/02/07                            79,311
     1,600,000    7.750% , 04/02/12                         1,850,666
                  Clear Channel Communications, Inc.
        50,000    4.250% , 05/15/09                            48,124
        25,000    4.500% , 01/15/10                            24,045
        50,000    4.625% , 01/15/08                            49,425
        25,000    5.000% , 03/15/12                            23,765
        50,000    5.500% , 12/15/16                            46,540
        20,000    5.750% , 01/15/13                            19,683
        80,000    6.000% , 11/01/06                            81,527
        10,000    Cleveland Electric Illuminating Co.
                  5.650% , 12/15/13                            10,174
        45,000    Clorox Co.
                  5.000% , 01/15/15 (a)                        44,890
                  Coca-Cola Enterprises, Inc.
        25,000    2.500% , 09/15/06                            24,445
        25,000    4.250% , 09/15/10 #                          24,439
       300,000    8.500% , 02/01/22                           395,142
        50,000    Collins & Aikman Floor Cover
                  9.750% , 02/15/10                            53,250
       100,000    Comcast Corp.
                  7.050% , 03/15/33                           111,849
        50,000    Commerce Group, Inc.
                  5.950% , 12/09/13                            50,332
        75,000    Community Health Systems, Inc.
                  6.500% , 12/15/12 (a)                        73,125

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                    Value
------------------------------------------------------   ------------
$      100,000    Compass Minerals Group, Inc.
                  10.000% , 08/15/11                     $    108,750
                  ConAgra Foods, Inc.
        25,000    6.000% , 09/15/06                            25,617
       275,000    6.750% , 09/15/11 #                         302,230
                  Conoco Funding Co.
        50,000    5.450% , 10/15/06                            51,069
        65,000    7.250% , 10/15/31                            79,934
     1,015,000    Conoco, Inc.
                  6.950% , 04/15/29                         1,209,906
     1,000,000    ConocoPhillips
                  4.750% , 10/15/12 #                         993,600
                  Consolidated Edison Co. of New York
        50,000    4.700% , 06/15/09 #                          50,269
        70,000    6.450% , 12/01/07                            73,684
                  Constellation Energy Group, Inc.
        75,000    6.350% , 04/01/07                            77,766
        15,000    7.600% , 04/01/32                            17,878
                  Consumers Energy Co.
        20,000    4.000% , 05/15/10                            19,128
        25,000    4.250% , 04/15/08                            24,733
        50,000    5.150% , 02/15/17                            48,166
        25,000    5.375% , 04/15/13                            25,176
        25,000    5.500% , 08/15/16                            24,923
                  Continental Airlines, Inc.
        44,500    6.541% , 09/15/08                            40,872
       288,315    6.545% , 02/02/19                           281,111
        25,000    7.250% , 11/01/05                            23,800
        30,000    Coors Brewing Co.
                  6.375% , 05/15/12                            32,235
        75,000    Corrections Corp. of America
                  6.250% , 03/15/13 (a)                        72,000
        25,000    Costco Wholesale Corp.
                  5.500% , 03/15/07                            25,640
     1,900,000    Countrywide Funding Corp.
                  4.000% , 03/22/11                         1,798,867
                  Countrywide Home Loans, Inc.
       100,000    4.125% , 09/15/09                            96,351
        25,000    4.250% , 12/19/07                            24,771
       250,000    5.500% , 08/01/06                           254,174
       220,000    COX Communications, Inc.
                  7.125% , 10/01/12                           239,931
                  Credit Suisse First Boston USA, Inc.
       100,000    4.700% , 06/01/09                            99,903
       100,000    4.875% , 01/15/15                            96,292
       400,000    5.750% , 04/15/07                           411,585
       150,000    6.125% , 11/15/11                           159,142
       100,000    7.125% , 07/15/32                           118,185
       175,000    Crown Castle International Corp.
                  9.375% , 08/01/11                           190,312
       100,000    CSX Corp.
                  7.950% , 05/01/27                           125,836
                  CVS Corp.
        25,000    3.875% , 11/01/07                            24,640
        40,000    4.000% , 09/15/09                            39,029
       150,000    4.875% , 09/15/14                           147,822
                  DaimlerChrysler NA Holding Corp.
     1,590,000    4.050% , 06/04/08                         1,544,113
        40,000    6.500% , 11/15/13                            41,599
       190,000    7.200% , 09/01/09                           204,546
        90,000    7.300% , 01/15/12                            98,132
       600,000    7.750% , 01/18/11                           665,240
        75,000    DaVita, Inc.
                  7.250% , 03/15/15 (a)                        73,500
        20,000    Dayton Power & Light Co.
                  5.125% , 10/01/13 (a)                        20,039
        30,000    Deere & Co.
                  6.950% , 04/25/14                            34,147
       100,000    DEL Laboratories, Inc.
                  8.000% , 02/01/12 (a)                        96,000
       125,000    Del Monte Corp.
                  8.625% , 12/15/12                           135,312
                  Delta Air Lines, Inc.
        25,000    6.417% , 07/02/12                            26,005
       851,528    6.718% , 01/02/23                           885,684
                  Deluxe Corp.
        20,000    3.500% , 10/01/07                            19,483
        20,000    5.000% , 12/15/12                            19,377
        20,000    5.125% , 10/01/14                            19,095
                  Deutsche Bank Financial, Inc.
        50,000    6.700% , 12/13/06                            52,072
        50,000    7.500% , 04/25/09                            55,137
                  Devon Energy Corp.
       100,000    2.750% , 08/01/06                            97,805
       620,000    7.950% , 04/15/32 #                         781,696
     1,075,000    Devon Financing Corp. ULC
                  6.875% , 09/30/11                         1,183,605
        50,000    Dex Media East LLC/Dex Media East
                  Finance Co.
                  9.875% , 11/15/09                            55,000
       250,000    Dex Media LLC
                  9.000% , 11/15/13 # (c)                     190,000
        98,000    Dex Media West LLC
                  9.875% , 08/15/13                           109,270
        25,000    Diamond Offshore Drilling, Inc.
                  5.150% , 09/01/14 #                          24,742
       150,000    Direct TV Holdings
                  8.375% , 03/15/13                           162,375
       175,000    Doane Pet Care Co.
                  10.750% , 03/01/10                          185,500
        50,000    Dobson Cellular Systems, Inc.
                  9.875% , 11/01/12 (a)                        51,000
                  Dominion Resources, Inc.
        50,000    4.125% , 02/15/08 #                          49,432
       220,000    5.125% , 12/15/09                           222,995
        65,000    5.250% , 08/01/33                            64,760
       240,000    5.700% , 09/17/12 #                         248,886
        15,000    6.750% , 12/15/32                            16,324
       100,000    7.195% , 09/15/14                           113,409
       200,000    Dow Chemical Co.
                  6.125% , 02/01/11 #                         214,052
        25,000    Dresser-Rand Group, Inc.
                  7.375% , 11/01/14 (a)                        25,000
       125,000    DRS Technologies, Inc.
                  6.875% , 11/01/13 #                         125,000
       100,000    DTE Energy Co.
                  6.450% , 06/01/06                           102,684
                  Duke Capital Corp.
       100,000    6.250% , 02/15/13 #                         105,524
        50,000    6.750% , 02/15/32                            53,442
                  Duke Energy Corp.
     1,200,000    4.200% , 10/01/08                         1,185,406
       100,000    5.300% , 10/01/15 #                         100,671
       220,000    5.625% , 11/30/12                           226,300

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
 Amount                                                      Value
------------------------------------------------------   ------------
$       50,000    Duke Energy Field Services LLC
                  7.875% , 08/16/10                      $     56,776
        25,000    Duke Realty LP
                  5.400% , 08/15/14                            24,971
                  Dynegy Holdings, Inc.
     3,285,000    8.750% , 02/15/12 #                       3,145,387
       300,000    9.875% , 07/15/10 (a)                       321,375
                  E.I. Du Pont de Nemours
        50,000    4.125% , 04/30/10                            48,879
        30,000    4.875% , 04/30/14 #                          29,879
        45,000    Eastman Chemical Co.
                  7.000% , 04/15/12                            50,427
       140,000    Eastman Kodak Co.
                  7.250% , 11/15/13                           146,358
       275,000    Echostar DBS Corp.
                  6.625% , 10/01/14 (a)                       265,719
       250,000    Edison Mission Energy
                  9.875% , 04/15/11 #                         288,750
                  El Paso Corp.
       660,000    7.750% , 01/15/32 #                         622,050
       690,000    7.800% , 08/01/31 #                         648,600
       350,000    7.875% , 06/15/12                           348,250
       220,000    El Paso Natural Gas
                  8.375% , 06/15/32                           241,722
       505,000    Electronic Data Systems Corp.
                  7.125% , 10/15/09                           542,793
       125,000    Emerson Electric Co.
                  4.500% , 05/01/13 #                         121,047
        25,000    Endurance Specialty Holdings Ltd.
                  7.000% , 07/15/34                            26,890 #
        30,000    Energy East Corp.
                  6.750% , 06/15/12                            32,973
     1,875,000    Entergy Gulf States, Inc.
                  6.200% , 07/01/33                         1,868,563
                  EOP Operating LP
        50,000    4.650% , 10/01/10                            48,875
       200,000    7.750% , 11/15/07                           215,218
        50,000    7.875% , 07/15/31 #                          59,750
        20,000    Equifax, Inc.
                  4.950% , 11/01/07                            20,292
       125,000    Equinox Holdings, Inc.
                  9.000% , 12/15/09 #                         131,250
                  ERP Operating LP
        25,000    4.750% , 06/15/09                            25,009
        50,000    5.250% , 09/15/14 #                          49,202
       100,000    Ethyl Corp.
                  8.875% , 05/01/10                           107,000
        15,000    Everest Reinsurance Holdings, Inc.
                  5.400% , 10/15/14                            14,778
       200,000    Exelon Generation Co. LLC
                  6.950% , 06/15/11                           220,023
       125,000    Extendicare Health Services, Inc.
                  9.500% , 07/01/10                           136,719
        85,000    Federated Department Stores
                  6.625% , 04/01/11                            91,435
                  Fedex Corp.
        25,000    2.650% , 04/01/07                            24,226
        25,000    3.500% , 04/01/09                            24,043
       100,000    Felcor Lodging LP REIT
                  9.000% , 06/01/11                           107,500
                  Fifth Third Bancorp
       100,000    4.200% , 02/23/10                            97,665
        25,000    4.500% , 06/01/18                            22,996
                  Financing Corp. Fico
       800,000    0.0% , 11/30/17 (e)                         421,962
       400,000    8.600% , 09/26/19                           541,169
        75,000    Finlay Fine Jewelry Corp.
                  8.375% , 06/01/12 #                          70,875
                  First Data Corp.
       150,000    3.375% , 08/01/08                           144,977
        60,000    3.900% , 10/01/09                            58,253
       200,000    First Union Institutional Capital I
                  8.040% , 12/01/26                           213,320
     1,500,000    First Union-Lehman Brothers-Bank of
                  America
                  6.560% , 11/18/35                         1,580,272
                  FirstEnergy Corp.
       180,000    5.500% , 11/15/06                           183,058
        25,000    6.450% , 11/15/11                            26,376
     1,230,000    7.375% , 11/15/31                         1,393,223
     1,140,000    Florida Power & Light Co.
                  5.625% , 04/01/34 #                       1,166,206
        50,000    Florida Power Corp.
                  4.800% , 03/01/13                            49,204
       125,000    Flowserve Corp.
                  12.250% , 08/15/10                          135,937
       125,000    FMC Corp.
                  7.750% , 07/01/11                           132,500
       980,000    Ford Motor Co.
                  7.450% , 07/16/31 #                         886,493
                  Ford Motor Credit Co.
       100,000    4.950% , 01/15/08 #                          95,908
        50,000    5.625% , 10/01/08 #                          47,915
       350,000    5.700% , 01/15/10 #                         329,685
       300,000    5.800% , 01/12/09                           286,523
     1,620,000    6.875% , 02/01/06                         1,642,029
       125,000    7.000% , 10/01/13                           121,089
       550,000    7.250% , 10/25/11                           542,755
     2,280,000    7.375% , 10/28/09 - 02/01/11              2,281,946
     1,880,000    7.875% , 06/15/10 #                       1,913,992
        25,000    Fortune Brands, Inc.
                  4.875% , 12/01/13                            24,781
        50,000    FPL Group Capital, Inc.
                  7.625% , 09/15/06                            52,480
        20,000    Franklin Resources, Inc.
                  3.700% , 04/15/08                            19,649
        75,000    Friendly Ice Cream Corp.
                  8.375% , 06/15/12 #                          71,250
        15,000    Fund American Cos., Inc.
                  5.875% , 05/15/13                            15,230
                  Gannett Co., Inc.
        25,000    5.500% , 04/01/07                            25,619
        10,000    6.375% , 04/01/12                            10,845
                  General Dynamics Corp.
        50,000    2.125% , 05/15/06                            49,004
        50,000    3.000% , 05/15/08                            47,995
        50,000    4.250% , 05/15/13                            47,683
        25,000    4.500% , 08/15/10                            24,757
        25,000    5.625% , 08/15/15 #                          25,749
                  General Electric Capital Corp.
        50,000    3.125% , 04/01/09 #                          47,409
       250,000    3.500% , 12/05/07 - 05/01/08                244,419
       200,000    4.250% , 01/15/08                           199,254
       150,000    4.375% , 11/21/11                           146,458
       350,000    4.750% , 09/15/14 #                         341,570

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                   Value
----------------------------------------------------   --------------
$      385,000    5.450% , 01/15/13                    $      395,469
       150,000    6.750% , 03/15/32                           173,148
       500,000    7.375% , 01/19/10                           556,273
       850,000    General Electric Co.
                  5.000% , 02/01/13                           848,765
                  General Mills, Inc.
        50,000    2.625% , 10/24/06                            48,871
        50,000    5.125% , 02/15/07                            50,843
        50,000    6.000% , 02/15/12                            53,168
                  General Motors Acceptance Corp.
       100,000    4.375% , 12/10/07                            91,974
       150,000    4.500% , 07/15/06 #                         146,322
       975,000    5.625% , 05/15/09 #                         889,466
       200,000    5.850% , 01/14/09                           185,064
     1,665,000    6.125% , 09/15/06 - 08/28/07 #            1,644,347
       580,000    6.125% , 02/01/07                           570,414
       610,000    6.150% , 04/05/07                           598,372
       150,000    6.750% , 12/01/14 #                         129,571
     1,825,000    6.875% , 09/15/11                         1,651,335
       450,000    7.750% , 01/19/10                           432,223
       200,000    8.000% , 11/01/31                           174,169
         9,900    General Motors Acceptance Corp.
                  Conv. Series B
                  5.250% , 03/06/09                           184,932
                  General Motors Corp.
       200,000    7.125% , 07/15/13 #                         172,328
     1,310,000    8.375% , 07/15/33 #                       1,121,009
       125,000    General Nutrition Centers, Inc.
                  8.500% , 12/01/10                           106,250
       150,000    Genesis HealthCare Corp.
                  8.000% , 10/15/13                           163,500
                  Genworth Financial, Inc.
        20,000    5.750% , 06/15/14                            20,506
        10,000    6.500% , 06/15/34 #                          10,891
        25,000    Georgia Power Co.
                  4.875% , 07/15/07                            25,376
                  Gillette Co.
        50,000    2.500% , 06/01/08                            47,704
        10,000    3.800% , 09/15/09                             9,728
        20,000    GlaxoSmithKline Capital, Inc.
                  5.375% , 04/15/34 #                          19,725
       125,000    Global Cash Access LLC
                  8.750% , 03/15/12                           132,500
        80,000    Goldman Sachs Capital I
                  6.345% , 02/15/34                            81,991
                  Goldman Sachs Group, Inc.
       100,000    4.125% , 01/15/08                            99,157
        50,000    4.750% , 07/15/13                            48,093
       100,000    5.000% , 10/01/14                            96,913
       250,000    5.150% , 01/15/14                           246,174
       100,000    6.125% , 02/15/33                           102,512
       400,000    6.875% , 01/15/11                           436,298
        25,000    Goodrich Corp.
                  7.625% , 12/15/12                            29,007
        25,000    Greenpoint Financial Corp.
                  3.200% , 06/06/08                            24,079
                  GTE Corp.
       100,000    6.940% , 04/15/28                           108,156
        48,000    7.510% , 04/01/09                            52,660
       100,000    GTE North, Inc.
                  5.650% , 11/15/08 #                         102,031
        50,000    Halliburton Co.
                  5.500% , 10/15/10                            51,442
                  Hanover Compressor Co.
       125,000    0.0% , 03/31/07 (e)                         110,000
       150,000    8.625% , 12/15/10                           156,750
                  Harrah's Operating Co., Inc.
        25,000    5.375% , 12/15/13                            24,784
        75,000    5.500% , 07/01/10                            76,297
                  Hartford Financial Services Group,
                  Inc.
        20,000    2.375% , 06/01/06                            19,547
        15,000    4.625% , 07/15/13                            14,398
        40,000    4.700% , 09/01/07 #                          40,191
        20,000    Hartford Life, Inc.
                  7.375% , 03/01/31                            23,981
                  HCA, Inc.
     1,000,000    5.750% , 03/15/14 #                         954,504
        50,000    6.375% , 01/15/15 #                          49,632
        20,000    Health Care, Inc. REIT
                  6.000% , 11/15/13                            20,355
        15,000    Healthcare Realty Trust, Inc.
                  5.125% , 04/01/14                            14,410
       125,000    Herbst Gaming, Inc.
                  8.125% , 06/01/12                           130,000
                  Hertz Corp.
        20,000    4.700% , 10/02/06                            19,726
        50,000    6.350% , 06/15/10                            48,044
        50,000    6.900% , 08/15/14                            47,647
        25,000    7.625% , 06/01/12                            25,347
        30,000    Hewlett-Packard Co.
                  5.500% , 07/01/07                            30,787
        25,000    Hillenbrand Industries, Inc.
                  4.500% , 06/15/09                            24,735
        65,000    Hilton Hotels Corp.
                  7.625% , 12/01/12 #                          74,208
        80,000    Home Depot, Inc.
                  3.750% , 09/15/09                            77,480
       175,000    Home Interiors & Gifts, Inc.
                  10.125% , 06/01/08 #                        144,375
       100,000    Honeywell International, Inc.
                  7.500% , 03/01/10                           112,227
                  Hospira, Inc.
        10,000    4.950% , 06/15/09                            10,063
        10,000    5.900% , 06/15/14                            10,409
        38,000    Host Marriott Corp. REIT
                  7.875% , 08/01/08                            38,760
        50,000    Host Marriott LP REIT
                  7.125% , 11/01/13                            49,625
       200,000    Host Marriott LP REIT
                  6.375% , 03/15/15 (a)                       191,000
       100,000    Houghton Mifflin Co.
                  11.500% , 10/15/13 # (c)                     69,500
                  Household Finance Corp.
     2,105,000    6.375% , 11/27/12                         2,275,987
        30,000    6.400% , 06/17/08                            31,630
        20,000    7.000% , 05/15/12                            22,295
        20,000    HRPT Properties Trust
                  6.250% , 08/15/16                            21,134
                  HSBC Bank USA NA
       275,000    3.875% , 09/15/09                           266,223
        50,000    5.875% , 11/01/34                            50,329
       300,000    HSBC Finance Corp.
                  4.125% , 03/11/08                           297,719

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                    Value
-----------------------------------------------------   -------------
$    1,250,000    Humana, Inc.
                  6.300% , 08/01/18                     $   1,299,071
        25,000    Huntington National Bank
                  4.375% , 01/15/10                            24,505
       225,000    Huntsman International LLC
                  9.875% , 03/01/09                           243,000
       175,000    Iasis Healthcare LLC
                  8.750% , 06/15/14                           182,437
       100,000    Icon Health & Fitness
                  11.250% , 04/01/12                           70,000
        75,000    IMCO Recycling Escrow, Inc.
                  9.000% , 11/15/14 (a)                        78,750
        75,000    IMCO Recycling, Inc.
                  10.375% , 10/15/10                           83,250
        50,000    Indiana Michigan Power Co.
                  6.125% , 12/15/06                            51,561
       125,000    Innophos, Inc.
                  8.875% , 08/15/14 (a)                       131,250
        75,000    InSight Health Services Corp.
                  9.875% , 11/01/11 #                          73,500
       150,000    Insight Midwest LP/Insight Capital,
                  Inc.
                  10.500% , 11/01/10                          160,500
        75,000    Intelsat Ltd.
                  9.250% , 02/01/15 (a) (c)                    47,438
       100,000    Inter-American Development Bank
                  4.500% , 09/15/14                            98,285
        20,000    InterActiveCorp
                  7.000% , 01/15/13                            21,181
                  Interface, Inc.
        75,000    7.300% , 04/01/08                            73,125
        50,000    9.500% , 02/01/14 #                          52,625
                  International Business Machines
                  Corp.
        30,000    4.375% , 06/01/09                            29,848
       100,000    6.220% , 08/01/27                           108,505
       200,000    6.500% , 01/15/28                           223,817
       200,000    7.500% , 06/15/13                           233,113
                  International Lease Finance Corp.
        50,000    3.750% , 06/30/09                            48,867
     1,900,000    4.375% , 11/01/09                         1,867,869
       100,000    4.750% , 01/13/12                            96,931
       325,000    5.750% , 02/15/07                           333,583
                  International Paper Co.
       125,000    4.250% , 01/15/09                           123,303
       100,000    5.250% , 04/01/16                            98,281
       205,000    5.500% , 01/15/14 #                         208,550
        25,000    5.850% , 10/30/12                            26,054
       150,000    6.750% , 09/01/11                           164,455
                  Iron Mountain, Inc.
       125,000    6.625% , 01/01/16                           114,062
        75,000    7.750% , 01/15/15                            74,063
        75,000    8.250% , 07/01/11                            75,750
       175,000    Isle of Capri Casinos, Inc.
                  7.000% , 03/01/14                           173,250
       175,000    ISP Chemco, Inc.
                  10.250% , 07/01/11                          189,437
        65,000    Ispat Inland ULC
                  9.750% , 04/01/14                            76,050
                  iStar Financial, Inc. REIT
        20,000    4.875% , 01/15/09                            19,748
        20,000    5.125% , 04/01/11                            19,522
     1,300,000    5.150% , 03/01/12                         1,257,629
        20,000    6.000% , 12/15/10                            20,617
        25,000    Jefferies Group, Inc.
                  5.500% , 03/15/16                            24,477
        20,000    Jersey Central Power & Light
                  5.625% , 05/01/16                            20,377
                  John Deere Capital Corp.
        20,000    3.900% , 01/15/08                            19,700
        15,000    4.500% , 08/22/07                            15,052
       470,000    5.100% , 01/15/13                           475,182
        75,000    5.125% , 10/19/06                            76,181
       100,000    7.000% , 03/15/12                           112,297
       175,000    John Q Hammons Hotels LP/John
                  Q Hammons Hotels Finance Corp. III
                  8.875% , 05/15/12                           187,687
                  Jones Apparel Group, Inc.
        25,000    4.250% , 11/15/09 (a)                        23,937
        25,000    5.125% , 11/15/14 (a)                        23,698
        25,000    6.125% , 11/15/34 (a)                        23,309
                  JP Morgan Chase & Co.
        20,000    3.625% , 05/01/08                            19,512
        20,000    3.800% , 10/02/09 #                          19,271
       100,000    4.000% , 02/01/08 #                          98,846
       100,000    4.750% , 03/01/15                            95,723
       400,000    5.125% , 09/15/14 #                         393,672
        30,000    5.250% , 05/01/15 #                          29,883
     1,635,000    6.625% , 03/15/12                         1,787,549
       300,000    6.750% , 02/01/11                           328,446
                  JP Morgan Chase & Co., Inc.
       500,000    0.0% , 04/15/27 - 07/01/27(c)                96,634
       300,000    6.000% , 01/15/09                           313,708
       400,000    Kellogg Co.
                  6.600% , 04/01/11                           436,002
                  Kerr-McGee Corp.
        20,000    5.875% , 09/15/06                            20,327
        20,000    6.875% , 09/15/11                            21,389
        30,000    6.950% , 07/01/24                            30,800
        20,000    7.875% , 09/15/31 #                          22,567
       100,000    Kerzner International Ltd.
                  8.875% , 08/15/11                           107,250
       125,000    Key Energy Services, Inc.
                  8.375% , 03/01/08                           129,844
                  KeyBank National Association
        50,000    5.800% , 07/01/14                            52,286
       250,000    7.000% , 02/01/11                           277,548
        50,000    Keycorp
                  2.750% , 02/27/07                            48,584
       200,000    KeySpan Corp.
                  7.625% , 11/15/10                           228,271
        50,000    KFW - Bankengruppe
                  3.250% , 09/21/07                            48,942
       225,000    KI Holdings, Inc.
                  9.875% , 11/15/14 (a) (c)                   138,375
        45,000    Kimberly-Clark Corp.
                  5.625% , 02/15/12                            47,360
                  Kinder Morgan Energy Partners
        50,000    5.000% , 12/15/13                            48,690
        25,000    5.125% , 11/15/14 #                          24,324
        75,000    5.800% , 03/15/35                            71,033
        85,000    6.750% , 03/15/11                            92,216
                  Kinder Morgan, Inc.
        40,000    6.500% , 09/01/12                            42,952
        20,000    7.250% , 03/01/28                            22,640

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
 Amount                                                    Value
----------------------------------------------------   ------------
$      100,000    Kinetek, Inc.
                  10.750% , 11/15/06                   $     91,750
                  Kraft Foods, Inc.
        25,000    4.000% , 10/01/08                          24,512
       100,000    4.625% , 11/01/06                         100,655
        25,000    5.250% , 10/01/13                          25,204
     1,950,000    5.625% , 11/01/11                       2,023,334
                  Kroger Co.
       200,000    6.750% , 04/15/12                         217,964
       100,000    6.800% , 12/15/18                         108,855
       200,000    L-3 Communications Corp.
                  7.625% , 06/15/12                         212,500
       300,000    Landesbank Baden-
                  Wuerttemberg/New York
                  6.350% , 04/01/12                         328,051
       125,000    Las Vegas Sands Corp.
                  6.375% , 02/15/15 # (a)                   118,594
        30,000    Lear Corp.
                  5.750% , 08/01/14 (a)                      28,847
                  Lehman Brothers Holdings, Inc.
       150,000    3.500% , 08/07/08                         146,126
       600,000    4.000% , 01/22/08                         592,210
       300,000    7.000% , 02/01/08                         320,107
        25,000    Lennar Corp.
                  5.500% , 09/01/14 #                        24,610
        75,000    Leslie's Poolmart
                  7.750% , 02/01/13 (a)                      75,750
                  Levi Strauss & Co.
        25,000    7.730% , 04/01/12 (a) (b)                  24,563
       125,000    9.750% , 01/15/15 (a)                     122,812
        45,000    12.250% , 12/15/12                         49,050
                  Liberty Media Corp.
        40,000    3.750% , 02/15/30                          24,550
       685,000    4.510% , 06/15/05 (b)                     694,097
                  Limited Brands
        25,000    5.250% , 11/01/14 #                        23,753
        25,000    6.125% , 12/01/12                          26,036
     1,175,000    6.950% , 03/01/33 #                     1,208,754
        50,000    Lockheed Martin Corp.
                  7.200% , 05/01/36                          60,553
        25,000    Loews Cineplex Entertainment Corp.
                  9.000% , 08/01/14 (a)                      24,875
        25,000    Loews Corp.
                  5.250% , 03/15/16                          24,390
        50,000    Lowe's Cos., Inc.
                  8.250% , 06/01/10                          58,092
       350,000    Lucent Technologies, Inc.
                  6.450% , 03/15/29                         301,875
                  Lyondell Chemical Co.
        75,000    9.500% , 12/15/08                          80,250
       100,000    11.125% , 07/15/12 #                      115,000
       130,000    Magnum Hunter Resources, Inc.
                  9.600% , 03/15/12                         145,600
       100,000    Mail Well I Corp.
                  9.625% , 03/15/12                         106,500
        10,000    Marathon Oil Corp.
                  6.125% , 03/15/12                          10,675
                  Marsh & McLennan Cos., Inc.
       100,000    3.625% , 02/15/08 #                        97,135
        50,000    5.375% , 07/15/14                          47,968 #
                  Marshall & Ilsley Bank
        25,000    4.125% , 09/04/07                          24,939
        50,000    4.375% , 08/01/09                          49,483
       150,000    5.000% , 01/17/17                         145,707
        25,000    5.250% , 09/04/12                          25,712
        50,000    Masco Corp.
                  5.875% , 07/15/12 #                        52,025
                  May Department Stores Co.
        50,000    4.800% , 07/15/09                          49,694
        50,000    5.750% , 07/15/14                          50,148
        30,000    8.750% , 05/15/29                          38,111
        25,000    MBIA, Inc.
                  5.700% , 12/01/34 #                        24,290
                  MBNA America Bank
        30,000    4.625% , 08/03/09                          29,756
        30,000    7.125% , 11/15/12                          33,417
                  MBNA Corp.
     1,150,000    4.625% , 09/15/08                       1,144,815
       100,000    6.125% , 03/01/13                         105,490
        15,000    7.500% , 03/15/12                          16,914
        20,000    McDonald's Corp.
                  5.750% , 03/01/12                          21,043
       190,000    MCI, Inc.
                  8.735% , 05/01/14                         209,000
        50,000    MDC Holdings, Inc.
                  5.375% , 12/15/14                          48,436
                  MeadWestvaco Corp.
        50,000    6.800% , 11/15/32                          54,855
        50,000    6.850% , 04/01/12                          55,765
       125,000    Mediacom Broadband LLC
                  11.000% , 07/15/13 #                      133,750
       125,000    Medical Device Manufacturing, Inc.
                  10.000% , 07/15/12                        133,750
       200,000    Mellon Bank NA
                  4.750% , 12/15/14                         195,451
       150,000    Mellon Funding Corp.
                  4.875% , 06/15/07                         152,103
        50,000    Merck & Co., Inc.
                  4.750% , 03/01/15                          48,212
       125,000    MeriStar Hospitality Corp. REIT
                  9.125% , 01/15/11                         130,625
                  Merrill Lynch & Co., Inc.
       295,000    3.375% , 09/14/07                         289,233
       300,000    3.700% , 04/21/08                         294,115
        25,000    4.000% , 11/15/07 #                        24,846
       470,000    4.056% , 03/12/07 (b)                     465,958
       100,000    4.125% , 09/10/09                          97,456
       350,000    5.000% , 02/03/14 - 01/15/15              339,714
       100,000    6.000% , 02/17/09                         104,602
       300,000    6.875% , 11/15/18                         335,954
                  MetLife, Inc.
        50,000    5.250% , 12/01/06                          50,950
        25,000    5.500% , 06/15/14                          25,362
        50,000    6.375% , 06/15/34                          53,823
        15,000    Metropolitan Edison Co.
                  4.875% , 04/01/14                          14,501
       275,000    MGM Mirage, Inc.
                  6.750% , 09/01/12                         277,062
                  MidAmerican Energy Co.
        15,000    4.650% , 10/01/14                          14,447
       100,000    5.125% , 01/15/13                         100,815
        50,000    6.750% , 12/30/31                          58,257
                  MidAmerican Energy Holdings Co.
        80,000    3.500% , 05/15/08                          77,179
        50,000    5.000% , 02/15/14                          48,788

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

Principal
  Amount                                                     Value
------------------------------------------------------   -------------
$      150,000    Millennium America, Inc.
                  9.250% , 06/15/08                      $     160,875
                  Mirant Americas Generation LLC
       100,000    7.625% , 05/01/06 (f)                        113,000
       125,000    9.125% , 05/01/31 (f)                        135,937
        75,000    Mohegan Tribal Gaming Authority
                  6.875% , 02/15/15 (a)                         74,250
                  Morgan Stanley
       350,000    4.000% , 01/15/10                            336,944
        75,000    4.750% , 04/01/14                             71,409
       540,000    5.300% , 03/01/13 #                          543,064
        25,000    5.800% , 04/01/07                             25,702
       700,000    6.100% , 04/15/06                            714,155
     2,300,000    6.600% , 04/01/12                          2,510,622
        25,000    7.250% , 04/01/32                             30,070
       125,000    Mueller Group, Inc.
                  10.000% , 05/01/12                           135,000
        25,000    Murphy Oil Corp.
                  6.375% , 05/01/12                             27,158
        50,000    Muzak LLC/Muzak Finance Corp.
                  10.000% , 02/15/09                            41,000
     2,000,000    Nabisco, Inc.
                  6.850% , 06/15/05                          2,012,836
        10,000    Nabors Industries, Inc.
                  5.375% , 08/15/12                             10,306
                  National City Bank
        25,000    3.300% , 05/15/07                             24,691
        50,000    4.250% , 07/01/18                             43,970
        25,000    National Fuel Gas Co.
                  5.250% , 03/01/13                             24,974
        75,000    National Mentor, Inc.
                  9.625% , 12/01/12 (a)                         78,188
                  National Rural Utilities Cooperative
                  Finance
        10,000    4.375% , 10/01/10 #                            9,823
        10,000    4.750% , 03/01/14                              9,768 #
       200,000    6.000% , 05/15/06                            204,464
       205,000    6.500% , 03/01/07                            213,183
        30,000    7.250% , 03/01/12 #                           33,906
        70,000    8.000% , 03/01/32                             91,006
     1,550,000    New England Telephone
                  7.875% , 11/15/29                          1,827,810
       150,000    Newark Group, Inc.
                  9.750% , 03/15/14                            152,250
                  Newell Rubbermaid, Inc.
        25,000    6.000% , 03/15/07 #                           25,810
        25,000    6.750% , 03/15/12                             27,428
        25,000    News America Holdings
                  8.000% , 10/17/16                             29,543
                  News America, Inc.
        50,000    5.300% , 12/15/14                             48,980 (a)
        25,000    6.200% , 12/15/34 (a)                         24,719
       320,000    6.625% , 01/09/08 #                          336,186
                  Nextel Communications, Inc.
       125,000    6.875% , 10/31/13                            130,312
       275,000    7.375% , 08/01/15                            290,469
       125,000    Nextmedia Operating, Inc.
                  10.750% , 07/01/11                           136,406
     3,050,000    Niagara Mohawk Power Corp.
                  7.750% , 05/15/06-10/01/08                 3,241,750
        50,000    Nisource Finance Corp.
                  5.400% , 07/15/14                             50,358
        75,000    NMHG Holding Co.
                  10.000% , 05/15/09                            80,813
                  Norfolk Southern Corp.
       200,000    7.250% , 02/15/31                            239,840
       175,000    7.800% , 05/15/27                            218,761
        75,000    Nortek, Inc.
                  8.500% , 09/01/14                             72,375
        75,000    Nortel Networks Ltd.
                  6.125% , 02/15/06 #                           75,188
                  Northrop Grumman Corp.
       230,000    4.079% , 11/16/06                            229,703
       150,000    7.750% , 02/15/31                            189,605
       274,000    NRG Energy, Inc.
                  8.000% , 12/15/13 (a)                        289,755
        30,000    Nucor Corp.
                  4.875% , 10/01/12                             29,757
       100,000    Occidental Petroleum Corp.
                  6.750% , 01/15/12                            110,628
        20,000    Ocean Energy, Inc.
                  4.375% , 10/01/07                             19,954
       125,000    OM Group, Inc.
                  9.250% , 12/15/11                            128,750
       125,000    OMI Corp.
                  7.625% , 12/01/13                            129,844
                  Oncor Electric Delivery Co.
       390,000    6.375% , 01/15/15                            420,213
                  7.000% , 09/01/22 -
       160,000    05/01/32                                     183,204
       125,000    Owens-Brockway Glass Container
                  7.750% , 05/15/11                            130,937
       125,000    Oxford Industries, Inc.
                  8.875% , 06/01/11                            132,500
        50,000    Pacific Bell
                  7.125% , 03/15/26                             55,911
                  Pacific Gas & Electric Co.
       115,000    3.260% , 04/04/05 (b)                        115,301
        15,000    3.600% , 03/01/09                             14,435
        20,000    4.200% , 03/01/11                             19,270
        25,000    4.800% , 03/01/14                             24,335
       635,000    6.050% , 03/01/34                            652,028
        25,000    Pactiv Corp.
                  7.950% , 12/15/25 #                           31,408
        50,000    PanAmSat Corp.
                  9.000% , 08/15/14                             52,750
        50,000    Park Place Entertainment Corp.
                  8.875% , 09/15/08                             54,813
        50,000    Peco Energy Co.
                  3.500% , 05/01/08                             48,759
                  Pemex Project Funding Master Trust
       100,000    7.375% , 12/15/14                            107,000
       200,000    8.500% , 02/15/08                            217,400
       100,000    8.625% , 02/01/22                            113,625
                  PepsiAmericas, Inc.
        10,000    3.875% , 09/12/07                              9,878
        50,000    4.875% , 01/15/15                             48,943
       100,000    Petco Animal Supplies, Inc.
                  10.750% , 11/01/11                           112,000
                  Pfizer, Inc.
        25,000    2.500% , 03/15/07                             24,316
        25,000    4.500% , 02/15/14 #                           24,234
        25,000    PHH Corp.
                  7.125% , 03/01/13                             27,514
        20,000    5.000% , 04/01/14                             19,581
        25,000    5.500% , 12/01/15                             25,146
       150,000    7.750% , 04/15/11                            170,852

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

 Principal Amount                                                     Value
---------------------------------------------------------------  ---------------
$           125,000     Pinnacle Entertainment, Inc.
                        8.250% , 03/15/12                        $       125,000
            250,000     Pinnacle Foods Holding Corp.
                        8.250% , 12/01/13                                213,750
          1,295,000     Pinnacle West Capital Corp.
                        6.400% , 04/01/06                              1,313,047
                        Pioneer Natural Resources Co.
             20,000     5.875% , 07/15/16                                 20,453
             25,000     7.200% , 01/15/28                                 28,560
                        Pitney Bowes, Inc.
             50,000     4.625% , 10/01/12                                 49,499
             25,000     4.750% , 05/15/18                                 23,825
             25,000     4.875% , 08/15/14                                 24,639
             25,000     Plains All American Pipeline LP/PAA
                        Finance Corp.
                        5.625% , 12/15/13                                 25,246
            150,000     Plains Exploration & Production Co.
                        7.125% , 06/15/14                                156,750
            245,000     Plastipak Holdings, Inc.
                        10.750% , 09/01/11                               271,950
             75,000     Pliant Corp.
                        11.125% , 09/01/09                                75,000
             25,000     PNC Bank NA
                        5.250% , 01/15/17                                 24,630
             25,000     Popular North America Capital Trust I
                        6.564% , 09/15/34                                 26,343
                        Popular North America, Inc.
            100,000     3.875% , 10/01/08                                 98,311
             25,000     4.700% , 06/30/09                                 24,939
             80,000     PPL Electric Utilities Corp.
                        6.250% , 08/15/09                                 85,072
                        PPL Energy Supply LLC
             25,000     5.400% , 08/15/14                                 25,188
            100,000     6.400% , 11/01/11                                108,069
                        Praxair, Inc.
             25,000     3.950% , 06/01/13 #                               23,076
             40,000     6.375% , 04/01/12 #                               43,282
             15,000     Principal Life Income Funding
                        3.200% , 04/01/09                                 14,242
                        Procter & Gamble Co.
             25,000     4.750% , 06/15/07                                 25,346
             30,000     4.950% , 08/15/14                                 29,835
             25,000     5.800% , 08/15/34                                 25,935
            200,000     6.875% , 09/15/09                                218,923
             20,000     Progress Energy, Inc.
                        6.050% , 04/15/07                                 20,628
             25,000     Progressive Corp.
                        6.250% , 12/01/32                                 26,730
             30,000     Prologis REIT
                        5.500% , 03/01/13                                 30,082
             15,000     Protective Life Secured Trust
                        4.000% , 04/01/11                                 14,321
                        Prudential Financial, Inc.
             20,000     3.750% , 05/01/08                                 19,586
             25,000     4.500% , 07/15/13 #                               23,874
             50,000     5.100% , 09/20/14                                 49,505
             10,000     5.750% , 07/15/33                                 10,041
                        PSE&G Power LLC
             25,000     3.750% , 04/01/09                                 24,078
            100,000     PSI Energy, Inc.
                        5.000% , 09/15/13                                 98,872
                        Public Service Co. of Colorado
             50,000     4.375% , 10/01/08 #                               49,798
             35,000     7.875% , 10/01/12                                 41,351
                        Public Service Electric & Gas Co.
             50,000     4.000% , 11/01/08                                 49,084
             25,000     5.000% , 08/15/14                                 24,767
                        Pulte Homes, Inc.
             30,000     4.875% , 07/15/09                                 29,597
             50,000     5.200% , 02/15/15 #                               47,211
             25,000     6.375% , 05/15/33                                 23,869
             20,000     7.875% , 06/15/32                                 23,064
            300,000     Qwest Corp.
                        9.125% , 03/15/12 (a)                            326,250
            175,000     Qwest Services Corp.
                        14.000% , 12/15/10 (a)                           202,562
                        R.J. Reynolds Tobacco Holdings, Inc.
            680,000     7.750% , 05/15/06                                704,650
          1,170,000     7.875% , 05/15/09 #                            1,257,750
            200,000     Rabobank Capital Funding Trust
                        5.254% , 12/29/49 (a) (b)                        198,082
             20,000     Radian Group, Inc.
                        5.625% , 02/15/13                                 20,157
            125,000     Radio One, Inc.
                        8.875% , 07/01/11 #                              133,750
            150,000     Radnor Holdings, Inc.
                        11.000% , 03/15/10 #                             111,000
                        Raytheon Co.
            100,000     4.850% , 01/15/11                                 99,667
             80,000     5.375% , 04/01/13 #                               81,168
             10,000     5.500% , 11/15/12                                 10,328
              4,000     6.000% , 12/15/10                                  4,220
             50,000     6.400% , 12/15/18                                 53,992
            400,000     6.750% , 08/15/07                                420,859
                        RBS Capital Trust I
             25,000     5.512% , 09/29/49 (b)                             25,361
            100,000     6.425% , 12/29/49 (b)                            106,837
             10,000     Regency Centers LP
                        6.750% , 01/15/12                                 10,858
             50,000     Regions Bank
                        2.900% , 12/15/06                                 48,991
             30,000     Regions Financial Corp.
                        6.375% , 05/15/12                                 32,362
            275,000     Reliant Resources, Inc.
                        9.500% , 07/15/13                                299,062
             25,000     Republic Services, Inc.
                        6.750% , 08/15/11                                 27,329
                        Resolution Performance Products LLC/RPP
                        Capital Corp.
            175,000     8.000% , 12/15/09                                183,750
             75,000     9.500% , 04/15/10 #                               79,875
            125,000     RH Donnelley Finance Corp. I
                        10.875% , 12/15/12 (a)                           144,062
             25,000     Rio Tinto Finance USA Ltd.
                        2.625% , 09/30/08 #                               23,552
             60,000     Safeco Corp.
                        4.875% , 02/01/10                                 60,114
                        Safeway, Inc.
             50,000     4.950% , 08/16/10                                 49,269
          1,325,000     7.250% , 02/01/31 #                            1,441,365
            100,000     saks, Inc.
                        7.375% , 02/15/19                                 89,500
                        Southwest Airlines Co.
             50,000     5.125% , 03/01/17                                 46,927
             30,000     5.496% , 11/01/06                                 30,519

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

 Principal Amount                                                     Value
---------------------------------------------------------------  ---------------
                        Sara Lee Corp.
$            25,000     6.125% , 11/01/32                        $        26,758
             50,000     6.250% , 09/15/11                                 53,512
          1,100,000     SB Treasury Co. LLC
                        9.400% , 12/29/49 # (a) (b)                    1,238,234
            200,000     SBA Telecommunications, Inc.
                        9.750% , 12/15/11 (c)                            172,500
            150,000     Sbarro, Inc.
                        11.000% , 09/15/09 #                             144,750
                        SBC Communications, Inc.
            150,000     4.125% , 09/15/09                                145,893
            500,000     5.100% , 09/15/14                                487,340
             50,000     5.625% , 06/15/16                                 50,197
            500,000     5.750% , 05/02/06                                509,136
             50,000     6.450% , 06/15/34                                 52,045
                        Schering-Plough Corp.
             40,000     5.550% , 12/01/13                                 40,862
             30,000     6.750% , 12/01/33                                 33,565
             75,000     Scientific Games Corp.
                        6.250% , 12/15/12 (a)                             74,625
            125,000     Seagate Technology Holdings
                        8.000% , 05/15/09 #                              132,812
            150,000     Sealy Mattress Co.
                        8.250% , 06/15/14 #                              156,375
             50,000     Sempra Energy
                        4.750% , 05/15/09                                 49,710
            100,000     Sequa Corp.
                        9.000% , 08/01/09                                107,000
            250,000     Simmons Bedding Co.
                        10.000% , 12/15/14 (a) (c)                       156,250
                        Simon Property Group LP REIT
             75,000     4.875% , 03/18/10 - 08/15/10                      74,214
            100,000     6.375% , 11/15/07                                104,183
            135,000     SITEL Corp.
                        9.250% , 03/15/06                                135,000
                        Six Flags, Inc.
             50,000     9.625% , 06/01/14 #                               46,125
             75,000     9.750% , 04/15/13 #                               69,938
                        SLM Corp.
            830,000     4.090% , 04/01/05 (b)                            819,417
            200,000     5.375% , 05/15/14                                202,343
             50,000     5.625% , 04/10/07                                 51,278
             60,000     Sonat, Inc.
                        7.625% , 07/15/11                                 59,250
             50,000     South Carolina Electric & Gas
                        5.300% , 05/15/33                                 48,602
                        Southern California Edison Co.
             50,000     5.000% , 01/15/16                                 49,033
             40,000     6.000% , 01/15/34                                 41,533
             50,000     Southern California Gas Co.
                        4.375% , 01/15/11                                 48,872
            100,000     Southern Co. Capital Funding, Inc.
                        5.300% , 02/01/07                                102,847
             60,000     Southern Natural Gas Co.
                        8.000% , 03/01/32 #                               64,420
             20,000     Southern Union Co.
                        7.600% , 02/01/24                                 23,538
             25,000     SouthTrust Corp.
                        5.800% , 06/15/14                                 25,938
             25,000     SpectraSite, Inc.
                        8.250% , 05/15/10                                 26,063
                        Sprint Capital Corp.
          1,880,000     6.000% , 01/15/07                              1,932,599
            100,000     6.875% , 11/15/28                                107,059
          1,370,000     8.375% , 03/15/12                              1,601,116
            100,000     8.750% , 03/15/32                                129,736
             50,000     St. Paul Cos.
                        8.125% , 04/15/10                                 56,910
            175,000     Starwood Hotels & Resorts Worldwide
                        7.875% , 05/01/12                                191,187
            225,000     Stone Container Corp.
                        9.750% , 02/01/11                                240,750
            250,000     Stone Energy Corp.
                        8.250% , 12/15/11                                260,625
             50,000     Sumitomo Mitsui Banking Corp.
                        8.000% , 06/15/12                                 58,355
                        SunTrust Banks, Inc.
             50,000     3.625% , 10/15/07                                 49,127
             25,000     4.000% , 10/15/08                                 24,676
             50,000     5.450% , 12/01/17                                 50,542
            135,000     7.250% , 09/15/06                                140,899
             30,000     SUPERVALU, Inc.
                        7.500% , 05/15/12                                 34,417
             75,000     Swift & Co.
                        10.125% , 10/01/09                                82,313
            150,000     Swift Energy Co.
                        9.375% , 05/01/12 #                              162,750
            400,000     Swiss Bank Corp. NY
                        7.500% , 07/15/25                                492,334
            125,000     Sybron Dental Specialties, Inc.
                        8.125% , 06/15/12                                134,062
                        Target Corp.
            520,000     4.000% , 06/15/13                                487,830
             30,000     5.400% , 10/01/08                                 30,941
            200,000     5.500% , 04/01/07 #                              204,718
             50,000     7.000% , 07/15/31 #                               60,093
          1,560,000     TCI Communications Finance
                        9.650% , 03/31/27                              1,763,786
                        Tekni-Plex, Inc.
            150,000     8.750% , 11/15/13 # (a)                          142,125
             25,000     12.750% , 06/15/10 #                              20,875
            800,000     Tele-Communications-TCI Group
                        7.875% , 08/01/13                                933,178
             25,000     Temple-Inland, Inc.
                        7.875% , 05/01/12                                 28,221
                        Tenet Healthcare Corp.
             75,000     6.875% , 11/15/31                                 60,000
            490,000     7.375% , 02/01/13 #                              461,825
             25,000     9.875% , 07/01/14                                 26,000
             10,000     Tennessee Gas Pipeline Co.
                        8.375% , 06/15/32 #                               11,113
            250,000     Terex Corp.
                        10.375% , 04/01/11                               271,875
             25,000     Texaco Capital, Inc.
                        9.750% , 03/15/20                                 36,655
             25,000     Texas Gas Transmission LLC
                        4.600% , 06/01/15                                 23,751
                        Textron Financial Corp.
          1,800,000     2.750% , 06/01/06                              1,762,015
             80,000     6.000% , 11/20/09                                 84,768
             30,000     4.875% , 04/01/13                                 29,814
             50,000     5.000% , 08/15/14                                 49,555

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

 Principal Amount                                                     Value
---------------------------------------------------------------  ---------------
$            25,000     Textron, Inc.
                        4.500% , 08/01/10                        $        24,658
            100,000     The Mony Group, Inc.
                        8.350% , 03/15/10                                114,370
             10,000     Time Warner Entertainment Co. LP
                        8.375% , 07/15/33                                 12,571
                        Time Warner, Inc.
             80,000     6.875% , 05/01/12 #                               87,367
            100,000     9.125% , 01/15/13                                123,561
            150,000     9.150% , 02/01/23                                197,190
             75,000     Titan Corp.
                        8.000% , 05/15/11                                 78,000
             25,000     Toyota Motor Credit Corp.
                        5.500% , 12/15/08                                 25,877
            200,000     Transocean, Inc.
                        6.625% , 04/15/11                                218,408
             89,000     TRW Automotive, Inc.
                        9.375% , 02/15/13                                 95,675
            125,000     Turning Stone Casino Resort
                        9.125% , 12/15/10 (a)                            127,187
                        TXU Corp.
             50,000     6.375% , 06/15/06                                 51,155
            125,000     6.550% , 11/15/34 (a)                            117,860
                        TXU Energy Co. LLC
            130,000     3.420% , 04/14/05 (a) (b)                        129,987
          1,000,000     7.000% , 03/15/13 #                            1,094,377
                        Tyson Foods, Inc.
             20,000     7.250% , 10/01/06                                 20,868
             70,000     8.250% , 10/01/11                                 81,191
                        Ubiquitel Operating Co.
            100,000     9.875% , 03/01/11 (a)                            110,250
             25,000     9.875% , 03/01/11                                 27,563
            125,000     UFJ Bank Ltd.
                        7.400% , 06/15/11                                138,927
             50,000     Unilever Capital Corp.
                        5.900% , 11/15/32                                 52,338
             15,000     Union Electric Co.
                        5.100% , 10/01/19                                 14,631
             65,000     Union Oil Co. of California
                        5.050% , 10/01/12                                 65,399
                        Union Pacific Corp.
          1,350,000     3.625% , 06/01/10                              1,272,532
             20,000     5.375% , 05/01/14                                 20,221
          1,584,931     5.404% , 07/02/25                              1,587,942
             10,000     6.500% , 04/15/12                                 10,838
            200,000     6.700% , 12/01/06                                207,927
             50,000     Union Planters Bank NA
                        5.125% , 06/15/07                                 50,807
             25,000     Union Planters Corp.
                        4.375% , 12/01/10                                 24,312
             25,000     UnionBancal Corp.
                        5.250% , 12/16/13                                 24,877
                        United Technologies Corp.
             50,000     4.875% , 11/01/06                                 50,675
             50,000     7.500% , 09/15/29                                 63,672
                        UnitedHealth Group, Inc.
             25,000     3.375% , 08/15/07                                 24,481
             10,000     3.750% , 02/10/09                                  9,704
          1,875,000     4.125% , 08/15/09 #                            1,841,531
             10,000     4.750% , 02/10/14                                  9,718
                        Univision Communications, Inc.
             50,000     2.875% , 10/15/06                                 48,991
             50,000     3.875% , 10/15/08                                 48,604
            300,000     US Bancorp
                        3.125% , 03/15/08                                289,835
                        US Bank National Association
             10,000     3.750% , 02/06/09                                  9,718
            100,000     4.950% , 10/30/14                                 98,729
             50,000     6.300% , 02/04/14                                 54,191
            125,000     US Unwired, Inc.
                        10.000% , 06/15/12 #                             138,437
                        Valero Energy Corp.
          1,260,000     4.750% , 06/15/13                              1,228,000
            100,000     6.875% , 04/15/12                                110,997
             85,000     7.500% , 04/15/32                                102,470
             50,000     Valspar Corp.
                        6.000% , 05/01/07                                 51,471
            100,000     Vanguard Health Co.
                        11.250% , 10/01/15 (c)                            66,750
          1,935,000     Verizon Florida, Inc.
                        6.125% , 01/15/13                              2,010,997
                        Verizon Global Funding Corp.
             50,000     4.000% , 01/15/08                                 49,376
            555,000     6.875% , 06/15/12                                611,336
            200,000     7.250% , 12/01/10                                221,954
            100,000     7.750% , 12/01/30                                120,860
            100,000     Verizon Maryland, Inc.
                        6.125% , 03/01/12                                104,913
             30,000     Verizon New England, Inc.
                        6.500% , 09/15/11                                 32,118
            125,000     Vertis, Inc.
                        9.750% , 04/01/09                                130,625
            245,000     Viacom, Inc.
                        5.625% , 08/15/12 #                              247,940
            125,000     Vicar Operating, Inc.
                        9.875% , 12/01/09                                135,312
                        Virginia Electric & Power Co.
            200,000     4.750% , 03/01/13                                195,534
             25,000     5.375% , 02/01/07                                 25,490
            200,000     Vodafone Group PLC
                        7.750% , 02/15/10                                225,884
             50,000     Wachovia Bank National Association
                        5.000% , 08/15/15                                 49,086
                        Wachovia Corp.
            350,000     3.500% , 08/15/08                                339,684
             40,000     3.625% , 02/17/09                                 38,713
             30,000     4.875% , 02/15/14                                 29,271
             50,000     5.250% , 08/01/14                                 50,142
             50,000     7.500% , 04/15/35                                 63,332
                        Wal-Mart Stores, Inc.
             50,000     4.000% , 01/15/10 #                               48,663
            100,000     4.550% , 05/01/13                                 98,301
            500,000     6.875% , 08/10/09                                544,702
                        Walt Disney Co.
            275,000     6.375% , 03/01/12                                295,616
             15,000     7.000% , 03/01/32                                 17,188
            125,000     Warner Chilcott Corp.
                        8.750% , 02/01/15 (a)                            125,625
            200,000     Warner-Lambert Co.
                        6.000% , 01/15/08                                208,895
            250,000     Washington Mutual Bank
                        6.875% , 06/15/11                                275,570

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

 Principal Amount                                                     Value
---------------------------------------------------------------  ---------------
$           200,000     Washington Mutual Financial Corp.
                        6.250% , 05/15/06                        $       204,920
                        Washington Mutual, Inc.
             50,000     4.000% , 01/15/09                                 48,914
             25,000     4.375% , 01/15/08                                 24,904
                        Waste Management, Inc.
             10,000     5.000% , 03/15/14                                  9,837
            100,000     6.500% , 11/15/08                                106,007
          1,480,000     7.000% , 07/15/28                              1,654,172
            100,000     7.375% , 08/01/10                                111,445
             30,000     7.750% , 05/15/32                                 36,752
             20,000     Weingarten Realty Investments
                        4.857% , 01/15/14                                 19,495
          1,175,000     Wellpoint Health Networks, Inc.
                        6.375% , 01/15/12 #                            1,267,965
                        WellPoint, Inc.
             50,000     3.750% , 12/14/07 (a)                             49,071
            100,000     4.250% , 12/15/09 (a)                             97,624
             75,000     5.000% , 12/15/14 (a)                             73,583
             50,000     5.950% , 12/15/34 (a)                             50,203
                        Wells Fargo & Co.
            250,000     4.200% , 01/15/10                                244,443
             15,000     4.625% , 04/15/14                                 14,476
            100,000     5.125% , 09/15/16                                 98,899
            600,000     5.900% , 05/21/06                                612,739
            100,000     6.450% , 02/01/11                                108,555
             30,000     Wells Fargo Capital I
                        7.960% , 12/15/26                                 32,773
             81,000     Westlake Chemical Corp.
                        8.750% , 07/15/11                                 88,594
                        Weyerhaeuser Co.
            129,000     5.950% , 11/01/08                                134,499
             13,000     6.125% , 03/15/07                                 13,451
            270,000     6.750% , 03/15/12                                296,551
             30,000     7.375% , 03/15/32                                 35,073
                        Williams Cos., Inc.
            150,000     7.625% , 07/15/19                                162,375
          1,000,000     7.750% , 06/15/31 #                            1,080,000
            200,000     7.875% , 09/01/21                                218,000
            165,000     8.750% , 03/15/32                                195,937
             30,000     Wisconsin Electric Power
                        4.500% , 05/15/13                                 29,074
             15,000     WMC Financial USA Ltd.
                        5.125% , 05/15/13                                 15,028
             10,000     World Savings Bank FSB
                        4.500% , 06/15/09                                  9,913
          1,425,000     Wyeth
                        5.500% , 03/15/13-02/01/14                     1,448,557
            100,000     XL Capital Europe PLC
                        6.500% , 01/15/12                                107,080
                        XTO Energy, Inc.
             25,000     5.000% , 01/31/15                                 24,467
            100,000     6.250% , 04/15/13                                107,428
            225,000     7.500% , 04/15/12                                257,739
                        Zions Bancorp.
             25,000     5.650% , 05/15/14                                 25,376
             25,000     6.000% , 09/15/15                                 26,051
                                                                 ---------------
                                                                     193,398,251
                                                                 ---------------
TOTAL U.S. CORPORATE OBLIGATIONS
     (Cost $266,335,673 )                                            268,840,437
                                                                 ---------------
U.S. GOVERNMENT & AGENCY
      OBLIGATIONS - 64.4%

FEDERAL FARM CREDIT BANK - 0.0%

                        Federal Farm Credit Bank
            100,000     3.000% , 04/15/08                                 96,731
            100,000     3.250% , 06/15/07                                 98,272
                                                                 ---------------
                                                                         195,003
                                                                 ---------------
FEDERAL HOME LOAN BANK SYSTEM - 0.8%

                        Federal Home Loan Bank System
          1,000,000     1.875% , 06/15/06                                978,080
            100,000     2.625% , 02/16/07                                 97,425
          1,000,000     2.750% , 08/15/06                                985,740
             25,000     3.000% , 10/19/06                                 24,667
             60,000     3.200% , 11/29/06                                 59,307
          1,200,000     3.250% , 12/17/07                              1,173,048
            250,000     3.450% , 01/10/07                                247,877
            500,000     3.625% , 01/15/08 #                              493,145
          1,290,000     3.625% , 11/14/08                              1,261,161
            600,000     3.750% , 03/07/07 - 08/18/09                     587,408
            100,000     4.000% , 03/10/08                                 99,152
            350,000     4.375% , 01/25/10                                344,509
            500,000     4.500% , 09/16/13                                491,911
            100,000     5.050% , 01/26/15                                 99,354
             50,000     5.375% , 08/15/18                                 51,655
                                                                 ---------------
                                                                       6,994,439
                                                                 ---------------
FEDERAL HOME LOAN MORTGAGE CORP.  - 8.5%

                        Federal Home Loan Mortgage Corp.
             10,000     2.000% , 04/12/06                                  9,822
          1,000,000     2.375% , 02/15/07                                971,765
             30,000     2.400% , 03/29/07                                 29,101
             60,000     2.530% , 05/03/06                                 59,201
             50,000     2.700% , 03/16/07                                 48,814
          2,500,000     2.750% , 10/15/06 - 03/15/08                   2,436,180
            100,000     2.850% , 02/23/07                                 97,959
             15,000     2.875% , 09/18/07                                 14,582
             50,000     3.000% , 03/28/07                                 49,053
            100,000     3.050% , 01/19/07                                 98,470
             60,000     3.375% , 08/23/07                                 59,052
             50,000     3.500% , 03/24/08                                 49,024
             40,000     3.550% , 11/15/07                                 39,445
            100,000     3.875% , 01/12/09                                 97,983
            989,894     4.000% , 11/01/19 - 02/01/20                     947,868
            140,000     4.125% , 11/18/09 - 02/24/11                     136,396
            170,000     4.250% , 05/04/09 - 05/22/13                     166,717
          7,345,000     4.500% , 11/15/11 - TBA                        7,191,981
            150,000     4.750% , 10/11/12                                147,596
          1,000,000     4.875% , 11/15/13                              1,004,218
         13,981,340     5.000% , 01/30/14 - TBA                       13,693,258
          1,610,000     5.125% , 10/15/08 - 03/10/14                   1,621,937
            100,000     5.200% , 03/05/19                                 98,679
             20,000     5.250% , 12/01/14                                 19,877
         25,001,780     5.500% , 07/15/06 - TBA                       25,168,114
          7,142,313     6.000% , 06/15/11 - 02/01/35                   7,368,696
            400,000     6.250% , 07/15/32                                460,830
          4,825,516     6.500% , 06/14/24 - TBA                        5,009,042
          2,000,000     6.783% , 08/18/05                              2,028,838
          3,000,000     6.875% , 09/15/10                              3,331,815
          1,732,133     7.000% , 05/01/30 - 12/01/33                   1,824,019
            443,366     7.500% , 09/01/29 - 05/01/31                     474,888

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

 Principal Amount                                                     Value
---------------------------------------------------------------  ---------------
$           355,678     8.000% , 07/01/30 - 05/01/31             $       382,790
                                                                 ---------------
                                                                      75,138,010
                                                                 ---------------
FEDERAL HOME LOAN PC  - 0.8%

                        Federal Home Loan PC
          2,824,837     4.500% , 12/01/18 - 06/01/19                   2,768,262
          4,024,870     5.000% , 02/01/19 - 07/01/19                   4,029,319
                                                                 ---------------
                                                                       6,797,581
                                                                 ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 19.7%

                        Federal National Mortgage Association
            230,000     2.710% , 01/30/07                                224,857
             50,000     2.810% , 09/28/06                                 49,131
          1,500,000     3.000% , 08/15/07                              1,463,275
            375,000     3.125% , 07/15/06 - 03/16/09                     367,232
            600,000     3.250% , 12/21/06 - 11/15/07                     588,171
            500,000     3.375% , 12/15/08                                483,469
            709,583     3.460% , 06/25/43                                705,612
             40,000     3.625% , 05/15/07                                 39,449
            100,000     3.660% , 02/25/09                                 97,452
          1,870,676     3.750% , 05/17/07 - 05/25/30                   1,832,883
          5,599,532     4.000% , 03/25/24 - TBA                        5,417,043
            200,000     4.150% , 09/10/09                                195,411
             50,000     4.200% , 03/24/08                                 49,753
             10,000     4.375% , 05/26/09                                  9,968
         19,134,876     4.500% , 06/01/18 - TBA                       18,526,783
            800,000     4.625% , 10/15/14                                783,182
             10,000     4.650% , 06/24/09                                 10,016
          2,570,205     4.710% , 09/25/43                              2,576,290
         22,713,475     5.000% , 01/15/07 - TBA                       22,389,019
          1,800,000     5.250% , 04/15/07                              1,842,230
         36,502,169     5.500% , 02/15/06 - TBA                       36,786,276
            100,000     5.750% , 02/17/22                                 98,904
         32,495,218     6.000% , 04/01/17 - TBA                       33,230,188
          5,400,000     6.250% , 02/01/11                              5,770,084
         28,051,954     6.500% , 05/01/16 - TBA                       29,146,068
          3,100,000     6.625% , 09/15/09 - 11/15/30                   3,379,179
             13,250     7.000% , 06/30/05 (b)                            736,203
          4,034,087     7.000% , 01/01/28 - 11/01/32                   4,256,431
            500,000     7.250% , 05/15/30                                644,474
            837,913     7.500% , 10/01/15 - 03/01/31                     893,916
            386,364     8.000% , 07/01/25                                418,573
             85,906     8.500% , 12/01/26 - 07/01/27                      93,737
                                                                 ---------------
                                                                     173,105,259
                                                                 ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  - 6.1%

                        Government National Mortgage Association
         23,807,504     5.000% , 07/15/33 - TBA                       23,504,249
          2,688,281     5.500% , 02/15/33 - 04/15/34                   2,715,756
         22,734,965     6.000% , 12/15/31 - TBA                       23,348,856
          2,688,287     6.500% , 08/15/28 - 11/15/32                   2,811,519
            908,811     7.000% , 01/15/23 - 04/15/29                     965,030
            536,816     7.500% , 10/15/22 - 09/15/29                     578,504
            115,457     8.000% , 10/15/29 - 07/15/30                     124,488
                                                                 ---------------
                                                                      54,048,402
                                                                 ---------------
TENNESSEE VALLEY AUTHORITY  - 0.0%

                        Tennessee Valley Authority
            100,000     6.150% , 01/15/38                                114,066
             50,000     6.250% , 12/15/17                                 55,887
            125,000     6.750% , 11/01/25                                150,257
                                                                 ---------------
                                                                         320,210
                                                                 ---------------
U.S. TREASURY BONDS - 3.7%

                        United States Treasury Bonds
            900,000     0.0% , 11/15/21 - 11/15/27 (e)                   359,329
          2,090,000     5.250% , 11/15/28 - 02/15/29 #                 2,200,481
          2,725,000     5.375% , 02/15/31 #                            2,969,931
          1,500,000     6.000% , 02/15/26 #                            1,715,917
          1,000,000     6.125% , 11/15/27 #                            1,168,789
          8,060,000     6.250% , 08/15/23 - 05/15/30 #                 9,589,234
            400,000     6.500% , 11/15/26 #                              485,594
          1,000,000     7.125% , 02/15/23 #                            1,266,719
          3,900,000     7.250% , 05/15/16 - 08/15/22 #                 4,834,558
            800,000     8.000% , 11/15/21                              1,084,063
          3,500,000     8.125% , 08/15/19 - 08/15/21 #                 4,726,749
            150,000     10.375% , 11/15/12                               173,777
            800,000     12.000% , 08/15/13 #                             998,438
            400,000     13.250% , 05/15/14                               537,094
                                                                 ---------------
                                                                      32,110,673
                                                                 ---------------
U.S. TREASURY NOTES - 21.4%

                        United States Treasury Notes
            700,000     1.500% , 07/31/05 - 03/31/06 #                   694,910
          3,660,000     1.625% , 02/28/06 #                            3,601,667
            619,163     1.625% , 01/15/15                                610,020
            300,000     1.875% , 12/31/05 #                              296,883
          2,920,000     2.250% , 04/30/06 - 02/15/07 #                 2,848,891
            750,000     2.375% , 08/15/06 #                              737,432
            725,000     2.375% , 08/31/06                                712,369
            388,000     2.500% , 05/31/06                                383,362
         11,130,000     2.500% , 09/30/06 - 10/31/06 #                10,934,195
         13,270,000     2.625% , 11/15/06 - 03/15/09 #                12,870,705
          4,935,000     2.750% , 06/30/06 - 08/15/07 #                 4,877,863
            695,000     2.750% , 07/31/06                                687,208
          3,230,000     2.875% , 11/30/06 #                            3,186,091
         16,140,000     3.000% , 12/31/06 - 11/15/07 #                15,926,079
          5,770,000     3.125% , 01/31/07 - 09/15/08 #                 5,692,997
          3,000,000     3.250% , 08/15/07 - 08/15/08 #                 2,948,984
         31,620,000     3.375% , 02/15/08 - 10/15/09 #                31,066,547
          6,610,000     3.500% , 11/15/06 - 08/15/09 #                 6,537,164
            212,458     3.625% , 01/15/08                                228,494
          3,445,000     3.625% , 07/15/09 - 02/15/10 #                 3,353,994
         21,920,000     4.000% , 06/15/09 - 02/15/14 #                21,551,459
          2,470,000     4.125% , 02/15/15 #                            2,373,129
         12,815,000     4.250% , 08/15/13 - 11/15/14 #                12,610,199
          1,100,000     4.375% , 05/15/07 - 08/15/12 #                 1,108,758
            530,000     4.625% , 05/15/06 #                              536,356
          7,380,000     4.750% , 11/15/08 - 05/15/14 #                 7,526,749
          2,435,000     4.875% , 02/15/12 #                            2,514,422
         15,830,000     5.000% , 02/15/11 - 08/15/11 #                16,444,208
            500,000     5.500% , 02/15/08                                521,309
            500,000     5.500% , 05/15/09 #                              526,719
          7,500,000     5.750% , 11/15/05 - 08/15/10 # (g)             7,642,928
          4,600,000     6.500% , 02/15/10 # (g)                        5,065,212
          1,500,000     6.875% , 05/15/06 # (g)                        1,554,668
                                                                 ---------------
                                                                     188,171,971
                                                                 ---------------
U.S. TREASURY PRINCIPAL STRIP - 3.4%

                        United States Treasury Inflation Indexed
                                      Bonds
          5,163,653     0.875% , 04/15/10 # (h)                        5,051,003
            404,914     1.875% , 07/15/13 # (h)                          411,973
            165,120     2.000% , 01/15/14 # (h)                          169,011
            657,553     2.000% , 07/15/14 (h)                            671,641
          2,013,124     2.375% , 01/15/25 # (h)                        2,165,381

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

                Principal
                  Amount                               Value
                ---------                           ------------
$  8,813,187    3.375% , 01/15/07 - 01/15/12 # (h)  $  9,286,399
   6,767,288    3.625% , 04/15/28 (h)                  8,895,410
   1,348,767    3.875% , 01/15/09 # (h)                1,487,421
   1,688,751    4.250% , 01/15/10 # (h)                1,922,384
                                                    ------------
                                                      30,060,623
                                                    ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
    (Cost $567,204,015)                              566,942,171
                                                    ------------

          Shares                                         Value
          ------                                      ----------
COMMON STOCKS  - 0.2%

COMPUTERS & INFORMATION  - 0.1%

           880    Globix Corp. *                               1
         5,784    NTL, Inc. *                            368,267
                                                      ----------
                                                         368,268
                                                      ----------
MULTIMEDIA  - 0.0%
        20,205    UnitedGlobalCom, Inc. *                191,139
                                                      ----------
TELECOMMUNICATIONS  - 0.1%

        13,803    Spectrasite, Inc. *                    800,160
        10,002    Telewest Global, Inc. *                177,935
                                                      ----------
                                                         978,095
                                                      ----------
TOTAL COMMON STOCKS
    (Cost $1,049,720)                                  1,537,502
                                                      ----------
PREFERRED STOCKS  - 0.0%

TELECOMMUNICATIONS - 0.0%

           226    Alamosa Holdings, Inc. *               196,168
                                                      ----------
                                                         196,168
                                                      ----------
TOTAL PREFERRED STOCKS
    (Cost $64,410)                                       196,168
                                                      ----------
WARRANTS  - 0.0%

           115    American Tower Escrow Corp. *           25,817
                                                      ----------
TOTAL WARRANTS
    (Cost $7,954)                                         25,817
                                                      ----------

                Principal
                 Amount                                  Value
                ---------                             ----------
MUNICIPALS  - 0.1%

ILLINOIS  - 0.0%

        50,000    State of Illinois G.O.
                  4.950% , 06/01/23                       48,368
        50,000    State of Illinois G.O.
                  5.100% , 06/01/33                       47,714
                                                      ----------
                                                          96,082
                                                      ----------
NEW JERSEY  - 0.0%

       100,000    New Jersey State Turnpike
                  Authority, Rev. Bond, Ser. B
                  4.252% , 01/01/16                       94,472
                                                      ----------

                   Principal
                    Amount                              Value
                   ---------                         -----------
OREGON  - 0.1%

$       50,000    Oregon School Boards
                  Association, Rev.Bond (FSA)
                  5.528% , 06/30/28                  $    51,306
        50,000    State of Oregon G.O.
                  5.762% , 06/01/23                       52,762
       100,000    State of Oregon G.O.
                  5.892% , 06/01/27                      107,523
                                                     -----------
                                                         211,591
                                                     -----------
WISCONSIN  - 0.0%

        50,000    State of Wisconsin, Rev.
                  Bond, Ser. A (FSA)
                  5.700% , 05/01/26                       52,520
                                                     -----------
TOTAL MUNICIPALS
    (Cost $432,657)                                      454,665
                                                     -----------
PURCHASED OPTIONS  - 0.0%

CALL OPTIONS  - 0.0%

            25    Eurodollar Futures Strike
                  95.5 Expires 05/20/2005                 33,437

           115    Eurodollar Futures Strike
                  95.5 Expires 06/13/05                   43,125

            80    Eurodollar Futures Strike 96
                  Expires 09/19/2005                      97,000

            16    United States Treasury Notes
                  Strike 105 Expires 05/20/2005           35,000
                                                     -----------
                                                         208,562
                                                     -----------

PUT OPTIONS  - 0.0%

             7    Eurodollar Futures Strike 95
                  Expires 09/19/2005                          88

             2    Eurodollar Futures Strike
                  96.5 Expires 09/19/2005                  2,475
                                                     -----------
                                                           2,563
                                                     -----------

TOTAL PURCHASED OPTIONS                                  211,125
    (Cost $450,550)                                  -----------

SHORT-TERM INVESTMENTS  - 30.2%

CASH EQUIVALENTS  - 0.1%

       384,999    Federal National Mortgage
                  Association
                  0.0% , 04/01/05 (e) (i)                385,000

       385,000    Federal National Mortgage
                  Association
                  0.0% , 06/29/05 (e) (i)                382,192
                                                     -----------
                                                         767,192
                                                     -----------

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2005 (Unaudited) (continued)

                Principal
             Amount or Shares                           Value
             ----------------                      -------------
COLLATERAL FOR SECURITIES ON LOAN  - 22.0%

$  197,130,876    State Street Navigator
                  Securities Lending Prime
                  Portfolio
                  2.782%  (j) (k) (l)              $ 197,130,876
                                                   -------------
COMMERCIAL PAPER - 6.0%

                  5,000,000 Barton Cap Corp.
                  2.780% , 04/13/05 (g)                4,995,367
     6,300,000    DaimlerChrysler NA Holding
                  Corp.
                  2.910% , 04/13/05 (g)                6,293,889
     5,000,000    Fairway Financing Corp.
                  0.0% , 04/13/05 (g)                  4,995,450
     6,300,000    Four Winds Funding Corp.
                  2.830% , 04/13/05 (g)                6,294,057
     5,000,000    Kittyhawk Funding Corp.
                  0.0% , 04/18/05 (g)                  4,993,436
     6,536,000    Liberty Street Funding Corp.
                  2.720% , 04/12/05 (a) (g)            6,530,568
     3,962,000    Mica Funding LLC
                  2.750% , 04/12/05 (g)                3,958,671
     9,372,000    Paradigm Funding Corp.
                  2.730% , 04/13/05 (g)                9,363,471
     5,000,000    Yorktown Capital LLC
                  0.0% , 04/13/05 (g)                  4,995,450
                                                   -------------
                                                      52,420,359
                                                   -------------
MUTUAL FUND  - 1.5%

    13,355,666    Goldman Sachs Prime
                  Obligations Fund
                  2.576%  (g) (j)                     13,355,666
                                                   -------------
REPURCHASE AGREEMENTS  - 0.6%

     5,700,000    Deutsche Bank Repurchase
                  Agreement
                  2.810% , 04/01/05 (g) (j) (m)        5,700,000
                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $269,374,094)                              269,374,094
                                                   -------------
TOTAL INVESTMENTS  - 130.5%
    (Cost $1,148,168,926) (n)                      1,152,574,541
                                                   -------------
Liabilities in excess of other assets  - (30.5)%    (271,866,669)
                                                   -------------
TOTAL NET ASSETS  - 100.0%                         $ 880,707,872
                                                   =============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security.

# - Represents security, or portion thereof, on loan as of March 31, 2005.

(a) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b) - Indicates a variable rate security. The rate shown reflects the current interest rate in effect at March 31, 2005.

(c) - Indicates a security with a step coupon. The security is issued with a zero coupon and steps to the stated coupon at a predetermined date and remains in effect until final maturity.

(d) - Represents a security which is fair-valued.

(e) - Security is issued with a zero coupon. Income is recognized through the accretion of discount.

(f) - Security currently in default.

(g) - All or a portion of these securities have been pledged to cover collateral requirements for delayed delivery transactions.

(h) - Represents a Treasury Inflation - Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index.

(i) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(j) - Rate quoted represents the seven day yield of the Fund.

(k) - Indicates an affiliated issuer.

(l) - Represents security purchased with cash collateral received for securities on loan.

(m) - Repurchase agreement dated 3/31/05, due 4/1/05 with a repurchase value of $5,700,445. Collateralized by $5,700,000 Federal National Mortgage Association 3.15% due 10/23/2009. The aggregate market value, including accrued interest, of the collateral was $5,744,857.

(n) - At March 31, 2005, the aggregate cost of securities for Federal income tax purposes for the Fund was substantially similar to book cost. Aggregate gross unrealized appreciation is $15,007,288 and the aggregate gross unrealized depreciation is $10,601,673, resulting in net unrealized appreciation of $4,405,615.

SECURITY ABBREVIATIONS:

FSA--Financial Security Assurance Co.

REIT--Real Estate Investment Trust

Yankee-Dollar--U.S. Dollar denominated bonds issued by non-U.S. companies or foreign governments and traded on an exchange in the U.S.

DIVERSIFIED BOND FUND: - DERIVATIVE POI INSERT

FUTURES CONTRACTS:

                                                                                                                     Unrealized
   Number of                                                                                                        Appreciation /
   Contracts      Face Value          Underlying Securities         Expiration Date  Notional Cost  Notional Value  (Depreciation)
----------------  ----------          ---------------------         ---------------  -------------  -------------- -----------------
  Long Position

        44          11,000,000  EuroDollar Futures                     Jun-2005       $ 10,643,370    $ 10,613,350      $   (30,020)
        356         89,000,000  EuroDollar Futures                     Sep-2005         86,105,080      85,462,250         (642,830)
         7           1,750,000  EuroDollar Futures                     Dec-2005          1,688,785       1,675,888          (12,897)
        31           3,100,000  U.S. Treasury Bonds Futures            Jun-2005          3,427,249       3,452,625           25,376
        196         19,600,000  U.S. Treasury Note 5 Year Futures      Jun-2005         21,013,738      20,990,375          (23,363)
                                                                                                                        -----------
                                                                                                                           (683,734)
                                                                                                                        ===========
  Short Position

        218         21,800,000  U.S. Treasury Note 10 Year Futures     Jun-2005         23,923,489      23,819,906          103,583
                                                                                                                       ------------
                                                                                                                            103,583
                                                                                                                       ============

WRITTEN OPTIONS:

                                                           Exercise    Expiration            Current
          Description                       Contracts       Price         Month               Value
          -----------                       ---------      --------    ----------            -------
Call Options:

U.S. Treasury Notes 10 year Futures               17          114        May '05           $    (266)
U.S. Treasury Notes 10 year Futures               6           113        May '05                (187)
U.S. Treasury Notes 10 year Futures               15          111        May '05             (10,312)
U.S. Treasury Bonds Futures                       39          115        May '05              (9,141)
U.S. Treasury Notes 10 year Futures               42          112        May '05              (3,281)
U.S. Treasury Notes 5 year Futures                5         108.5        May '05                (547)
U.S. Treasury Notes 10 year Futures               20          111        May '05              (4,375)

Put Options:

U.S. Treasury Notes 10 year Futures               12          108        May '05              (4,875)
U.S. Treasury Notes 5 year Futures                3         107.5        May '05              (2,391)
U.S. Treasury Bonds Futures                       15          111        May '05             (18,047)
                                                                                           ---------
                                                                                           $ (53,422)
                                                                                           =========

ITEM 2.     Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officers evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-Q.

(b) There have been no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     Exhibits

(3) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           CitiStreet Funds, Inc.

Date:    May 26, 2005                      By:      /s/ Paul S. Feinberg
                                                    --------------------
                                                    Paul S. Feinberg
                                                    President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    May 26, 2005                      By:      /s/ Robert C. Dughi
                                                    -------------------
                                                    Robert C. Dughi
                                                    Chairman of the Board

Date:    May 26, 2005                      By:      /s/ Paul S. Feinberg
                                                    --------------------
                                                    Paul S. Feinberg
                                                    President

Date:    May 26, 2005                      By:      /s/ Matthew G. Riordan
                                                    ----------------------
                                                    Matthew G. Riordan
                                                    Treasurer and Chief
                                                    Financial Officer

                                  EXHIBIT LIST

(3) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.